UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05149
811-10631

Name of Fund:    Merrill Lynch Funds for Institutions Series

Merrill Lynch Premier Institutional Fund

Merrill Lynch Institutional Fund

Merrill Lynch Government Fund

Merrill Lynch Treasury Fund

Merrill Lynch Institutional Tax-Exempt Fund

Master Institutional Money Market LLC

Merrill Lynch Premier Institutional Portfolio

Merrill Lynch Institutional Portfolio

Merrill Lynch Institutional Tax-Exempt Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:  (617) 342-1600

Date of fiscal year end:  04/30/2008

Date of reporting period:  11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Premier Institutional Portfolio
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Certificates of Deposit — 2.8%
Chase Bank USA N.A.	$165,000,000	5.13%	04/15/08	$165,000,000
	225,000,000	5.13	04/16/08	225,000,000
	200,000,000	4.70	05/07/08	200,000,000
Citibank N.A.	135,000,000	5.15	03/03/08	135,000,000
Wachovia Bank N.A.	165,000,000	5.32	02/06/08	165,000,000
Total Certificates of Deposit (Cost $890,000,000)				890,000,000

Certificates of Deposit — Variable Rate — 1.4%
Calyon, NY	225,000,000	4.58	04/02/08	224,988,750
	25,000,000	4.27	08/13/08	24,978,443
Wachovia Bank N.A.	175,150,000	4.75	02/04/09	175,150,000
Total Certificates of Deposit — Variable Rate (Cost $425,117,193)				425,117,193

Yankee Certificates of Deposit — 21.5%
Banco Bilbao Vizcaya	95,815,000	5.07	04/02/08	95,815,791
Argentaria, S.A. NY	21,825,000	5.42	06/12/08	21,855,382
Bank of Ireland (Stamford Branch)	37,720,000	5.35	02/15/08	37,720,000
Bank of Montreal, Chicago Branch	93,310,000	5.10	04/01/08	93,310,000
	118,900,000	4.87	06/02/08	118,900,000
Bank of Nova Scotia, NY	133,000,000	4.60	03/03/08	133,000,000
	65,000,000	3.25	05/29/08	65,000,000
Bank of Scotland	450,000,000	3.27	03/25/08	450,000,000
Plc, NY	100,000,000	4.27	07/09/08	100,017,297
	200,000,000	3.07	07/31/08	200,000,000
Banque Nationale De Paris, NY	150,000,000	3.14	04/24/08	150,000,000
	200,000,000	4.37	05/09/08	200,048,321
	377,205,000	4.80	06/05/08	377,205,000
	270,000,000	4.50	07/03/08	270,206,381
	50,000,000	4.26	07/09/08	50,092,977
Barclays Bank, Plc NY	300,000,000	3.15	04/24/08	300,000,000
Canadian Imperial Bank	74,105,000	5.28	02/07/08	74,105,000
of Commerce, NY	265,025,000	5.09	04/01/08	265,025,000
	292,681,000	4.87	06/10/08	292,681,000
Deutsche Bank AG, NY	224,765,000	5.39	03/11/08	224,765,000
Fortis Bank SA/NV, NY	357,700,000	5.28	02/07/08	357,700,145
	250,000,000	5.30	02/11/08	250,000,000
Natixis, NY	100,000,000	4.75	02/04/08	100,000,000
	500,000,000	4.42	04/07/08	500,000,000
	190,000,000	4.48	05/08/08	190,080,478
	75,000,000	5.42	07/10/08	75,123,644
Nordea Bank Finland Plc., NY	62,865,000	5.31	02/15/08	62,865,119
	88,035,000	4.91	06/23/08	88,038,370
Royal Bank of Scotland, NY	150,000,000	4.60	03/31/08	150,000,000
	35,000,000	4.92	06/04/08	35,001,176
Svenska Handelsbanken, NY	164,005,000	5.27	02/07/08	164,005,000
	136,100,000	4.14	03/17/08	136,100,000
	120,580,000	4.86	06/10/08	120,580,000
Toronto Dominion Bank, NY	64,000,000	5.02	03/14/08	64,000,000
	36,350,000	4.86	05/30/08	36,350,000
	266,460,000	4.85	06/06/08	266,460,000
	135,000,000	4.86	06/12/08	135,000,000
UBS AG (Stamford Branch)	225,000,000	4.25	05/09/08	225,000,000
	88,820,000	4.90	06/04/08	88,820,000
	50,000,000	3.75	06/06/08	50,000,000

Yankee Certificates of Deposit — (concluded)
Unicredito Italiano, NY	$150,000,000	5.39%	03/20/08	$150,000,974
Total Yankee Certificates of Deposit (Cost $6,764,872,055)				6,764,872,055

Yankee Certificates of Deposit — Variable Rate — 2.9%
Bank of Montreal, Chicago Branch	327,915,000	5.00	11/10/08	327,915,000
Bank of Nova Scotia, NY	190,315,000	4.55	07/03/08	190,283,223
Bank of Scotland Plc NY	175,000,000	4.83	10/27/08	175,000,000
Deutsche Bank AG, NY	230,510,000	4.75	01/21/09	230,510,000
Total Yankee Certificates of Deposit — Variable Rate (Cost $923,708,223)				923,708,223

Corporate Notes — Variable Rate — 3.2%
ASIF Global	118,000,000	3.93	09/22/08	118,000,000
Finance XXX (b)
Bank of Ireland (b)	53,800,000	3.94	09/19/08	53,800,000
HSBC Finance Corp.	247,000,000	3.82	08/22/08	247,000,000
Northern Rock Plc (b)	215,000,000	5.24	07/08/08	215,000,000
Premium Asset	110,000,000	4.30	07/15/08	110,000,000
Trust, 4-10 (b)
Skandinaviska Enskilda	47,000,000	5.14	09/05/08	47,000,000
Banken AB (b)	200,000,000	4.44	09/08/08	200,000,000
Total Corporate Notes — Variable Rate (Cost $990,800,000)				990,800,000

Medium Term Notes — Variable Rate — 4.1%
American Express	82,775,000	4.66	10/10/08	82,775,000
Bank FSB
Australia and New Zealand	49,720,000	5.11	07/03/08	49,720,000
Banking Group Limited (b)
Citigroup Funding Inc.	240,850,000	4.88	08/13/08	240,850,000
Fifth Third Bancorp (b)	300,000,000	3.91	08/22/08	300,000,000
Lehman Brothers	150,000,000	4.01	08/22/08	150,000,000
Holdings Inc. (b)
Pricoa Global	20,000,000	5.21	09/12/08	19,990,888
Funding I (b)
Royal Bank of	300,000,000	5.01	09/26/08	300,000,000
Scotland Group PLC (b)
Wachovia Bank of	10,000,000	4.67	10/03/08	9,989,057
North Carolina, N.A.
Westpac	124,000,000	5.20	10/10/08	124,000,000
Banking Corp. NY (b)
Total Medium Term Notes — Variable Rate (Cost $1,277,324,945)				1,277,324,945

Structured Investment Vehicle — 0.4%
Cullinan	136,455,000	3.36	06/25/08	136,449,594
Finance Corp. (b)(c)
Total Structured Investment Vehicle (Cost $136,449,594)				136,449,594

Master Notes — Variable Rate — 3.4%
Genworth Life	50,000,000	4.71	11/03/08	50,000,000
Insurance Company (a)
Hartford Life	20,000,000	4.70	02/01/09	20,000,000
Insurance Company (a)	50,000,000	4.70	02/01/09	50,000,000
ING USA Annuity	90,000,000	4.10	02/23/09	90,000,000
& Life Insurance Co. (a)	30,000,000	4.18	10/21/08	30,000,000

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JANUARY 31, 2008
(Unaudited)

Merrill Lynch Premier Institutional Portfolio
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Master Notes — Variable Rate — (concluded)
Metlife Global	$108,000,000	4.34%	09/12/08	$108,000,000
Funding I (b)	125,500,000	4.57	10/06/08	125,500,000
Metlife Insurance	35,000,000	4.69	03/03/08	35,000,000
Company of Connecticut (a)	210,000,000	4.72	09/02/08	210,000,000
New York Life	220,000,000	4.26	04/14/08	220,000,000
Insurance Company (a)
Transamerica Life	125,000,000	4.69	01/30/09	125,000,000
Insurance Company (a)
Total Master Notes — Variable Rate (Cost $1,063,500,000)				1,063,500,000

Time Deposits — 2.4%
Fifth Third Ohio	774,510,000	3.38	02/01/08	774,510,000
Total Time Deposits (Cost $774,510,000)				774,510,000

Commercial Paper — 49.0%
Amsterdam	67,705,000	3.45	02/25/08	67,549,279
Funding Corp.	76,370,000	3.37	03/03/08	76,148,379
	100,000,000	4.45	03/07/08	99,567,361
Atlantis One	300,000,000	3.42	02/25/08	299,316,000
Funding Corp.	79,000,000	4.55	04/02/08	78,390,932
Bank of	116,115,000	5.20	02/14/08	115,897,171
America	350,000,000	4.30	06/06/08	344,732,500
Corporation	132,221,000	3.96	06/09/08	130,347,153
	191,185,000	3.67	06/12/08	188,610,184
	194,615,000	3.80	07/11/08	191,307,626
BNP Paribas	90,000,000	5.05	03/10/08	89,520,725
Financial Inc.	525,000,000	4.28	07/07/08	515,200,583
Cafco, LLC	80,610,000	5.60	03/04/08	80,208,741
	50,000,000	3.90	04/11/08	49,620,833
	104,575,000	3.33	04/24/08	103,772,126
Cancara Asset	103,000,000	3.44	02/29/08	102,724,418
Securitisation LLC
Charta LLC	24,900,000	5.14	02/07/08	24,878,669
	40,350,000	5.14	02/08/08	40,309,673
Ciesco LLC	23,750,000	5.14	02/07/08	23,729,654
	82,350,000	5.60	03/04/08	81,940,080
	100,000,000	3.88	04/10/08	99,256,333
	100,000,000	3.80	04/16/08	99,208,333
Citigroup	150,000,000	4.75	02/21/08	149,604,583
Funding	150,000,000	4.77	02/27/08	149,483,250
Inc.	113,000,000	5.10	03/12/08	112,359,667
	141,535,000	4.73	05/01/08	139,861,349
	138,815,000	4.81	06/03/08	136,533,691
Concord Minute Capital	167,650,000	3.65	02/22/08	167,293,045
Company LLC Series A
CRC	52,200,000	5.14	02/07/08	52,155,282
Funding LLC	189,000,000	4.90	02/12/08	188,717,025
	100,000,000	4.49	02/27/08	99,675,722
	125,000,000	5.60	03/04/08	124,377,778
	180,000,000	5.20	03/13/08	178,934,000
	100,000,000	3.33	04/24/08	99,232,250
Danske Corp.	300,000,000	3.72	04/18/08	297,610,433
	450,000,000	4.43	04/24/08	445,403,875
	300,000,000	4.35	06/09/08	295,323,750
Fairway Finance Co. LLC	90,090,000	3.52	02/22/08	89,905,015

Commercial Paper — (continued)
Falcon Asset	$60,000,000	5.20%	02/21/08	$59,826,667
Securitization Company LLC
Fortis Banque	45,000,000	3.81	04/16/08	44,642,813
Luxembourg SA	180,000,000	4.79	04/25/08	177,988,200
General Electric	75,000,000	4.30	04/21/08	74,283,333
Capital Corporation	350,000,000	4.64	04/22/08	346,346,000
	200,000,000	3.83	07/10/08	196,595,556
General Electric	25,000,000	4.61	03/24/08	24,833,528
Capital Services, Inc.
Grampian Funding LLC	200,000,000	4.27	03/11/08	199,074,833
	82,000,000	4.00	03/17/08	81,590,000
HBOS Treasury Services Plc	425,000,000	4.71	04/23/08	420,440,458
JP Morgan Chase & Co.	600,000,000	4.97	04/01/08	595,027,500
	110,000,000	4.83	04/17/08	108,878,367
Jupiter Securitization	50,000,000	5.20	02/19/08	49,870,000
Company LLC	50,000,000	5.00	03/19/08	49,673,611
Kitty Hawk Funding Corp.	136,067,000	3.88	03/17/08	135,407,075
Lexington Parker	165,000,000	4.18	02/15/08	164,731,783
Capital CP	100,000,000	3.54	03/05/08	99,675,500
	135,140,000	3.52	03/18/08	134,532,170
Natexis Banques Populaires	530,400,000	4.43	05/06/08	524,199,477
US Finance Co. LLC
Nordea North	200,000,000	4.83	03/10/08	198,980,333
America Inc, DE	54,000,000	4.77	04/18/08	53,449,065
	200,000,000	4.32	05/05/08	197,744,000
Park Avenue	88,000,000	3.35	03/24/08	87,574,178
Receivables Corp.
Raiffeisen Zentralbank	158,000,000	4.55	04/02/08	156,781,864
Osterreich AG	100,000,000	4.55	04/07/08	99,165,833
Ranger Funding	100,000,000	4.98	02/19/08	99,751,000
Company LLC	550,000,000	3.80	04/18/08	545,529,722
Regency Markets	75,271,000	4.15	02/15/08	75,149,521
No. 1 LLC	97,037,000	3.90	04/15/08	96,259,087
Royal Bank	60,000,000	4.79	05/29/08	59,057,967
of Scotland Group Plc	458,815,000	4.79	06/04/08	451,245,062
SanPaolo IMI	300,000,000	4.50	04/03/08	297,675,000
US Financial Co.
Sheffield Receivables Corp.	100,700,000	3.50	02/25/08	100,465,033
Skandinaviska	200,000,000	5.32	03/13/08	198,788,222
Enskilda Banken AB
Societe Generale	77,276,000	4.76	02/01/08	77,276,000
North America Inc.	169,822,000	5.03	03/10/08	168,920,340
	42,250,000	3.85	04/15/08	41,915,638
	400,000,000	3.77	04/23/08	396,565,111
	90,000,000	3.73	06/10/08	88,789,375
	400,000,000	4.48	07/02/08	392,440,533
	25,000,000	3.02	07/22/08	24,639,278
Solitaire Funding LLC	175,000,000	3.50	02/21/08	174,659,722
Thames Asset	59,908,000	4.05	02/15/08	59,813,645
Global Securities No 1 Plc	104,809,000	3.32	03/07/08	104,470,700
	53,671,000	5.65	03/12/08	53,334,065
Thunder Bay	80,235,000	3.45	02/22/08	80,073,527
Funding LLC

2
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JANUARY 31, 2008
(Unaudited)

Merrill Lynch Premier Institutional Portfolio
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Commercial Paper — (concluded)
Ticonderoga	$49,000,000	4.05%	02/13/08	$48,933,850
Funding LLC	31,800,000	5.75	02/26/08	31,673,021
UBS Finance	252,315,000	5.31	03/10/08	250,900,774
Delaware LLC	175,000,000	5.31	03/11/08	173,993,313
	400,000,000	5.35	03/11/08	397,681,667
	350,000,000	4.81	04/18/08	346,399,181
Unicredito Italiano	130,780,000	5.25	03/20/08	129,865,412
Bank Ireland PLC
Victory	102,838,000	5.60	02/04/08	102,790,009
Receivables Corp.
Yorktown Capital	62,255,000	5.50	03/06/08	61,931,620
LLC	101,011,000	5.50	03/07/08	100,470,872
Windmill Funding Corp.	250,000,000	3.43	02/25/08	249,428,333
Total Commercial Paper (Cost $15,390,906,212)				15,390,906,212

Face Amount	Issue	Value

Collateralized Advancements — 8.5%
$100,000,000	Barclays Capital Inc., purchased on 01/31/08 to yield 3.275% to 02/01/08, collateralized by corporate obligations with an aggregate value of $102,000,000, 3.875% – 5.20% due from 03/01/11 to 11/15/14.	$100,000,000
575,000,000	Barclays Capital Inc., purchased on 01/31/08 to yield 3.275% to 02/01/08, collateralized by corporate obligations with an aggregate value of $586,500,000, 1.98% – 8.963% due from 06/09/09 to 12/25/56.	575,000,000
615,000,000	Deutsche Bank Securities, Inc., purchased on 01/31/08 to yield 3.28% to 02/01/08, collateralized by corporate obligation with an aggregate value of $627,300,555, 0% – 9.98% due from 02/15/08 to 05/09/62.	615,000,000
85,000,000	Deutsche Bank Securities, Inc., purchased on 01/31/08 to yield 3.33% to 01/02/08, collateralized by corporate obligation with an aggregate value of $88,400,000, 9.00% due 12/15/14.	85,000,000
415,000,000	Goldman Sachs & Company, purchased on 01/31/08 to yield 3.36% to 02/01/08, collateralized by corporate obligations with an aggregate value of $431,600,000, 0% – 14.75% due from 04/01/08 to 07/25/99.	415,000,000
300,000,000	HSBC Securities (USA) Inc., purchased on 01/31/08 to yield 3.25% to 02/01/08, collateralized by corporate obligations with an aggregate value of $306,003,485, 0% – 6.535% due from 12/15/09 to 06/25/37.	300,000,000

Collateralized Advancements — (concluded)
$200,000,000	JP Morgan Securities Inc., purchased on 01/31/08 to yield 3.33% to 02/01/08, collateralized by corporate obligations with an aggregate value of $208,000,197, 0% – 8.61% due from 07/02/08 to 05/11/57.	$200,000,000
375,000,000	Morgan Stanley & Co., Inc., purchased on 01/31/08 to yield 3.25% to 02/01/08, collateralized by corporate obligations with an aggregate value of $386,584,495, 0% due from 02/01/08 to 10/17/08.	375,000,000

Total Collateralized Advancements (Cost $2,665,000,000)	2,665,000,000

Repurchase Agreements — 0.1%
25,000,000	Deutsche Bank Securities, Inc., purchased on 01/31/08 to yield 2.85% to 02/01/08, repurchase price of $25,001,979, collateralized by Freddie Mac Fixed Rate Notes @ 4.50% due 07/06/10 and Tennessee Valley Authority Bonds @ 4.65% due 06/15/35. The Aggregate value of the collateral is $25,500,056.	25,000,000

Total Repurchase Agreements (Cost $25,000,000)	25,000,000
Total Investments — 99.7% (Cost $31,327,188,222)	31,327,188,222
Other Assets in Excess of Liabilities — 0.3%	96,807,269
Net Assets	$31,423,995,491

Note — Costs for federal income tax purposes is $31,327,188,222.

*	Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at January 31, 2008. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

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JANUARY 31, 2008
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Merrill Lynch Premier Institutional Portfolio
Schedule of Investments (concluded)

(a)	Restricted securities — Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

Security	Acquisition Date	Cost
Genworth Life Insurance Company
4.71%, 11/03/08	11/01/07	$50,000,000
Hartford Life Insurance Co.
4.70%, 02/01/09	01/01/08	$50,000,000
4.70%, 02/01/09	10/01/07	$20,000,000
ING USA Annuity and Life Insurance Co.
4.18%, 10/21/08	01/23/08	$30,000,000
4.10%, 02/23/09	01/23/07	$90,000,000
Metlife Global Funding I
4.34%, 09/12/08	10/15/07	$108,000,000
4.57%, 10/06/08	11/06/07	$125,500,000
Metlife Insurance Company of Connecticut
4.69%, 03/03/08	03/01/07	$35,000,000
4.72%, 09/02/08	09/04/07	$210,000,000
New York Life Insurance Co.
4.26%, 04/14/08	10/15/07	$87,000,000
4.26%, 04/14/08	10/15/07	$96,000,000
4.26%, 04/14/08	10/15/07	$37,000,000
Transamerica Life Insurance Co.
4.69%, 01/30/09	08/02/07	$125,000,000

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,063,500,000 or 3.4% of net assets.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $1,823,960,482 or 5.8% of net assets.

(c)	Illiquid Security. As of January 31, 2008 the portfolio held 0.4% of its nets assets, with a current market value of $136,449,594 in these securities.

This information is authorized for distribution only when it is accompanied or preceded by a current prospectus for the Merrill Lynch Funds For Institutions Series, which contains more complete information, including fees and expenses. Please read the prospectus carefully prior to investing or sending money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and subject to change. Portfolio holdings should not be deemed as a recommendation to purchase any of the securities listed above.

Prepared by BlackRock Investments, Inc.
© 2008 BlackRock, Inc. Member FINRA. All Rights Reserved.

4
MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Portfolio
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value

U.S. Government Agency Issues — 0.0%
Federal Home Loan Bank System	$11,865,000	3.40%	02/06/08	$11,862,834
Total U.S. Government Agency Issues (Cost $11,862,834)				11,862,834

Certificates of Deposit — 3.6%
Chase Bank USA N.A.	136,675,000	5.13	04/15/08	136,675,000
	175,000,000	5.13	04/16/08	175,000,000
	274,250,000	4.70	05/07/08	274,250,000
Citibank N.A.	100,000,000	5.15	03/03/08	100,000,000
State Street Bank	200,000,000	4.89	03/17/08	200,000,000
& Trust Company
Wachovia Bank N.A.	180,000,000	5.32	02/06/08	180,000,000
Total Certificates of Deposit (Cost $1,065,925,000)				1,065,925,000

Certificates of Deposit — Variable Rate — 1.3%
Calyon, NY	225,000,000	4.58	04/02/08	224,988,750
Wachovia Bank N.A.	157,200,000	4.75	02/04/09	157,200,000
Total Certificates of Deposit — Variable Rate (Cost $382,188,750)				382,188,750

Yankee Certificates of Deposit — 22.4%
Banco Bilbao Vizcaya	85,380,000	5.07	04/02/08	85,380,705
Argentaria, S.A. NY	50,000,000	3.16	04/28/08	50,004,796
	17,280,000	5.42	06/12/08	17,304,055
Bank of Ireland (Stamford Branch)	38,535,000	5.35	02/15/08	38,535,000
Bank of Montreal, Chicago Branch	83,150,000	5.10	04/01/08	83,150,000
	93,990,000	4.87	06/02/08	93,990,000
Bank of Nova Scotia, NY	10,000,000	3.25	05/29/08	10,000,000
Bank of Scotland	225,000,000	5.20	03/04/08	225,000,000
Plc, NY	700,000,000	4.99	03/18/08	700,000,000
	25,000,000	3.27	03/25/08	25,000,000
	100,000,000	4.27	07/09/08	100,017,297
	164,000,000	3.07	07/31/08	164,000,000
Banque Nationale De Paris, NY	438,290,000	5.10	02/27/08	438,290,000
	100,000,000	4.83	03/27/08	100,000,000
	150,000,000	3.14	04/24/08	150,000,000
	50,000,000	4.37	05/09/08	50,012,080
	298,180,000	4.80	06/05/08	298,180,000
	100,000,000	4.50	07/03/08	100,103,190
	67,500,000	4.26	07/09/08	67,625,520
Barclays Bank, Plc NY	100,000,000	3.15	04/24/08	100,000,000
Canadian Imperial Bank	236,160,000	5.09	04/01/08	236,160,000
of Commerce, NY	216,930,000	4.87	06/10/08	216,930,000
Deutsche Bank AG, NY	220,540,000	5.39	03/11/08	220,540,000
Fortis Bank SA/NV, NY	381,930,000	5.28	02/07/08	381,930,155
	260,000,000	5.30	02/11/08	260,000,000
Mizuho Corporate Bank, NY	100,000,000	4.31	02/11/08	100,000,000
Natixis, NY	61,490,000	5.42	07/10/08	61,591,371
Nordea Bank Finland Plc., NY	64,230,000	5.31	02/15/08	64,230,122
	67,710,000	4.91	06/23/08	67,712,592
Rabobank Nederland NV NY	77,415,000	3.10	03/03/08	77,415,000
Societe Generale, NY	200,000,000	4.75	02/28/08	200,000,000
	250,000,000	4.95	03/20/08	250,000,000
	200,000,000	4.80	03/28/08	200,000,000
Svenska Handelsbanken, NY	175,135,000	5.27	02/07/08	175,135,000
	95,460,000	4.86	06/10/08	95,460,000

Yankee Certificates of Deposit — (concluded)
Toronto Dominion Bank, NY	$49,000,000	5.02%	03/14/08	$49,000,000
	28,700,000	4.86	05/30/08	28,700,000
	214,755,000	4.85	06/06/08	214,755,000
	100,000,000	4.86	06/12/08	100,000,000
UBS AG (Stamford Branch)	250,000,000	4.09	04/11/08	250,000,000
	75,000,000	4.25	05/09/08	75,000,000
	71,140,000	4.90	06/04/08	71,140,000
	160,000,000	3.75	06/06/08	160,000,000
Unicredito Italiano, NY	130,000,000	5.39	03/20/08	130,000,844
Total Yankee Certificates of Deposit (Cost $6,582,292,727)				6,582,292,727

Yankee Certificates of Deposit — Variable Rate — 1.0%
Bank of Nova Scotia, NY	218,575,000	4.55	07/03/08	218,538,504
Bank of Scotland Plc, NY	75,000,000	4.83	10/27/08	75,000,000
Total Yankee Certificates of Deposit — Variable Rate (Cost $293,538,504)				293,538,504

Corporate Notes — Variable Rate — 2.0%
ANZ National	125,000,000	4.55	09/05/08	125,000,000
International Ltd (b)
ASIF Global Financing (b)	10,000,000	5.41	03/14/08	10,002,287
ASIF Global Financing XXX (b)	35,000,000	3.93	09/22/08	35,000,000
Bank of Ireland (b)	30,200,000	3.94	09/19/08	30,200,000
HSBC Finance Corp.	91,000,000	3.82	08/22/08	91,000,000
Metlife Global	28,000,000	4.34	09/12/08	28,000,000
Funding I (b)	37,500,000	4.57	10/06/08	37,500,000
Nationwide	31,500,000	4.92	07/28/08	31,500,000
Building Society (b)
Northern Rock Plc (b)	56,000,000	5.24	07/08/08	56,000,000
Skandinaviska Enskilda	43,000,000	5.14	09/05/08	43,000,000
Banken AB (b)	110,000,000	4.44	09/08/08	110,000,000
Total Corporate Notes — Variable Rate (Cost $597,202,287)				597,202,287

Medium Term Notes — Variable Rate — 4.2%
American Express	75,205,000	4.66	10/10/08	75,205,000
Bank FSB	25,000,000	4.74	11/07/08	25,000,000
Australia and New Zealand	44,605,000	5.11	07/30/08	44,605,000
Banking Group Limited (b)
Canadian Imperial Bank	100,000,000	4.33	03/17/08	100,000,000
of Commerce, NY
Citigroup Funding Inc.	200,000,000	4.88	08/13/08	200,000,000
Deutsche Bank AG, NY	206,855,000	4.75	01/21/09	206,855,000
Natixis, NY	180,840,000	4.77	03/31/08	180,830,026
Goldman Sachs	122,500,000	4.31	09/12/08	122,500,000
Group, Inc (b)
Royal Bank of	265,000,000	5.01	09/26/08	265,000,000
Scotland Group PLC (b)
Westpac	25,000,000	5.20	10/10/08	25,000,000
Banking Corporation, NY (b)
Total Medium Term Notes — Variable Rate (Cost $1,244,995,026)				1,244,995,026

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
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Merrill Lynch Institutional Portfolio
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Structured Investment Vehicle — 0.5%
Cullinan	$138,560,000	3.36%	06/25/08	$138,554,511
Finance Corp. (b)(c)
Total Structured Investment Vehicle (Cost $138,554,511)				138,554,511

Time Deposits — 1.7%
Fifth Third Ohio	482,594,000	3.38	02/01/08	482,594,000
Total Time Deposits (Cost $482,594,000)				482,594,000

Master Notes — Variable Rate — 2.7%
Hartford Life	80,000,000	4.76	03/01/09	80,000,000
Insurance Co. (a)
ING USA Annuity	30,000,000	4.18	10/21/08	30,000,000
& Life Insurance Co. (a)	100,000,000	4.10	02/23/09	100,000,000
Metlife Insurance	50,000,000	4.72	09/02/08	50,000,000
Company of Connecticut (a)
New York Life	45,000,000	4.31	07/14/08	45,000,000
Insurance Company (a)	360,000,000	4.33	07/14/08	360,000,000
Transamerica Life	125,000,000	4.81	03/03/09	125,000,000
Insurance Company (a)
Total Master Notes — Variable Rate (Cost $790,000,000)				790,000,000

Commercial Paper — 49.5%
Amstel	353,653,000	5.28	03/12/08	351,578,236
Funding Corp.	111,283,000	3.26	05/05/08	110,335,734
	222,000,000	3.20	05/09/08	220,066,133
Amsterdam Funding Corp.	57,070,000	3.45	02/25/08	56,938,739
	62,810,000	3.37	03/03/08	62,627,729
	95,000,000	3.95	03/14/08	94,562,208
	37,000,000	4.30	04/08/08	36,703,897
Atlantic Asset	165,000,000	5.08	02/19/08	164,580,900
Securitization Corp.	50,000,000	3.30	03/25/08	49,757,083
Atlantis One	54,700,000	4.63	04/02/08	54,270,863
Funding Corp.
Banco Bilbao Vizcaya	100,000,000	4.53	04/02/08	99,232,417
Argentaria, S.A. NY
Bank of	260,000,000	5.32	02/07/08	259,769,467
America	200,000,000	4.85	02/14/08	199,649,722
Corporation	102,905,000	5.20	02/14/08	102,711,953
	139,000,000	4.69	05/27/08	136,899,401
	50,000,000	4.30	06/06/08	49,247,500
	350,000,000	3.67	06/12/08	345,286,317
	191,840,000	3.80	07/11/08	188,579,786
Bank of Scotland / Australia	50,000,000	4.71	04/23/08	49,463,583
Barton Capital Corp.	144,000,000	4.60	03/07/08	143,356,000
	100,000,000	4.60	03/26/08	99,310,000
BNP Paribas Financial Inc.	200,000,000	4.28	07/07/08	196,266,889
Cafco, LLC	63,673,000	5.60	03/04/08	63,356,050
	50,000,000	5.20	03/13/08	49,703,889
	50,000,000	3.90	04/11/08	49,620,833
	91,425,000	3.33	04/24/08	90,723,085
Calyon North America Inc.	217,000,000	4.51	02/29/08	216,238,812
Cancara Asset	50,000,000	4.50	02/14/08	49,918,750
Securitisation LLC	250,000,000	4.66	03/06/08	248,899,722
Chariot Funding LLC	77,276,000	5.32	02/15/08	77,116,125
	201,856,000	3.35	02/27/08	201,367,621
	111,425,000	5.10	03/18/08	110,698,880

Commercial Paper — (continued)
Charta LLC	$19,850,000	5.14%	02/07/08	$19,832,995
	32,150,000	5.14	02/08/08	32,117,868
	2,000,000	3.30	03/24/08	1,990,467
	99,000,000	3.90	04/11/08	98,249,250
	100,000,000	3.27	04/24/08	99,246,083
Ciesco LLC	18,900,000	5.14	02/07/08	18,883,809
	65,100,000	5.60	03/04/08	64,775,947
Citigroup	200,000,000	4.75	02/21/08	199,472,778
Funding Inc.	50,000,000	4.77	02/26/08	49,834,375
	100,000,000	4.77	02/27/08	99,655,500
	112,625,000	4.73	05/01/08	111,293,209
	111,185,000	4.81	06/03/08	109,357,767
Concord Minute Capital	41,600,000	3.65	02/22/08	41,511,427
Company LLC Series A
CRC	100,000,000	4.49	02/27/08	99,675,722
Funding LLC	100,000,000	3.90	04/11/08	99,241,667
Danske Corp.	50,000,000	4.43	04/24/08	49,489,320
	200,000,000	3.09	05/01/08	198,457,500
Falcon Asset	67,882,000	5.27	02/15/08	67,742,880
Securitization	302,000,000	4.07	02/19/08	301,385,430
Company LLC	125,940,000	5.20	02/21/08	125,576,176
	252,348,000	3.81	04/14/08	250,398,401
Fortis Banque	172,800,000	3.81	04/16/08	171,428,400
Luxembourg SA	100,000,000	4.79	04/25/08	98,882,333
General Electric	75,000,000	4.30	04/21/08	74,283,333
Capital Corporation	125,000,000	4.57	04/22/08	123,714,688
	350,000,000	4.65	04/22/08	346,346,000
	294,890,000	3.50	04/29/08	292,367,052
	85,000,000	3.83	07/09/08	83,562,154
Govco LLC	24,327,000	4.43	03/13/08	24,204,264
Grampian Funding LLC	115,600,000	4.63	03/05/08	115,109,374
	279,850,000	4.49	03/10/08	278,525,144
	100,000,000	4.27	03/14/08	99,501,833
	8,700,000	3.28	04/01/08	8,652,440
Greenwich Capital	55,000,000	5.10	02/08/08	54,945,458
Holding Inc.
JP Morgan Chase & Co.	300,000,000	4.97	04/01/08	297,513,750
	100,000,000	4.83	04/17/08	98,980,333
Jupiter Securitization	100,000,000	3.35	02/27/08	99,758,056
Company LLC	76,000,000	4.58	03/19/08	75,545,562
Kitty Hawk	54,201,000	5.50	03/05/08	53,927,737
Funding Corp	100,000,000	3.88	03/20/08	99,482,667
Lexington Parker	45,300,000	5.65	02/11/08	45,228,904
Capital CP	150,000,000	3.58	02/22/08	149,686,750
	250,000,000	3.54	03/05/08	249,188,750
Mont Blanc	27,740,000	3.51	02/26/08	27,672,384
Capital Corp.	41,925,000	3.37	03/17/08	41,748,391
Natexis Banques Populaires	419,600,000	4.43	05/06/08	414,694,759
US Finance Co. LLC	25,000,000	3.05	05/29/08	24,750,069
Nordea North	169,545,000	5.00	02/29/08	168,885,658
America Inc, DE	50,000,000	4.83	03/11/08	49,738,375
	41,000,000	4.77	04/18/08	40,581,698
	100,000,000	4.32	05/05/08	98,872,000
Old Line	47,000,000	4.10	02/14/08	46,930,414
Funding LLC	55,366,000	4.10	02/19/08	55,252,500
	67,023,000	5.07	02/19/08	66,853,097
	154,564,000	4.10	02/21/08	154,211,938
	65,262,000	4.10	02/22/08	65,105,915

2
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JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Portfolio
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Commercial Paper — (concluded)
Park Avenue	$47,000,000	3.35%	02/28/08	$46,881,913
Receivables Corp.	25,000,000	4.65	03/18/08	24,851,458
	30,610,000	4.65	03/19/08	30,424,172
	152,320,000	3.81	04/08/08	151,239,924
Raiffeisen Zentralbank	100,000,000	4.55	04/07/08	99,165,833
Osterreich AG	70,000,000	3.15	04/30/08	69,454,875
Ranger Funding	296,250,000	5.00	03/07/08	294,809,896
Company LLC	65,000,000	3.83	04/11/08	64,515,931
Regency Markets No 1 LLC	70,531,000	5.12	02/19/08	70,350,441
Royal Bank	380,000,000	4.79	05/29/08	374,033,789
of Scotland Group Plc
SanPaolo IMI	200,000,000	4.50	04/03/08	198,450,000
US Financial Co.
Sheffield	80,000,000	3.50	02/25/08	79,813,333
Receivables Corp.	89,000,000	3.36	03/04/08	88,734,187
	100,000,000	3.36	03/12/08	99,626,667
Skandinaviska	91,000,000	5.32	03/13/08	90,448,641
Enskilda Banken AB
Societe Generale	150,000,000	3.85	04/15/08	148,814,458
North America Inc.	200,000,000	3.73	06/10/08	197,309,722
	49,000,000	3.02	07/22/08	48,292,984
Svenska Handelsbanken Inc.	100,000,000	4.11	03/17/08	99,486,875
Thames Asset	124,950,000	4.10	02/19/08	124,693,853
Global Securities No 1 Plc	38,065,000	3.95	03/07/08	37,918,820
Ticonderoga	25,100,000	5.75	02/26/08	24,999,774
Funding LLC
UBS Finance	247,685,000	5.31	03/10/08	246,296,726
Delaware LLC	300,000,000	5.31	03/11/08	298,274,250
	100,000,000	5.35	03/11/08	99,420,417
	100,000,000	4.81	04/18/08	98,971,194
Unicredito Italiano	110,172,000	5.25	03/20/08	109,401,530
Bank Ireland PLC
Versailles CDS LLC	108,470,000	3.58	02/25/08	108,211,118
Victory	143,000,000	5.07	02/19/08	142,637,495
Receivables Corp	79,584,000	3.50	02/22/08	79,421,516
Yorktown Capital	252,520,000	5.00	03/06/08	251,327,544
LLC	49,215,000	5.50	03/06/08	48,959,355
	31,920,000	3.30	03/10/08	31,808,812
Total Commercial Paper (Cost $14,542,206,578)				14,542,206,578

Face Amount	Issue	Value

Collateralized Advancements — 6.5%
$100,000,000	Barclays Capital Inc., purchased on 01/31/08 to yield 3.28% to 02/01/08, collateralized by corporate obligations with an aggregate value of $102,000,000, 3.875% – 6.25% due from 04/04/13 to 07/01/23.	$100,000,000
475,000,000	Barclays Capital Inc., purchased on 01/31/08 to yield 3.28% to 01/02/08, collateralized by corporate obligations with an aggregate value of $484,500,000, 1.98% – 9.75% due from 03/02/09 to 12/08/99.	475,000,000
260,000,000	Citigroup Global Markets Inc., purchased on 01/31/08 to yield 3.33% to 02/01/08, collateralized by corporate obligations with an aggregate value of $270,400,000, 0% – 8.50% due from 09/19/11 to 04/01/47.	260,000,000
365,000,000	Deutsche Bank Securities, Inc., purchased on 01/31/08 to yield 3.33% to 02/01/08, collateralized by corporate obligations with an aggregate value of $372,300,000, 0% – 8.33% due from 05/01/09 to 02/06/52.	365,000,000
425,000,000	Deutsche Bank Securities, Inc., purchased on 01/31/08 to yield 3.28% to 02/01/08, collateralized by corporate obligations with an aggregate value of $433,500,000, 0% – 9.125% due from 02/02/09 to 01/30/58.	425,000,000
100,000,000	Goldman Sachs & Company, purchased on 01/31/08 to yield 3.29% to 02/01/08, collateralized by corporate obligations with an aggregate value of $102,000,000, 5.824% – 8.375% due from 12/15/08 to 10/01/17.	100,000,000
185,000,000	Goldman Sachs & Company, purchased on 01/31/08 to yield 3.36% to 02/01/08, collateralized by corporate obligations with an aggregate value of $192,400,000, 5.20% – 12.50% due from 06/09/08 to 12/31/99.	185,000,000

Total Collateralized Advancements (Cost $1,910,000,000)	1,910,000,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
    3

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Portfolio
Schedule of Investments (concluded)

Repurchase Agreements — 4.3%
$163,000,000	Deutsche Bank Securities, Inc., purchased on 01/31/08 to yield 2.85% to 02/01/08, repurchase price of $163,012,904, collateralized by Federal Home Loan Bank Optional Redemption Bonds 5.25% due 05/07/10, Freddie Mac Fixed Rate Notes 0% – 5.85% due from 07/30/12 to 01/28/14 and Tennessee Valley Authority Bonds, 6.25% due 12/15/17. The aggregate value of the collateral is $166,260,633.	$163,000,000
200,000,000	JP Morgan Securities, Inc., purchased on 01/31/08 to yield 3.33% to 02/01/08, repurchase price of $200,018,500, collateralized by Ginnie Mae’s 5.50% – 8.00% due from 06/15/08 to 03/15/46, Federal Home Loan Bank Discount Notes 0% due 02/27/08 and Fannie Mae’s 8.95% due 12/12/18. The aggregate value of the collateral is $204,002,970.	200,000,000
886,000,000	Morgan Stanley & Co., Inc., purchased on 01/31/08 to yield 3.16% to 02/01/08, repurchase price of $886,077,811, collateralized by Fannie Mae’s 4.00% – 6.72% due from 02/01/13 to 12/01/37, and Freddie Mac’s 5.80% – 6.50% due from 01/01/36 to 12/01/37. The aggregate value of the collateral is $912,121,960.	886,000,000

Total Repurchase Agreements (Cost $1,249,000,000)	1,249,000,000
Total Investments — 99.7% (Cost $29,290,360,217)	29,290,360,217
Other Assets in Excess of Liabilities — 0.3%	92,125,068
Net Assets	$29,382,485,285

Note — Costs for federal income tax purposes is $29,290,360,218.

*	Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at January 31, 2008. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

(a)	Restricted securities — Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

Security	Acquisition Date	Cost
Hartford Life Insurance Co.
4.76%, 03/01/09	10/01/07	$80,000,000
ING USA Annuity and Life Insurance Co.
4.18%, 10/21/08	09/18/07	$30,000,000
4.10%, 02/23/09	01/23/07	$100,000,000
Metlife Insurance Company of Connecticut
4.72%, 09/02/08	09/04/07	$50,000,000
New York Life Insurance Co.
4.31%, 07/14/08	05/25/07	$45,000,000
4.33%, 07/14/08	10/15/07	$76,000,000
4.33%, 07/14/08	10/15/07	$86,000,000
4.33%, 07/14/08	10/15/07	$198,000,000
Transamerica Life Insurance Company
4.81%, 03/03/09	03/23/07	$125,000,000

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $790,000,000 or 2.9% of net assets.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $1,101,861,798 or 3.8% of net assets.

(c)	Illiquid Security. As of January 31, 2008 the portfolio held 0.5% of its nets assets, with a current market value of $138,554,511 in these securities.

This information is authorized for distribution only when it is accompanied or preceded by a current prospectus for the Merrill Lynch Funds For Institutions Series, which contains more complete information, including fees and expenses. Please read the prospectus carefully prior to investing or sending money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and subject to change. Portfolio holdings should not be deemed as a recommendation to purchase any of the securities listed above.

Prepared by BlackRock Investments, Inc.
© 2008 Blackrock, Inc. Member FINRA. All Rights Reserved.

4
MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments

Face Amount	Issue	Value (Note 1a)

Alabama—2.6%
$ 10,550,000	Alabama Housing Finance Auth M/F Housing Rev (Hunter Ridge Apartments — Series F) VRDN 2.29% due 12/01/2035 (a)	$10,550,000
	Alabama Housing Finance Auth S/F Mortgage Rev VRDN:
6,510,000	(Putters — Series 1954) 2.30% due 04/01/2014 (a)(b)	6,510,000
9,565,000	(Series H) 2.43% due 06/01/2009 (a)	9,565,000
100,000,000	(Series H) 2.43% due 05/01/2010 (a)	100,000,000
	Alabama State Public School & College Auth VRDN:
10,550,000	(Floaters — Series 120) 2.26% due 12/01/2025 (a)(b)	10,550,000
4,150,000	(ROCS RR II R 11310) 2.28% due 12/01/2025 (a)(b)	4,150,000
10,565,000	Auburn University, Alabama General Fee Rev (ROCS RR II R 784) VRDN 2.28% due 06/01/2035 (a)(b)	10,565,000
5,890,000	Birmingham, Alabama Medical Clinic Board Rev (University of Alabama Health Services Foundation — Series A) VRDN 2.25% due 03/01/2031 (a)	5,890,000
1,050,000	Birmingham, Alabama Public Parks & Recreation Board Rev (YMCA Project) VRDN 2.24% due 06/01/2016 (a)	1,050,000
	Birmingham, Alabama Waterworks & Sewer Board VRDN:
28,290,000	(Eagle 20060132 CL-A) 2.29% due 01/01/2043 (a)(b)	28,290,000
4,795,000	(Floaters — Series 947) 2.27% due 01/01/2033 (a)(b)	4,795,000
	Columbia, Alabama IDB PCR (Alabama Power Co. Project) DDN:
21,540,000	(Series A) 1.90% due 05/01/2022 (a)	21,540,000
13,500,000	(Series A) 1.90% due 06/01/2022 (a)	13,500,000
30,000,000	Columbia, Alabama IDB Rev (Alabama Power Co.) VRDN 1.95% due 11/01/2021 (a)	30,000,000
4,800,000	Decatur, Alabama IDB Environmental Facilities Rev (Amoco Chemical Co. Project) DDN 1.87% due 11/01/2035 (a)	4,800,000
35,000,000	Decatur, Alabama IDB Rev VRDN 2.17% due 08/01/2036 (a)	35,000,000
3,680,000	Floater Trust (Series 2006-K-41) Alabama Housing Finance Auth VRDN 2.21% due 10/01/2037 (a)(b)	3,680,000
6,570,000	Homewood, Alabama Medical Clinic Board Lease Rev (Lakeshore Foundation Project) VRDN 2.29% due 11/01/2024 (a)	6,570,000
7,000,000	Huntsville, Alabama Educational Bldg Auth Rev (Oakwood College Inc. Project) VRDN 2.12% due 09/01/2026 (a)	7,000,000
4,105,000	Huntsville, Alabama IDB Rev (Brown Precision Inc. Project) VRDN 2.30% due 12/01/2029 (a)	4,105,000
47,300,000	Jefferson County, Alabama (National Bayerische Landesbank — Series B) DDN 1.88% due 04/01/2021 (a)	47,300,000
26,350,000	Lower Alabama Gas District (Alabama Gas Supply Rev) VRDN 2.20% due 11/01/2027 (a)	26,350,000
22,800,000	Macon Trust Various States (Alabama Redevelopment Auth Rev — Series 2007-306) VRDN 2.29% due 03/01/2012 (a)(b)	22,800,000
16,500,000	Millport, Alabama IDA Rev (Steel Dust Recycling Project) VRDN 2.32% due 12/01/2037 (a)	16,500,000
3,435,000	Tuscaloosa County, Alabama Educational Bldg Auth Rev (American Christian Education) VRDN 2.25% due 01/01/2023 (a)	3,435,000

Alabama — (concluded)
$ 6,700,000	Tuscaloosa County, Alabama IDA Solid Waste Disposal Rev VRDN 2.17% due 09/01/2020 (a)	$6,700,000
4,725,000	University of Alabama General Rev (Putters — Series 477) VRDN 2.50% due 07/01/2012 (a)(b)	4,725,000
43,700,000	West Jefferson, Alabama IDB PCR (Alabama Power Co. Project) DDN 1.98% due 06/01/2028 (a)	43,700,000

Alaska — 1.1%
5,435,000	Alaska Housing Finance Corp. Home Mortgage Rev (Floaters — Series 2053) VRDN 2.32% due 12/01/2037 (a)(b)	5,435,000
97,550,000	Alaska IDA Rev (ROCS RR II R 10311) VRDN 2.33% due 04/01/2034 (a)(b)	97,550,000
7,290,000	Alaska Municipal Board Auth (ROCS RR II R 7525) VRDN 3.78% due 05/01/2024 (a)(b)	7,290,000
12,070,000	Alaska State International Airports Rev (ROCS RR II R 527) VRDN 2.53% due 10/01/2024 (a)(b)	12,070,000
4,945,000	Anchorage, Alaska (ROCS RR II R 6034) VRDN 2.53% due 12/01/2024 (a)(b)	4,945,000
5,035,000	Civic Ventures, Alaska (Merlots — Series D-01) VRDN 2.56% due 09/01/2022 (a)(b)	5,035,000
	Valdez, Alaska Marine Term Rev (Philips Project) VRDN:
28,000,000	(Series A) 2.06% due 05/01/2031 (a)	28,000,000
26,000,000	(Series B) 2.05% due 05/01/2031 (a)	26,000,000
24,400,000	(Series C) 2.24% due 05/01/2031 (a)	24,400,000

Arizona — 1.4%
7,500,000	Arizona School District TAN 4.50% due 07/30/2008	7,530,703
2,600,000	Arizona State University Certificate Partnership (Putters — Series 694) VRDN 2.60% due 09/01/2012 (a)(b)	2,600,000
10,270,000	Coconino County, Arizona PCR (Arizona Public Service Co. Project) DDN 2.05% due 11/01/2033 (a)	10,270,000
57,995,000	Deutsche Bank Spears/Lifers Trust Various States (Chandler, Arizona — Series 150) VRDN 2.32% due 12/01/2037 (a)(b)	57,995,000
27,710,000	Eclipse Funding Trust 2007-05 (Solar Eclipse — Blount County, Arizona) VRDN 3.78% due 12/01/2016 (a)	27,710,000
23,000,000	Maricopa County, Arizona IDA Health Facilities Rev (Putters — Series 420) VRDN 2.75% due 01/01/2010 (a)(b)	23,000,000
5,155,000	Mesa, Arizona Utility System Rev (Putters — Series 960) VRDN 2.25% due 01/01/2013 (a)(b)	5,155,000
41,885,000	Morgan Keegan Municipal Products Inc. (Series A) VRDN 2.34% due 02/02/2009 (a)(b)	41,885,000
80,000	Phoenix, Arizona Civic Corp. Distribution Rev (Putters — Series 1306) VRDN 2.90% due 01/01/2026 (a)(b)	80,000
19,465,000	Phoenix, Arizona IDA S/F Mortgage Rev (Putters — Series 1391) VRDN 3.73% due 12/01/2012 (a)(b)	19,465,000
2,280,000	Phoenix, Arizona IDA Rev (Valley of the Sun YMCA Project) DDN 2.00% due 01/01/2031 (a)	2,280,000
7,650,000	Reset Optional Certificates Trust (Yavapai County, Arizona IDA Waste — ROCS RR II R 683 CE) VRDN 2.36% due 03/01/2028 (a)(b)	7,650,000
35,000,000	Salt River Project Arizona (Series B) CP 3.40% due 02/06/2008	35,000,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Arizona — (concluded)
$ 14,000,000	Salt River Project Arizona Electric System Rev (Eagle 20060141 CL-A) VRDN 2.29% due 01/01/2037 (a)(b)	$14,000,000
8,866,000	Tucson & Pima County Arizona IDA S/F Mortgage Rev FXRDN 3.22% due 04/25/2008	8,866,000

Arkansas — 1.0%
	Arkansas State Development Finance Auth S/F Mortgage Rev VRDN:
36,023,000	(Floaters — Series 1139) 2.32% due 02/01/2008 (a)(b)	36,023,000
13,285,000	(Loans C) 2.28% due 01/01/2038 (a)	13,285,000
4,865,000	(Program E) 2.28% due 01/01/2037 (a)	4,865,000
126,525,000	Morgan Keegan Municipal Product Inc. Various States Trust Rcpts (Arkansas Development Finance Auth S/F) VRDN 2.34% due 02/01/2010 (a)(b)	126,525,000
6,550,000	Morgan Keegan Municipal Product Inc. Various States Trust Rcpts (Series C) VRDN 2.34% due 06/01/2011 (a)(b)	6,550,000
6,650,000	Pulaski County, Arkansas Public Facilities Board M/F Rev (Chapel Ridge — South West) VRDN 2.28% due 10/01/2034 (a)	6,650,000

California — 5.2%
	Access To Loans For Learning Student Loan Corp. California Rev VRDN:
19,500,000	(Loans — Series II-A-1) 2.50% due 07/01/2012 (a)	19,500,000
40,000,000	(Loans — Series II-A-7) 2.50% due 01/01/2039 (a)	40,000,000
33,300,000	(Loans — Series II-A-8) 2.50% due 01/01/2039 (a)	33,300,000
84,200,000	(Loans — Series II-A-9) 2.27% due 01/01/2039 (a)	84,200,000
15,000,000	(Loans — Series II-A-12) 2.27% due 01/01/2042 (a)	15,000,000
22,000,000	(Loans — Series V-A-2) 4.25% due 07/01/2040 (a)	22,000,000
20,000,000	Arcadia, California School District (Eagle — 20070023 CL A) VRDN 2.25% due 08/01/2037 (a)(b)	20,000,000
	California State VRDN:
79,205,000	(Floaters — Series 2002) 2.31% due 08/01/2030 (a)(b)	79,205,000
19,440,000	(Floaters — Series 2003) 2.31% due 08/01/2030 (a)(b)	19,440,000
7,830,000	(Putters — Series 1695) 2.35% due 02/01/2012 (a)(b)	7,830,000
595,000,000	California State RAN 4.00% due 06/30/2008	596,508,399
32,920,844	Los Angeles, California S/F Home Mortgage Rev FXRDN 3.91% due 02/02/2008	32,920,844

Colorado — 2.1%
3,440,000	Arvada, Colorado Water Enterprise Rev VRDN 3.35% due 11/01/2020 (a)	3,440,000
16,850,000	Austin Trust Various States (Prairie Center District Colorado 2007-319) VRDN 2.29% due 06/07/2010 (a)(b)	16,850,000
7,185,000	Colorado Department of Transportation Rev (Putters — Series 318) VRDN 2.50% due 06/15/2015 (a)(b)	7,185,000
21,780,000	Colorado Educational & Cultural Facilities Auth Rev (Charolette Jewish LLC Project — Series A) VRDN 2.18% due 09/01/2035 (a)	21,780,000
5,265,000	Colorado Educational & Cultural Facilities Auth Rev (Museum of Contemporary Art — Denver Project) VRDN 2.21% due 04/01/2037 (a)	5,265,000

Colorado — (continued)
$ 29,995,000	Colorado Educational & Cultural Facilities Auth Rev (National Jewish Board Program) VRDN 1.90% due 12/01/2034 (a)	$29,995,000
14,830,000	Colorado Educational & Cultural Facilities Auth Rev (Student Housing — Fuller Project) VRDN 2.23% due 08/01/2035 (a)	14,830,000
31,335,000	Colorado Health Facilities Auth Retirement Facilities Rev (Putters — Series 1390) VRDN 3.73% due 07/15/2020 (a)(b)	31,335,000
22,990,000	Colorado Health Facilities Auth Rev (Putters — Series 1739) VRDN 2.25% due 03/01/2010 (a)(b)	22,990,000
2,000,000	Colorado Housing & Financing Auth Rev (Ready Foods Inc. Project — Series A) VRDN 2.30% due 01/01/2032 (a)	2,000,000
25,000,000	Colorado Housing & Financing Auth S/F Mortgage Rev (Series B-2) VRDN 2.20% due 05/01/2038 (a)	25,000,000
17,000,000	Colorado Springs Utilities Rev (Municipal Securities Trust Receipts — Series SGA-88) DDN 2.15% due 11/15/2028 (a)(b)	17,000,000
4,975,000	Denver, Colorado City & County Board of Water Rev (Putters — Series 1832) VRDN 2.25% due 06/15/2015 (a)(b)	4,975,000
21,185,000	Denver, Colorado City & County Excise Tax Rev (Putters — Series 2037) VRDN 2.25% due 03/01/2016 (a)(b)	21,185,000
	E-470 Public Highway Auth Colorado Rev VRDN:
7,575,000	(Floaters — Series Z-6) 4.43% due 09/01/2034 (a)(b)	7,575,000
22,410,000	(Floaters — Series Z-13) 4.00% due 05/11/2027 (a)(b)	22,410,000
	El Paso County, Colorado Certificate Partnership VRDN:
8,995,000	(ROCS RR II R 1050) 3.78% due 12/01/2020 (a)(b)	8,995,000
7,825,000	(ROCS RR II R 2002) 3.70% due 12/01/2019 (a)(b)	7,825,000
4,245,000	Erie, Colorado Certificate Partnership VRDN 2.22% due 11/01/2035 (a)	4,245,000
5,300,000	Goldsmith Metropolitan District Colorado VRDN 2.30% due 12/01/2034 (a)	5,300,000
10,905,000	Lehman Municipal Trust Receipts Various States (Adams & Welds County, Colorado) VRDN 3.90% due 12/01/2025 (a)(b)	10,905,000
5,910,000	Lehman Municipal Trust Receipts Various States (Floaters — Series 06) VRDN 2.26% due 12/01/2039 (a)(b)	5,910,000
5,675,000	Park Creek Metropolitan District Colorado Rev (Series S) VRDN 2.28% due 06/02/2008 (a)(b)	5,675,000
4,500,000	Pitkin County, Colorado IDR (Aspin Skiing Co. Project — Series B) VRDN 2.00% due 04/01/2014 (a)	4,500,000
10,000,000	Regional Transportation District Sales Tax Rev (Eagles 20060120 CL-A) VRDN 2.54 due 11/01/2036 (a)(b)	10,000,000
26,750,000	Regional Transportation District Sales Tax Rev (ROCS RR II R 10117) VRDN 2.53% due 11/01/2026 (a)(b)	26,750,000
6,000,000	Southglenn Metropolitan District Colorado Rev VRDN 2.25% due 12/01/2030 (a)	6,000,000
4,175,000	Summit County, Colorado School District (Putters — Series 646) VRDN 2.25% due 12/01/2012 (a)(b)	4,175,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Colorado — (concluded)
$ 3,465,000	Telluride, Colorado Excise Tax Rev (Valley Floor Open Space Project) VRDN 2.22% due 12/01/2036 (a)	$3,465,000
15,060,000	Traer Creek, Colorado Metropolitan District Rev VRDN 2.20% due 10/01/2021 (a)	15,060,000
4,620,000	University of Colorado Enterprise Systems Rev (ROCS RR II R 12144) VRDN 2.34% due 06/01/2030 (a)(b)	4,620,000
10,000,000	University of Colorado Hospital Auth Rev (ROCS RR II R 573) VRDN 2.28% due 11/15/2040 (a)(b)	10,000,000
10,450,000	Westminster, Colorado EDA Rev (North Huron Urban Renewal) VRDN 2.21% due 12/01/2028 (a)	10,450,000

Delaware — 0.6%
	BB & T Municipal Trust Delaware VRDN:
31,290,000	(Floaters — Series 1001) 2.29% due 08/15/2026 (a)(b)	31,290,000
13,545,000	(Floaters — Series 2005) 2.26% due 11/01/2025 (a)(b)	13,545,000
21,630,000	(Floaters — Series 2042) 2.30% due 02/15/2021 (a)(b)	21,630,000
15,430,000	(Floaters — Series 2046) 2.30% due 06/01/2017 (a)(b)	15,430,000
175,000	Delaware State Solid Waste Auth System Rev (Putters — Series 1660) VRDN 2.50% due 06/01/2014 (a)(b)	175,000
21,416,655	Goldman Sachs Pool Trust Delaware (Floaters — Series 2005-1) VRDN 2.33% due 06/02/2012 (a)(b)	21,416,655

District of Columbia — 1.2%
10,900,000	Deutsche Bank Spears/Lifers Trust Various States (Metropolitan Washington D.C. — Series 505) VRDN 2.29% due 10/01/2032 (a)(b)	10,900,000
	District of Columbia Housing Finance Agency Rev VRDN:
5,735,000	(Putters — Series 895) 2.25% due 01/01/2013 (a)(b)	5,735,000
33,305,000	(ROCS RR II R 10236) 2.36% due 12/01/2055 (a)(b)	33,305,000
10,500,000	District of Columbia Housing Finance Agency Rev S/F Mortgage Rev (Series B) VRDN 3.55% due 11/03/2008 (a)	10,500,000
	District of Columbia VRDN:
20,065,000	(Putters — Series 2011) 2.25% due 06/01/2015 (a)(b)	20,065,000
5,000,000	(ROCS RR II R 11300) 2.28% due 06/01/2033 (a)(b)	5,000,000
45,100,000	District of Columbia Rev Bond (American National Red Cross — Series 2000) CP 3.40% due 02/06/2008	45,100,000
10,000,000	District of Columbia Rev (Population Services) VRDN 2.12% due 11/01/2042 (a)	10,000,000
15,635,000	District of Columbia Water & Sewer Auth Public Utility Rev (Putters — Series 1900) VRDN 3.45% due 04/01/2015 (a)(b)	15,635,000
	Metropolitan Washington D. C. Airports Auth Systems Rev VRDN:
22,600,000	(Eagle 20060008 CL-A) 2.36% due 10/01/2035 (a)(b)	22,600,000
6,995,000	(Floaters — Series 2185) 2.30% due 10/01/2032 (a)(b)	6,995,000
4,495,000	(Floaters — Series 2186) 2.30% due 10/01/2032 (a)(b)	4,495,000
14,495,000	(Putters — Series 2070) 3.77% due 10/01/2010 (a)(b)	14,495,000
9,495,000	(Putters — Series 2169) 2.70% due 10/01/2015 (a)(b)	9,495,000
14,000,000	Washington D. C. Metropolitan Area Transportation Auth (Series A) CP 3.50% due 02/07/2008	14,000,000

Florida — 5.4%
$ 5,700,000	Alachua County, Florida Health Facilities Auth Rev (Series A) DDN 1.80% due 12/01/2032 (a)	$5,700,000
11,895,000	Austin Trust Various States (Palm Beach County, Florida 2007-1020) VRDN 3.10% due 08/01/2027 (a)(b)	11,895,000
5,000,000	Brevard County, Florida Health Facilities Auth Rev (Wuesthoff Health System Inc. Project) VRDN 2.12% due 01/01/2034 (a)	5,000,000
4,540,000	Brevard County, Florida Health Facilities Auth Rev (Health First Inc. Project) VRDN 1.80% due 08/01/2014 (a)	4,540,000
4,235,000	Cape Coral, Florida Special Obligation Rev (Putters — Series 2176) VRDN 3.55% due 10/01/2014 (a)(b)	4,235,000
20,000,000	Citizens Property Insurance Corp. Florida Municipal Security Trust — Series 67-A) VRDN 3.77% due 03/01/2013 (a)(b)	20,000,000
10,000,000	Clipper Tax-Exempt Certificate Trust (Series — 2008-5 — Florida State Board Education) VRDN 2.50% due 06/01/2016 (a)(b)	10,000,000
15,250,000	Dade County, Florida IDA (Florida Power & Light Co.) VRDN 1.86% due 06/01/2021 (a)	15,250,000
11,360,000	Deutsche Bank Spears/Lifers Trust Various States (Goldman Sachs Spears — Lake County, Florida — Series 492) VRDN 2.28% due 06/01/2037 (a)(b)	11,360,000
	Eclipse Funding Trust (Solar Eclipse — Liquidity Facilities Agreement) VRDN:
10,395,000	(Series 2006-0149) 3.65% due 08/01/2012 (a)(b)	10,395,000
11,770,000	(Series 2007-0036) 3.78% due 08/01/2032 (a)(b)	11,770,000
20,665,000	(Series 2007-0045) 4.50% due 04/01/2037 (a)(b)	20,665,000
8,000,000	Florida Housing Finance Corp. M/F Mortgage Rev (ROCS RR 11 R 600-CE) VRDN 2.36% due 07/01/2043 (a)(b)	8,000,000
12,590,000	Florida Hurricane Catastrophe Fund Finance Corp. Rev (Series A) BAN 5.00% due 07/01/2008	12,652,980
	Florida Local Government (Series A) CP:
8,700,000	3.05% due 03/13/2008	8,700,000
45,433,000	2.85% due 02/14/2008	45,433,000
34,105,000	Florida State (Merlots — Series A-22) VRDN 2.24% due 07/01/2027 (a)(b)	34,105,000
10,100,000	Florida State Board of Education Capital Outlay Municipal Security Trust Rcpts (Series 138) VRDN 4.00% due 06/01/2032 (a)(b)	10,100,000
20,000,000	Florida State Board of Education Public Education Municipal Securities Trust (Series SGA 102) VRDN 2.15% due 06/01/2029 (a)(b)	20,000,000
4,500,000	Florida State Board of Education Public Education (ROCS RR II R 12067) VRDN 2.34% due 06/01/2035 (a)(b)	4,500,000
	Highlands County, Florida Health Facilities Auth Rev (Adventist Health System) VRDN:
10,000,000	(Series A-2) 2.17% due 11/15/2037 (a)	10,000,000
10,000,000	Series C) 2.17% due 11/15/2021 (a)	10,000,000
6,600,000	Hillsborough County, Florida Housing Finance Auth M/F Rev (Meridian Pointe Apartments Projects) VRDN 2.30% due 08/15/2037 (a)	6,600,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Florida — (continued)
$ 10,550,000	Indian River County, Florida Hospital District 88 CP 2.65% due 05/08/2008	$10,550,000
17,325,000	Jacksonville, Florida Electric Auth (Series 00-B) CP 2.83% due 03/05/2008	17,325,000
	Jacksonville, Florida PCR (Florida Power & Light — Series A) CP:
35,960,000	3.45% due 02/06/2008	35,960,000
14,600,000	3.50% due 02/05/2008	14,600,000
18,000,000	Jacksonville, Florida Port Auth Rev VRDN 2.20% due 11/01/2032 (a)	18,000,000
5,470,000	Jea, Florida Water & Sewer Systems Rev (Putters — Series 805) VRDN 2.50% due 10/01/2012 (a)(b)	5,470,000
	Lee County, Florida Hospital Board Directors Rev (Member Health System) DDN:
32,500,000	(Series A) 1.89% due 04/01/2025 (a)	32,500,000
55,605,000	(Series B) 1.89% due 04/01/2027 (a)	55,605,000
16,500,000	(Series C) 2.06% due 04/01/2018 (a)	16,500,000
	Lehman Municipal Trust Receipts (Florida Housing Finance Corp.) VRDN:
11,500,000	(Series 48) 2.23% due 01/01/2048 (a)(b)	11,500,000
9,000,000	(Series 70) 2.23% due 01/01/2048 (a)(b)	9,000,000
9,205,000	Lehman Municipal Trust Receipts (Florida State Board of Education — Series 96) VRDN 2.14% due 06/01/2025 (a)(b)	9,205,000
6,900,000	Martin County, Florida PCR (Florida Power & Light Co. Project) DDN 2.08% due 07/15/2022 (a)	6,900,000
	Miami-Dade County, Florida Aviation Rev VRDN:
24,380,000	(Eagle 20070108 CL-A) 3.86% due 10/10/2039 (a)(b)	24,380,000
6,300,000	(Merlots — Series 72-D) 2.41% due 10/01/2025 (a)(b)	6,300,000
8,400,000	Miami-Dade County, Florida IDA Solid Waste Disposal Rev (Waste Management Inc. Project) VRDN 2.25% due 09/01/2027 (a)	8,400,000
	Miami-Dade County, Florida Special Obligation VRDN:
4,605,000	(Series Z-9) 4.42% due 04/17/2015 (a)(b)	4,605,000
11,785,000	(Series Z-9) 4.42% due 10/01/2035 (a)(b)	11,785,000
1,420,000	(Series Z-12) 4.73% due 05/15/2015 (a)(b)	1,420,000
15,760,000	Miami-Dade County, Florida Expressway Auth Toll System Rev (Eagle 20060121 CL-A) VRDN 2.29% due 07/01/2037 (a)(b)	15,760,000
9,695,000	Municipal Securities Trust Certificate (Class A — Series 2001-161) Florida State Board Education Capital Outlay DDN 2.15% due 01/30/2019 (a)(b)	9,695,000
14,155,000	Municipal Securities Trust Certificate (Class A — Series 2001-131) Florida State Board & Education VRDN 2.15% due 08/04/2016 (a)(b)	14,155,000
	Orange County, Florida Health Facilities Auth Rev VRDN:
28,945,000	(Floaters — Series 531) 2.27% due 11/15/2021 (a)(b)	28,945,000
14,550,000	(Floaters — Series 830) 2.27% due 11/15/2022 (a)(b)	14,550,000
13,400,000	Orange County, Florida IDA Rev (Foundation Academy Winter Project) VRDN 2.25% due 04/01/2032 (a)	13,400,000
28,750,000	Orlando & Orange County, Florida Expressway Auth Rev (Eagle 20070081 CL-A) VRDN 2.27% due 07/01/2042 (a)(b)	28,750,000
6,270,000	Peace River/Manasota Regional Water Supply Auth Florida Rev (Eagle 20060033 CL-A) VRDN 2.34% due 10/01/2035 (a)(b)	6,270,000

Florida — (concluded)
$5,655,000	Polk County, Florida IDA IDR (Lifepath Hospice Project) VRDN 2.12% due 08/01/2028 (a)	$5,655,000
204,985,000	Saint Lucie County, Florida PCR (Florida Power & Light Co. Project) DDN 1.82% due 09/01/2028 (a)	204,985,000
14,195,000	Sarasota County, Florida Retirement Community Rev (Glenridge Palmer Project) DDN 2.00% due 06/01/2036 (a)	14,195,000
24,990,000	Seminole County, Florida Water & Sewer Rev (Putters — Series 2039) VRDN 2.25% due 10/01/2014 (a)(b)	24,990,000
25,130,000	South Florida Water Management District Certificate Partnership (ROCS RR II R 746) VRDN 2.53% due 10/01/2036 (a)(b)	25,130,000
7,375,000	Tallahassee, Florida Energy System Rev (Eagle 20060018 CL-A) VRDN 2.74% due 10/01/2035 (a)(b)	7,375,000
2,970,000	Volusia County, Florida Educational Facilities Auth Rev (Putters — Series 886) VRDN 3.05% due 12/01/2012 (a)(b)	2,970,000

Georgia — 2.7%
14,540,000	Alpharetta, Georgia Development Auth Rev (Robert W. Woodruff Arts Center) VRDN 2.12% due 01/01/2038 (a)	14,540,000
16,600,000	Appling County, Georgia Development Auth PCR (Power Co. Hatch Project) DDN 1.80% due 09/01/2029 (a)	16,600,000
30,400,000	Athens-Clarke County, Georgia University Government Development Auth Rev (University of Georgia Athletic Assn Project) DDN 1.80% due 09/01/2031 (a)	30,400,000
10,410,000	Atlanta, Georgia Airport Passenger Facilities Charge Rev (Putters — Series 1690) VRDN 2.25% due 01/01/2013 (a)(b)	10,410,000
17,500,000	Atlanta, Georgia Tax Allocation (Atlantic Station) VRDN 2.15% due 12/01/2024 (a)	17,500,000
	Atlanta, Georgia Urban Residential Finance Auth M/F Rev VRDN:
12,000,000	(Atlanta Coventry Station Apartments) 2.28% due 12/01/2040 (a)	12,000,000
7,000,000	(Lindbergh City Center Apartments) 2.30% due 11/01/2044 (a)	7,000,000
7,000,000	(M Street Apartments Project) 2.26% due 03/01/2043 (a)	7,000,000
	Atlanta, Georgia Water & Wastewater Rev VRDN:
24,750,000	(Eagle 20060094 CL-A) 2.28% due 11/01/2043 (a)(b)	24,750,000
9,830,000	(Eagle 20060130 CL-A) 2.29% due 11/01/2034 (a)(b)	9,830,000
11,660,000	(Eagle 720050009 CL-A) 2.27% due 11/01/2043 (a)(b)	11,660,000
7,620,000	(Floaters — Series 1273) 2.27% due 11/01/2043 (a)(b)	7,620,000
5,260,000	Atlanta, Georgia Water & Wastewater Rev (Floating Rate Trust Rcpts — Series K-2) VRDN 2.14% due 11/01/2043 (a)(b)	5,260,000
2,950,000	Atlanta, Georgia Water & Wastewater Rev (Series C) DDN 2.00% due 11/01/2041 (a)	2,950,000
3,290,000	Clayton County, Georgia Housing Auth M/F Rev (Provence Place Apartments Project) VRDN 2.28% due 10/01/2041 (a)	3,290,000
11,050,000	Cobb County, Georgia Housing Auth M/F Housing Rev (Walton Reserve Apartments Project) VRDN 2.18% due 10/01/2035 (a)	11,050,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Georgia — (continued)
$9,510,000	Colquitt County, Georgia Hospital Auth Rev VRDN 2.23% due 03/01/2023 (a)	$9,510,000
2,715,000	Crisp County-Cordele, Georgia IDA Rev VRDN 2.30% due 03/01/2027 (a)	2,715,000
15,090,000	Crisp County, Georgia Solid Waste Management Auth Rev VRDN 3.84% due 01/01/2023 (a)	15,090,000
12,930,000	Dekalb County, Georgia Hospital Auth Rev (Dekalb Medical Center Inc. Project) VRDN 2.12% due 09/01/2035 (a)	12,930,000
	Dekalb County, Georgia Water & Sewer Rev VRDN:
3,524,500	(Floaters — Series 1906) 2.27% due 10/01/2035 (a)(b)	3,524,500
3,506,000	(Floaters — Series 1907) 2.27% due 10/01/2035 (a)(b)	3,506,000
12,525,000	East Point, Georgia Housing Auth M/F Rev (Eagle Crest Apartments Project) VRDN 2.32% due 06/01/2036 (a)	12,525,000
7,000,000	Fayette County, Georgia Hospital Auth Rev (Fayette Community Hospital Project) VRDN 2.12% due 06/01/2037 (a)	7,000,000
10,080,000	Floyd County, Georgia Development Auth PCR (Power Co. Hammond Project) DDN 1.80% due 09/01/2026 (a)	10,080,000
	Fulton County, Georgia Development Auth VRDN:
8,000,000	(Shepherd Center Inc. Project) 2.12% due 09/01/2035 (a)	8,000,000
7,200,000	(Siemens Energy Inc. Project) 2.25% due 12/15/2014 (a)	7,200,000
1,645,000	Fulton County, Georgia Water & Sewer Rev (ROCS RR II R 12142) VRDN 2.34% due 01/01/2035 (a)(b)	1,645,000
3,070,000	Gainsville & Hall County, Georgia Development Auth Rev (Atex Inc. Project) VRDN 2.31% due 09/01/2023 (a)	3,070,000
3,905,000	Gainsville & Hall County, Georgia Development Auth Rev Senior Living Facilities — Lanier Village — Series C) DDN 1.82% due 11/15/2030 (a)	3,905,000
	Georgia State Local Government Certificate Partnership (Macon Trust — Series 2002-0) VRDN:
4,420,000	3.10% due 12/01/2022 (a)(b)	4,420,000
6,715,000	3.10% due 06/01/2028 (a)(b)	6,715,000
	Georgia State VRDN:
11,705,000	(Putters — Series 2023) 3.75% due 08/01/2015 (a)(b)	11,705,000
20,425,000	(ROCS RR II R 10168) 2.28% due 11/01/2017 (a)(b)	20,425,000
7,160,000	Georgia State Housing & Finance Auth Rev (Merlots — Series B-11) VRDN 2.29% due 12/01/2036 (a)(b)	7,160,000
	Gwinnett County, Georgia Development Auth Certificate Partnership VRDN:
28,405,000	(Putters — Series 1655) 2.50% due 07/01/2016 (a)(b)	28,405,000
2,735,000	(ROCS RR II R 6009) 2.53% due 01/01/2021 (a)(b)	2,735,000
5,000,000	Gwinnett County, Georgia Development Auth Rev (Wesleyan School Inc. Project) VRDN 2.12% due 09/01/2025 (a)	5,000,000
16,640,000	Henry County, Georgia Water & Sewer Auth Rev (Eagle 720050008 CL-A) VRDN 3.78% due 02/01/2029 (a)(b)	16,640,000

Georgia — (concluded)
$8,045,000	Lehman Municipal Trust Receipts Various States (Floaters — Series 06 - Regional D) VRDN 2.21% due 03/01/2037 (a)(b)	$8,045,000
	Metropolitan Atlanta Rapid Transit Auth Georgia Sales Tax Rev VRDN:
19,795,000	(Putters — Series 312) 2.30% due 07/01/2021 (a)(b)	19,795,000
49,045,000	(ROCS RR II R 9158) 2.28% due 07/01/2034 (a)(b)	49,045,000
9,015,000	Private Colleges & Universities Auth Rev (Mercer University Project) VRDN 2.18% due 10/01/2032 (a)	9,015,000
8,700,000	Private Colleges & Universities Auth Rev (Mercer University — Series C) VRDN 2.18% due 10/01/2031 (a)	8,700,000
10,200,000	Putnam County, Georgia Development Auth PCR (Georgia Power Co.) DDN 1.80% due 03/01/2024 (a)	10,200,000
5,860,000	Rockdale County, Georgia Water & Sewer Auth Rev (Putters — Series 1342) VRDN 2.25% due 07/01/2013 (a)(b)	5,860,000
1,200,000	Thomaston-Upson County, Georgia IDA Rev (Thomaston Manufacturing Project) VRDN 2.30% due 12/01/2011 (a)	1,200,000

Hawaii — 0.4%
	Hawaii State VRDN:
11,105,000	(Merlots — Series 04) 2.61% due 04/01/2015 (a)(b)	11,105,000
14,210,000	(ROCS RR II R 6062) 2.28% due 03/01/2026 (a)(b)	14,210,000
1,970,000	(ROCS RR II R 6504) 2.53% due 10/01/2024 (a)(b)	1,970,000
15,000,000	Hawaii State Development Budget & Financial Rev (Putters — Series 834) VRDN 2.25% due 07/01/2009 (a)(b)	15,000,000
	Honolulu, Hawaii City & County VRDN:
7,500,000	(Eagle 720050052 CL-A) 2.59% due 07/01/2024 (a)(b)	7,500,000
3,072,500	(Floaters — Series 1115) 2.27% due 07/01/2023 (a)(b)	3,072,500
26,115,000	Honolulu, Hawaii City & County Wastewater System Rev (Putters - Series 1475) VRDN 2.50% due 07/01/2014 (a)(b)	26,115,000

Idaho — 0.2%
3,890,000	Idaho Housing & Finance Assn Nonprofit Facilities Rev (Albertson College Project) VRDN 2.20% due 11/01/2021 (a)	3,890,000
5,940,000	Idaho Housing & Finance Assn Rev (Balmoral Apartments Project) DDN 2.25% due 05/01/2032 (a)	5,940,000
4,640,000	Idaho Housing & Finance Assn Rev (Balmoral Apartments II Development) DDN 2.10% due 04/01/2033 (a)	4,640,000
30,400,000	Idaho State TAN 4.50% due 06/30/2008	30,492,453
865,000	Madison, Idaho EDC IDR (Floyd Wilcox & Sons Inc. Project) VRDN 2.31% due 08/01/2012 (a)	865,000

Illinois — 5.1%
10,000,000	ABN-AMRO Muni Tops — Illinois (Certificate Trust 2006-44) VRDN 2.27% due 07/01/2014 (a)(b)	10,000,000
1,705,000	Aurora, Illinois IDR (Aztech Engineering Inc. Project) VRDN 2.37% due 10/01/2018 (a)	1,705,000
5,412,000	Austin Trust Various States (University of Illinois 2007-166) VRDN 2.55% due 04/01/2032 (a)(b)	5,412,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Illinois — (continued)
	Bolingbrook, Illinois VRDN:
$10,285,000	(Floaters — Series 2253) 2.27% due 01/01/2032 (a)(b)	$10,285,000
4,450,000	(Floaters — Series 2292) 2.20% due 01/01/2037 (a)(b)	4,450,000
	Chicago, Illinois VRDN:
19,545,000	(Putters — Series 1277) 2.25% due 01/01/2014 (a)(b)	19,545,000
4,815,000	(ROCS RR II R 10267) 2.53% due 01/01/2042 (a)(b)	4,815,000
8,800,000	(ROCS RR II R 10275) 3.27% due 01/01/2037 (a)	8,800,000
	Chicago, Illinois Board Education VRDN:
10,520,000	(Floaters — Series 2276) 2.27% due 12/01/2028 (a)(b)	10,520,000
4,480,000	(Putters — Series 2391) 2.25% due 12/01/2015 (a)(b)	4,480,000
2,360,000	(ROCS RR II R 12146) 2.34% due 12/01/2031 (a)(b)	2,360,000
7,000,000	Chicago, Illinois IDR (Enterprise Center VIII Project) VRDN 2.30% due 06/01/2022 (a)	7,000,000
8,000,000	Chicago, Illinois O’Hare International Airport Facilities Rev (O’Hare Technical Center II Project) VRDN 2.25% due 03/01/2037 (a)	8,000,000
	Chicago, Illinois O’Hare International Airport Rev VRDN:
5,250,000	(Merlots — Series D-12) 2.51% due 01/01/2025 (a)(b)	5,250,000
14,570,000	(Putters — Series 670) 3.95% due 01/01/2012 (a)(b)	14,570,000
4,110,000	(ROCS RR II R 239) 2.36% due 01/01/2022 (a)(b)	4,110,000
15,810,000	(ROCS RR II R 494) 2.53% due 01/01/2026 (a)(b)	15,810,000
31,680,000	(ROCS RR II R 12116) 2.33% due 01/01/2033 (a)(b)	31,680,000
11,330,000	Chicago, Illinois Park District (Putters — Series 521) VRDN 2.60% due 07/01/2012 (a)(b)	11,330,000
3,300,000	Chicago, Illinois Solid Waste Disposal Facilities Rev (Groot Industries Inc. Project) VRDN 2.36% due 12/01/2015 (a)	3,300,000
2,380,000	Chicago, Illinois Wastewater Transmission Rev (Series O) VRDN 3.20% due 01/01/2030 (a)(b)	2,380,000
3,600,000	Cook County, Illinois (Putters — Series 559) VRDN 2.50% due 05/15/2012 (a)(b)	3,600,000
1,750,000	Des Plaines, Illinois IDR (414 East Golf Road LLC Project) VRDN 2.30% due 05/01/2017 (a)	1,750,000
	Deutsche Bank Spears/Lifers Trust Various States VRDN:
2,870,000	(Met Pier & Expo Illinois — Series 453) 2.45% due 12/15/2039 (a)(b)	2,870,000
9,365,000	(Bolingbrook, Illinois — Series 472) 2.26% due 01/01/2030 (a)(b)	9,365,000
2,770,000	Du Page & Cook Counties, Illinois (ROCS RR II R 1073) VRDN 2.28% due 01/01/2025 (a)(b)	2,770,000
	Eclipse Funding Trust (Solar Eclipse — Illinois State) VRDN:
3,965,000	(2006-0005) 3.78% due 04/01/2027 (a)(b)	3,965,000
15,065,000	(2006-0006) 4.00% due 01/01/2014 (a)(b)	15,065,000
11,500,000	(2006-0078) 4.00% due 04/01/2014 (a)(b)	11,500,000
1,560,000	Illinois Development Finance Auth IDR (Rockford College Project) VRDN 2.45% due 02/01/2021 (a)	1,560,000
19,745,000	Illinois Development Finance Auth Retirement Housing Rev (Putters — Series 1983) VRDN 2.25% due 01/01/2020 (a)(b)	19,745,000
16,500,000	Illinois Educational Facilities Auth Rev (Art Institute of Chicago) VRDN 1.97% due 10/01/2031 (a)	16,500,000
28,265,000	Illinois Educational Facilities Auth Rev (University of Chicago) CP 3.66% due 05/06/2008	28,265,000

Illinois — (continued)
	Illinois Finance Auth Rev (Central Dupage Health) VRDN:
$37,500,000	(Series B) 1.82% due 11/01/2038 (a)	$37,500,000
50,000,000	(Series C) 1.82% due 11/01/2038 (a)	50,000,000
	Illinois Finance Auth Rev VRDN:
10,680,000	(Clare Oaks — Series C) 2.16% due 11/01/2040 (a)	10,680,000
5,445,000	(Eagle 20060115 CL-A) 2.29% due 12/01/2042 (a)(b)	5,445,000
13,995,000	(Floaters 06-2001) 2.26% due 07/01/2009 (a)(b)	13,995,000
9,000,000	(International Ink Co.) 2.30% due 01/01/2034 (a)	9,000,000
13,750,000	(Monarch Landing Inc. Facilities — Series B) 2.12% due 12/01/2042 (a)	13,750,000
11,500,000	(Northwestern Memorial Hospital — Series A-3) 2.25% due 08/15/2042 (a)	11,500,000
9,500,000	(Rest Haven Christian Services — Series B) 2.15% due 11/15/2034 (a)	9,500,000
59,680,000	(ROCS RR II R 9100) 2.28% due 07/01/2046 (a)(b)	59,680,000
	Illinois Health Facilities Auth Rev (Central Dupage Health) DDN:
42,445,000	(Series B) 1.82% due 11/01/2027 (a)	42,445,000
45,410,000	(Series C) 1.82% due 11/01/2027 (a)	45,410,000
	Illinois Health Facilities Auth Rev (Evanston Health) CP:
24,800,000	3.50% due 02/07/2008	24,800,000
39,000,000	3.35% due 02/14/2008	39,000,000
18,640,000	Illinois Health Facilities Auth Rev (Memorial Health System) DDN 2.05% due 10/01/2022 (a)	18,640,000
	Illinois Health Facilities Auth Rev (Northwestern Member Hospital) DDN:
1,060,000	(Series B) 1.82% due 06/01/2032 (a)	1,060,000
56,940,000	(Series B) 1.82% due 07/01/2032 (a)	56,940,000
9,100,000	Illinois Health Facilities Auth Rev (Series A) VRDN 2.02% due 10/01/2010 (a)	9,100,000
5,480,000	Illinois Housing Development Auth Rev (Homeowner Mortgage - Series H-2) VRDN 3.48% due 02/01/2039 (a)	5,480,000
28,900,000	Illinois State Municipal Securities Trust Rcpts (SGA 103) VRDN 2.15% due 08/01/2024 (a)	28,900,000
18,855,000	Illinois State Sales Tax Rev (Putters — Series 1773) VRDN 2.50% due 06/15/2014 (a)(b)	18,855,000
	Illinois State Toll Highway Auth Rev VRDN:
6,885,000	(Putters — Series 1014) 2.25% due 07/01/2013 (a)(b)	6,885,000
20,930,000	(Putters — Series 1355) 2.25% due 01/01/2014 (a)(b)	20,930,000
6,155,000	(ROCS RR II R 606) 2.28% due 01/01/2031 (a)(b)	6,155,000
7,350,000	(ROCS RR II R 4073) 2.28% due 01/01/2023 (a)(b)	7,350,000
	Illinois State VRDN:
4,960,000	(Merlots — Series B-05) 2.51% due 07/01/2022 (a)(b)	4,960,000
10,620,000	(ROCS RR II R 12166) 2.34% due 04/01/2022 (a)(b)	10,620,000
840,000	Macon County, Illinois Rev (Millikin University) VRDN 2.31% due 10/01/2031 (a)	840,000
5,495,000	McHenry County, Illinois Conservative District (Putters — Series 1963) VRDN 2.25% due 02/01/2015 (a)(b)	5,495,000
	Metropolitan Pier & Exposition Auth (Illinois Dedicated State Tax Rev) VRDN:
3,500,000	(ROCS RR II R 10300) 2.53% due 06/15/2042 (a)(b)	3,500,000
11,760,000	(ROCS RR II R 12031) 2.59% due 06/15/2042 (a)(b)	11,760,000
17,500,000	(Series Z-165) 2.26% due 12/15/2028 (a)(b)	17,500,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Illinois — (concluded)
$16,820,000	Morgan Keegan Municipal Products Inc. (Aurora Illinois S/F Mortgage VRDN 2.40% due 07/01/2011 (a)(b)	$16,820,000
5,200,000	Regional Transportation Auth Illinois Various Certificates (Macon Trust — Series O) VRDN 2.55% due 06/01/2033 (a)(b)	5,200,000
4,040,000	Southern Illinois University Rev (Putters — Series 562) VRDN 3.15% due 04/01/2012 (a)(b)	4,040,000
5,150,000	Southwestern, Illinois Development Auth Rev (ROCS RR II R 11088) VRDN 2.29% due 06/01/2023 (a)(b)	5,150,000
2,150,000	Upper Illinois River Valley Development Auth IDR (Illinois L P Project) VRDN 2.25% due 10/01/2042 (a)	2,150,000
5,000,000	Will County, Illinois Exempt Facilities Rev (Amoco Chemical Co. Project) DDN 1.87% due 03/01/2028 (a)	5,000,000

Indiana — 2.7%
960,000	Allen County, Indiana EDR (Waterfurnace International Inc.) VRDN 2.42% due 11/01/2014 (a)	960,000
6,920,000	Anderson, Indiana School Bldg Corp. (Putters — Series 1093) VRDN 2.60% due 07/15/2013 (a)(b)	6,920,000
6,245,000	Avon, Indiana 2000 Community Bldg Corp. (Putters — Series 1055) VRDN 2.25% due 07/15/2013 (a)(b)	6,245,000
285,000	Bloomington, Indiana EDR (Bloomington Square Project) VRDN 2.60% due 12/01/2008 (a)	285,000
13,000,000	Clipper Tax-Exempt Certificate Trust (Certificate Partnership Indiana — Series 2007-2) VRDN 2.40% due 01/01/2018 (a)(b)	13,000,000
2,000,000	Crawfordsville, Indiana EDR Rev (Performance Master LLC Project) VRDN 2.40% due 10/01/2018 (a)	2,000,000
1,600,000	Dearborn County, Indiana EDR (D& S Machine Products Inc.) VRDN 2.34% due 04/01/2018 (a)	1,600,000
12,285,000	Eclipse Funding Trust 2007-0052 (Solar Eclipse — Crown Point Indiana Multiple School Bldg Corp.) DDN 2.15% due 07/15/2026 (a)(b)	12,285,000
2,055,000	Elkhart County, Indiana EDR (Patriot Homes Inc. Project) VRDN 2.40% due 08/01/2012 (a)	2,055,000
5,550,000	Elkhart County, Indiana (Putters — Series 553) VRDN 3.93% due 12/01/2023 (a)(b)	5,550,000
2,675,000	Greater Clark County School Bldg Corp. Indiana, Jeffersonville (Floaters — Series 2226) VRDN 2.27% due 07/15/2026 (a)(b)	2,675,000
105,000,000	Indiana Board Bank Rev (Advance Funding Program Notes — Series A) BAN 3.00% due 01/30/2009	105,922,516
58,585,000	Indiana Board Bank Rev (Midyear Funding Program — Series A) BAN 4.50% due 05/20/2008	58,711,551
20,000,000	Indiana Finance Auth Solid Waste Rev (Allied Waste of North America) VRDN 2.27% due 12/01/2017 (a)	20,000,000

Indiana — (continued)
$14,735,000	Indiana Health & Educational Facilities Auth Hospital Rev (Howard Regional Health System Project — Series A) DDN 2.05% due 01/01/2035 (a)	$14,735,000
8,200,000	Indiana Health Facilities Auth Rev (Margaret Mary Community Hospital — Series A) VRDN 2.00% due 12/01/2029 (a)	8,200,000
	Indiana Housing & Community Development Auth S/F Mortgage Rev VRDN:
26,375,000	(Putters — Series 1397) 2.30% due 07/01/2013 (a)(b)	26,375,000
13,500,000	(Series B-3) 2.05% due 07/01/2036 (a)	13,500,000
8,160,000	Indiana State Development Finance Auth Rev (Cathedral High) DDN 2.05% due 09/01/2026 (a)	8,160,000
820,000	Indiana State Development Finance Auth Rev EDR (Indianapolis Urban League) VRDN 2.41% due 01/01/2020 (a)	820,000
26,950,000	Indiana State Development Finance Environmental Rev (PSI Energy Inc. Project — Series B) VRDN 3.48% due 12/01/2038 (a)	26,950,000
19,520,000	Indiana State Development Finance Auth Rev IDR (Republic Service Inc. Project) DDN 1.85% due 12/01/2032 (a)	19,520,000
3,000,000	Indiana State Development Finance Auth Rev IDR (Republic Service Inc. Project) VRDN 2.49% due 11/01/2035 (a)	3,000,000
	Indiana State Development Finance Auth Solid Waste Disposal Rev (Waste Management Inc.) VRDN:
12,500,000	(Series A) 2.25% due 10/01/2025 (a)	12,500,000
7,000,000	(Series B) 2.19% due 10/01/2025 (a)	7,000,000
8,925,000	Indiana State Educational Facilities Auth Rev (Franklin College) DDN 2.05% due 10/01/2033 (a)	8,925,000
2,830,000	Indiana State Finance Auth EDR (Goodwill Industry Michiana — Series A) VRDN 2.31% due 01/01/2026 (a)	2,830,000
24,000,000	Indiana State Office Bldge Community Facilities (Miami Correctional Facilities — Series II-A) VRDN 2.00% due 07/01/2022 (a)	24,000,000
6,260,000	Indiana University Rev (ROCS RR II R 6508) VRDN 2.53% due 08/01/2021 (a)(b)	6,260,000
3,790,000	Indianapolis, Indiana EDR (New Bridges Airports Project) VRDN 2.24% due 06/01/2035 (a)	3,790,000
2,035,000	Kendallville, Indiana EDR (Bollhoff Rivnut Project) VRDN 2.37% due 02/01/2025 (a)	2,035,000
13,345,000	Lehman Municipal Trust Rcpts Various States (Mount Vernon Indiana School — Floaters — Series K-97-W) VRDN 2.14% due 01/15/2032 (a)(b)	13,345,000
4,175,000	Lehman Municipal Trust Rcpts Various States (Elkhart County — Series 07) VRDN 2.24% due 12/01/2022 (a)(b)	4,175,000
8,100,000	Madison, Indiana EDR (Arvin Sango Inc. Project) VRDN 2.70% due 08/01/2017 (a)	8,100,000
8,135,000	Mount Vernon of Hancock County, Indiana Multi-School Bldg Corp. (ROCS RR II R 2197) VRDN 3.78% due 01/15/2023 (a)(b)	8,135,000
5,670,000	Noblesville, Indiana Bldg Corp. (Putters — Series 1068) VRDN 2.25% due 07/15/2013 (a)(b)	5,670,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Indiana — (concluded)
$5,485,000	Shelbyville, Indiana Central Renovation School Building Corp. (Putters — Series 1075) VRDN 2.50% due 07/15/2013 (a)(b)	$5,485,000
18,000,000	Saint Joseph County, Indiana Educational Facilities Rev (University of Notre Dame) VRDN 1.75% due 03/01/2042 (a)	18,000,000
10,045,000	Sunman-Dearborn, Indiana High School Bldg Corp. (Putters — Series 671) VRDN 3.93% due 01/15/2013 (a)(b)	10,045,000
1,500,000	Whitley County, Indiana EDR (Micopulse Inc. Project) VRDN 2.30% due 02/01/2028 (a)	1,500,000

Iowa — 1.2%
36,695,000	Iowa City, Iowa Rev (Act Inc.) DDN 2.10% due 04/01/2032 (a)	36,695,000
2,270,000	Iowa Finance Auth EDR (Monarch Manufacturing Co. Project) DDN 1.98% due 03/01/2016 (a)	2,270,000
4,800,000	Iowa Finance Auth Health Facilities Rev (Care Initiatives Project) DDN 2.05% due 11/01/2036 (a)	4,800,000
	Iowa Finance Auth Retirement Community Rev (Wesley Retirement) VRDN:
6,500,000	(Series B) 2.12% due 12/01/2033 (a)	6,500,000
19,000,000	(Series E) 2.14% due 11/01/2042 (a)	19,000,000
	Iowa Finance Auth Rev (Museum of Art Foundation) DDN:
13,150,000	2.00% due 06/01/2033 (a)	13,150,000
13,975,000	2.00% due 10/01/2033 (a)	13,975,000
	Iowa Higher Educational Loan Auth Rev (Buena Vista University Project) VRDN:
4,800,000	2.35% due 12/01/2012 (a)	4,800,000
7,870,000	2.00% due 05/01/2020 (a)	7,870,000
5,000,000	Iowa Higher Educational Loan Auth Rev (Private Colleges — University of Dubuque) VRDN 2.00% due 04/01/2035 (a)	5,000,000
	Iowa Higher Educational Loan Auth Rev (Private Colleges — Des Moines) DDN:
6,105,000	2.05% due 10/01/2024 (a)	6,105,000
9,555,000	2.05% due 10/01/2033 (a)	9,555,000
20,050,000	Iowa Higher Educational Loan Auth Rev (Private Colleges — St. Ambrose) DDN 2.00% due 04/01/2033 (a)	20,050,000
14,500,000	Iowa State School BAN 4.50% due 06/27/2008	14,543,212
25,000,000	Iowa State TRAN 4.00% due 06/30/2008	25,075,538
	Louisa County, Iowa PCR (Iowa G&E Co) VRDN:
3,900,000	2.30% due 03/01/2017 (a)	3,900,000
19,500,000	(Series A) 2.30% due 09/01/2016 (a)	19,500,000
11,810,000	Tobacco Settlement Auth Iowa (ROCS RR II R 456 CE) VRDN 2.29% due 06/01/2046 (a)(b)	11,810,000

Kansas — 0.6%
7,570,000	Johnson County, Kansas Public Bldg Community Lease Rev (Putters — Series 528) VRDN 2.60% due 09/01/2010 (a)(b)	7,570,000
4,150,000	Kansas State Department Transportation Highway Rev (ROCS RR II R 6020) VRDN 2.28% due 03/01/2019 (a)(b)	4,150,000

Kansas — (concluded)
	Kansas State Development Finance Auth Lease Rev DDN:
$5,300,000	(Series 1-J) 2.00% due 12/01/2018 (a)	$5,300,000
17,000,000	(Series 2-J) 2.00% due 12/01/2034 (a)	17,000,000
3,225,000	Lawrence, Kansas Industrial Rev (Prosoco Inc. Project — Series A) VRDN 2.28% due 12/01/2018 (a)	3,225,000
8,080,000	Lehman Municipal Trust Receipts Various States (Sedgwick & Shawnee Counties — Series 06-K54) VRDN 2.21% due 12/01/2038 (a)(b)	8,080,000
4,200,000	Lenexa, Kansas M/F Housing Rev (Meadows Apartments Project — Series A) VRDN 2.29% due 04/15/2035 (a)	4,200,000
8,500,000	Lenexa, Kansas Rev (Floaters — Series 302) VRDN 2.29% due 02/01/2012 (a)(b)	8,500,000
5,300,000	RBC Municipal Product Inc. (Sedgwick County, Kansas — Floaters - Series S-2) VRDN 2.33% due 06/01/2018 (a)(b)	5,300,000
	Sedgwick & Shawnee Counties, Kansas S/F Mortgage Rev VRDN:
10,825,000	(ROCS RR II R 10231) 2.36% due 06/01/2039 (a)(b)	10,825,000
10,530,000	(ROCS RR II R 10232) 2.36% due 12/01/2038 (a)(b)	10,530,000
34,835,000	University of Kansas Hospital Auth Health Facilities Rev DDN 2.00% due 09/01/2034 (a)	34,835,000

Kentucky — 2.1%
885,000	Boone County, Kentucky IBR (Diocesan Educational Projects) VRDN 2.40% due 11/01/2018 (a)	885,000
2,400,000	Carroll County, Kentucky PCR CP 3.52% due 02/13/2008	2,400,000
1,585,000	Crestview Hills, Kentucky IBR (Thomas More Project) VRDN 2.29% due 11/01/2018 (a)	1,585,000
	Danville, Kentucky Multi-City Lease Rev (Municipal League Pooled Program) CP:
18,260,000	2.75% due 04/09/2008	18,260,000
5,245,000	3.50% due 02/07/2008	5,245,000
890,000	Dayton, Kentucky IBR (Willow Green Project) VRDN 2.40% due 08/01/2020 (a)	890,000
3,810,000	Glasgow, Kentucky IBR (Felker Brothers Corp. Project) VRDN 2.25% due 04/01/2020 (a)	3,810,000
10,265,000	Hopkins County, Kentucky Hospital Rev (Floaters — Series 730) VRDN 3.67% due 11/15/2011 (a)(b)	10,265,000
22,500,000	Jefferson County, Kentucky PCR (Louisville Gas & Electric Project) CP 3.24% due 05/05/2008	22,500,000
81,400,000	Kenton County, Kentucky Airport Board of Special Facilities Rev (Airis Cincinnati — Series A) VRDN 2.50% due 07/01/2032 (a)	81,400,000
4,090,000	Kenton County, Kentucky Educational Rev (St. Pius X School District Projects) VRDN 2.29% due 06/01/2023 (a)	4,090,000
	Kentucky Asset/Liability CP:
25,000,000	3.10% due 04/01/2008	25,000,000
30,000,000	3.65% due 02/06/2008	30,000,000
2,850,000	Kentucky EDF (Solid Waste Disposal Rev Republic Services Inc.) VRDN 2.50% due 07/01/2035 (a)	2,850,000
5,225,000	Kentucky Inc., Public Energy Auth Gas Supply Rev (Series 21) VRDN 2.26% due 02/01/2011 (a)(b)	5,225,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Kentucky — (concluded)
$5,000,000	Kentucky Rural Water Finance Corp. (Public Project Rev Construction — Series A) VRDN 3.65% due 04/01/2009 (a)	$5,000,000
7,820,000	Kentucky State Municipal Power Agency System Rev (Floaters — Series 2369) VRDN 2.30% due 09/01/2042 (a)(b)	7,820,000
2,750,000	Lehman Municipal Trust Rcpts (Kentucky Housing Corp. — Floaters — Series 06) VRDN 2.21% due 07/01/2037 (a)(b)	2,750,000
7,400,000	Mercer County, Kentucky PCR (Kentucky Utility Co. Project — Series A) CP 3.52% due 02/13/2008	7,400,000
2,400,000	Muhlenberg County, Kentucky PCR (Kentucky Utility Co. — Series A) CP 3.52% due 02/13/2008	2,400,000
53,000,000	Pendleton County, Kentucky Multi-County Lease Rev CP 3.50% due 02/07/2008	53,000,000
36,690,000	Shelby County, Kentucky Lease Rev (Series A) DDN 1.90% due 09/01/2034 (a)	36,690,000
	Trimble County, Kentucky PCR CP:
27,500,000	3.22% due 05/05/2008	27,500,000
35,000,000	3.24% due 05/05/2008	35,000,000

Louisiana — 2.7%
20,000,000	Calcasieu Parish Inc. of Louisiana IDB Environmental Rev (Citgo Petroleum Project) DDN 1.90% due 07/01/2026 (a)	20,000,000
4,500,000	Calcasieu Parish Inc. of Louisiana IDB Rev (Hydroserve Westlake) VRDN 2.32% due 06/01/2025 (a)	4,500,000
3,620,000	East Baton Rouge, Louisiana Mortgage Finance Auth S/F Rev (Floaters - Series 996) VRDN 2.32% due 06/02/2008 (a)(b)	3,620,000
21,405,000	Eclipse Funding Trust 2007-0042 (Solar Eclipse — Louisiana Public Facilities Auth Rev Tulane University Project) VRDN 3.80% due 02/15/2035 (a)(b)	21,405,000
17,510,000	Jefferson Parish, Louisiana Finance Auth Rev (ROCS RR II R 11086) VRDN 2.28% due 12/01/2032 (a)(b)	17,510,000
33,995,000	Jefferson Parish, Louisiana Hospital Service Rev (Putters — Series 522) VRDN 2.25% due 12/01/2008 (a)(b)	33,995,000
13,920,000	Lafayett, Louisiana Utilities Rev (Merlots — Series B-23) VRDN 2.56% due 11/01/2028 (a)(b)	13,920,000
	Lake Charles, Louisiana Harbor & Rev (Conoco Inc. Project) VRDN:
20,900,000	(Series A) 2.06% due 09/01/2029 (a)	20,900,000
3,400,000	(Series B) 2.10% due 09/01/2012 (a)	3,400,000
45,025,000	Louisiana Housing Finance Agency M/F Rev (Floaters — Series 1556) VRDN 2.32% due 12/01/2041 (a)(b)	45,025,000
6,400,000	Louisiana Housing Finance Agency M/F Rev (Lapalco Court Apartments Project) VRDN 2.32% due 11/15/2037 (a)	6,400,000
6,000,000	Louisiana Housing Finance Agency Rev (Canterbury House Apartments) VRDN 2.25% due 09/15/2040 (a)	6,000,000

Louisiana — (concluded)
	Louisiana Local Government Environmental Facilities & Community Development Auth Rev (BASF Corp. Project) VRDN:
$4,000,000	2.36% due 12/01/2036 (a)	$4,000,000
10,000,000	2.36% due 12/01/2037 (a)	10,000,000
8,785,000	Louisiana Local Government Environmental Facilities & Community Development Auth Rev (Northwestern State University Student Housing — Series A) VRDN 2.28% due 08/01/2038 (a)	8,785,000
	Louisiana Public Facilities Auth (Air Products & Chemical Project) VRDN:
18,650,000	2.18% due 12/01/2038 (a)	18,650,000
3,400,000	2.18% due 12/01/2039 (a)	3,400,000
13,000,000	Louisiana Public Facilities Auth (Air Products & Chemical Project) DDN 1.91% due 12/01/2040 (a)	13,000,000
	Louisiana State Gas & Fuels Tax Rev VRDN:
6,490,000	(Eagle 20060137 CL-A) 3.67% due 05/01/2036 (a)(b)	6,490,000
23,735,000	(Eagle 20060150 CL-A) 2.29% due 05/01/2036 (a)(b)	23,735,000
9,900,000	(ROCS RR II R 12048) 2.34% due 05/01/2036 (a)(b)	9,900,000
9,900,000	(ROCS RR II R 12138) 2.34% due 05/01/2035 (a)(b)	9,900,000
54,682,000	Louisiana State Municipal National Gas Purchasing & Distribution Auth Gas Rev (Putters — Series 1411Q) VRDN 2.25% due 03/15/2014 (a)(b)	54,682,000
10,945,000	Louisiana State University (Agricultural & Mechanical College Board Supervisors Rev) VRDN 2.21% due 07/01/2032 (a)	10,945,000
48,365,000	Morgan Keegan Municipal Product Inc. (New Orleans Louisiana S/F Mortgage Rev) VRDN 2.34% due 12/01/2041 (a)(b)	48,365,000
11,900,000	Morgan Keegan Municipal Product Inc. (Various States Trust Receipts East Baton Rouge, Louisiana S/F — Series A) VRDN 2.34% due 02/01/2011 (a)(b)	11,900,000
	Plaquemines Parish Louisiana Environmental Rev (Explorational & Oil) DDN:
8,500,000	1.87% due 10/01/2024 (a)	8,500,000
14,000,000	1.85% due 05/01/2025 (a)	14,000,000
23,600,000	Saint Charles Parish, Louisiana PCR (Shell Oil Co. Norco Project) DDN 1.87% due 11/01/2021 (a)	23,600,000
20,000,000	Saint James Parish, Louisiana PCR (Texaco Project — Series A) CP 3.54% due 02/12/2008	20,000,000
17,000,000	Saint John Baptist Parish, Louisiana Rev (Floaters — Series 1916)
	VRDN 2.30% due 06/01/2037 (a)(b)	17,000,000

Maine — 0.4%
730,000	Grey, Maine Rev (Advance Realty Project) VRDN 2.20% due 10/01/2011 (a)	730,000
5,600,000	Lehman Municipal Trust Rcpts Various States — Maine State Housing Auth (Floaters — Series 06) VRDN 2.28% due 11/15/2036 (a)(b)	5,600,000
5,480,000	Maine Finance Auth IDR (Crobb Box Co. Project — Series A) VRDN 2.31% due 10/01/2019 (a)	5,480,000
	Maine Finance Auth Rev VRDN:
2,055,000	(Dearborn Precision Tubular) 2.24% due 12/01/2013 (a)	2,055,000
22,580,000	(Jackson Lab Issue — 2002) 2.18% due 07/01/2031 (a)	22,580,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Maine — (concluded)
	Maine State BAN:
$3,900,000	3.25% due 06/10/2008	$3,909,192
9,500,000	4.25% due 06/10/2008	9,517,992
	Maine State Housing Auth Mortgage FXRDN:
4,500,000	(Series B) 3.75% due 05/15/2008	4,500,000
8,000,000	(Series D) 3.82% due 07/18/2008	8,000,000
4,500,000	School Administrative District Maine BAN 3.75% due 12/30/2008	4,525,768

Maryland — 0.7%
14,000,000	Anne Arundel County, Maryland (Series 97-A) CP 3.25% due 03/14/2008	14,000,000
4,925,000	Anne Arundel County, Maryland Rev (Mountain Ridge Apartments) VRDN 2.83% due 07/01/2021 (a)	4,925,000
13,000,000	Baltimore County, Maryland CP 3.50% due 02/07/2008	13,000,000
6,380,000	Baltimore County, Maryland EDR (Garrison Forest School Inc. Project) DDN 1.80% due 10/01/2031 (a)	6,380,000
	Carroll County, Maryland Rev (Fairhaven & Copper) VRDN:
4,475,000	(Series A) 2.15% due 01/01/2034 (a)	4,475,000
3,755,000	(Series B) 2.12% due 01/01/2034 (a)	3,755,000
4,997,000	Clipper Tax-Exempt Certificate Trust (Series 2007-19) VRDN 2.35% due 06/01/2011 (a)(b)	4,997,000
11,400,000	Lehman Municipal Trust Receipts Various States (Maryland State — Floaters — Series 10) VRDN 2.14% due 07/01/2047 (a)(b)	11,400,000
10,000,000	Maryland State EDC Rev (Bakery De France Facilities) VRDN 2.88% due 09/01/2032 (a)	10,000,000
2,600,000	Maryland State EDC Rev (Gamse Lithographing Co. Facilities) VRDN 2.88% due 05/01/2017 (a)	2,600,000
2,200,000	Maryland State EDC EDR (Bindagraphics Inc. Project) VRDN 2.25% due 07/01/2021 (a)	2,200,000
	Maryland State Health & Higher Educational Facilities Auth Rev (Adventist Healthcare) VRDN:
950,000	(Series A) 2.14% due 01/01/2034 (a)	950,000
14,750,000	(Series A) 2.14% due 01/01/2035 (a)	14,750,000
14,725,000	(Series B) 2.14% due 01/01/2021 (a)	14,725,000
4,750,000	Maryland State Health & Higher Educational Facilities Auth Rev (Edenwald — Series B) VRDN 2.15% due 01/01/2037 (a)	4,750,000
21,695,000	Montgomery County, Maryland EDR (Riderwood Village Inc. Project) VRDN 2.16% due 03/01/2034 (a)	21,695,000
4,600,000	Washington County, Maryland Rev (Conservit Inc. Facilities) VRDN 2.88% due 02/01/2023 (a)	4,600,000

Massachusetts — 2.7%
2,200,000	Lehman Municipal Trust Receipts Various States — Massachusetts Bay Transportation VRDN 2.11% due 07/01/2030 (a)(b)	2,200,000
46,520,000	Lehman Municipal Trust Receipts Various States — Massachusetts State (Floaters — Series 62) VRDN 2.13% due 11/01/2025 (a)(b)	46,520,000
6,690,000	Lehman Municipal Trust Receipts Various States — Massachusetts State (Series 124) VRDN 2.13% due 11/01/2025 (a)(b)	6,690,000

Massachusetts — (continued)
$21,300,000	Lehman Municipal Trust Receipts Various States — Massachusetts State Health & Educational (Floaters — Series 105) VRDN 2.85% due 10/01/2037 (a)(b)	$21,300,000
90,000,000	Macon Trust (Massachusetts Development Finance Agency) VRDN 2.31% due 12/01/2012 (a)(b)	90,000,000
11,815,000	Macon Trust (Massachusetts State Health & Educational Facilities — Harvard Vanguard Medical) VRDN 2.29% due 06/15/2012 (a)(b)	11,815,000
32,460,000	Massachusetts Bay Transportation Auth (Floaters — Series 156) DDN 1.85% due 07/01/2030 (a)(b)	32,460,000
6,000,000	Massachusetts State Central Artery (Series A) DDN 1.80% due 12/01/2030 (a)	6,000,000
6,535,000	Massachusetts State Development Finance Agency (Program IV Issue) CP 2.95% due 02/15/2008	6,535,000
40,000,000	Massachusetts State Development Finance Agency (Massachusetts Electric Co.) CP 3.50% due 03/07/2008	40,000,000
3,500,000	Massachusetts State Development Finance Agency (Nantucket Electric) CP 2.83% due 04/02/2008	3,500,000
	Massachusetts State Development Finance Agency VRDN:
8,220,000	(Bancroft School) 2.16% due 09/01/2031 (a)	8,220,000
3,200,000	(Buckingham Brown & Nichols) 2.15% due 06/01/2036 (a)	3,200,000
9,850,000	(Cordis Mills LLC) 2.18% due 12/01/2032 (a)	9,850,000
13,635,000	(Gordon College) 2.16% due 09/01/2032 (a)	13,635,000
15,415,000	(Groton School) 2.16% due 03/01/2034 (a)	15,415,000
4,635,000	(Lesley University) 2.18% due 07/01/2033 (a)	4,635,000
13,850,000	(Suffolk University — Series A) 2.18% due 07/01/2035 (a)	13,850,000
5,020,000	(Wilbraham & Monson Academy) 2.16% due 09/01/2036 (a)	5,020,000
	Massachusetts State Health & Educational Facilities Auth Rev VRDN:
7,860,000	(The Boston Home Inc. — Series B) 2.16% due 06/01/2032 (a)	7,860,000
3,000,000	(Wellesley College) 1.95% due 07/01/2039 (a)	3,000,000
	Massachusetts State Health & Educational (Harvard University) CP:
24,400,000	3.35% due 03/11/2008	24,400,000
18,685,000	1.48% due 11/01/2049	18,685,000
2,190,000	Massachusetts State Housing Finance Auth Rev (Floaters — Series 2385) VRDN 2.32% due 12/01/2027 (a)(b)	2,190,000
30,500,000	Massachusetts State IFA Rev (New England Power Co. — Series 92) CP 2.80 due 04/02/2008	30,500,000
	Massachusetts State School Bldg Auth Dedicated Sales Tax Rev VRDN:
5,820,000	(Eagle 20060035 CL-A) 3.22% due 08/15/2030 (a)(b)	5,820,000
6,800,000	(Eagle 20060055 CL-A) 2.33% due 08/15/2030 (a)(b)	6,800,000
	Massachusetts State CP:
20,000,000	(Series E) 3.32% due 03/07/2008	20,000,000
19,500,000	(Series G) 3.32% due 03/07/2008	19,500,000
10,000,000	Massachusetts State (Series B) DDN 1.90% due 03/01/2026 (a)	10,000,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Massachusetts — (concluded)
	Massachusetts State Water Resources Auth VRDN:
$5,435,000	(Floaters — Series 003) 2.19% due 08/01/2037 (a)(b)	$5,435,000
10,256,500	(Floaters — Series 1890) 2.27% due 08/01/2036 (a)(b)	10,256,500

Michigan — 2.1%
28,000,000	ABN-AMRO Muni Tops — Detroit Michigan Sewer Rev (Series — 2005-3) VRDN 3.10% due 07/01/2013 (a)(b)	28,000,000
7,950,000	Dearborn, Michigan EDC Rev (Henry Ford Village) VRDN 2.25% due 10/01/2023 (a)	7,950,000
	Detroit, Michigan City School District VRDN:
12,025,000	(Merlots — Series A-115) 2.56% due 04/01/2019 (a)(b)	12,025,000
8,460,000	(Merlots — Series B-27) 2.22% due 05/01/2027 (a)(b)	8,460,000
	Detroit, Michigan Sewer Disposal Rev VRDN:
28,160,000	(ROCS RR II R 905) 2.28% due 07/01/2032 (a)(b)	28,160,000
5,425,000	(Merlots — Series B-01) 2.56% due 07/01/2022 (a)(b)	5,425,000
3,700,000	Lanse Creuse, Michigan Public Schools (Eagle 20060032 CL-A) VRDN 3.32% due 05/01/2035 (a)(b)	3,700,000
5,305,000	Macomb County, Michigan Hospital Finance Auth Rev (Mount Clemens — Series A-2) DDN 2.17% due 10/01/2020 (a)	5,305,000
6,200,000	Michigan City M/F Housing Rev (Garden Estates West Apartments) VRDN 2.29% due 10/01/2036 (a)	6,200,000
35,000,000	Michigan Municipal (Series B-1) BAN 4.50% due 08/20/2008	35,151,848
9,400,000	Michigan State Bldg Auth Rev (ROCS RR II R 9196) VRDN 2.28% due 10/15/2036 (a)(b)	9,400,000
	Michigan State Higher Educational Facilities Auth Rev VRDN:
5,800,000	(Adrian College) 2.24% due 03/01/2031 (a)	5,800,000
13,800,000	(Ave Maria School Project) 2.25% due 08/01/2026 (a)	13,800,000
14,935,000	Michigan State Hospital Finance Auth Rev (Crittenton Hospital — Series A) DDN 2.17% due 03/01/2030 (a)	14,935,000
1,675,000	Michigan State Hospital Finance Auth Rev (ROCS RR II R 588) VRDN 2.28% due 11/15/2046 (a)(b)	1,675,000
10,280,000	Michigan State Housing Development Auth M/F Rev (Limited Obligation Housing — Jackson Project) DDN 2.10% due 06/01/2037 (a)	10,280,000
18,000,000	Michigan State Housing Development Auth S/F Mortgage Rev (Series D) FXRDN 3.05% due 09/03/2008	18,000,000
25,000,000	Michigan State Housing Development Auth S/F Mortgage Rev (Series E) VRDN 2.20% due 12/01/2038 (a)	25,000,000
	Michigan State Strategic Fund Limited Obligation Rev (Detroit Symphony Project) DDN:
25,655,000	(Series A) 2.00% due 06/01/2031 (a)	25,655,000
10,550,000	(Series B) 1.90% due 06/01/2031 (a)	10,550,000
	Michigan State Strategic Fund Limited Obligation Rev VRDN:
8,500,000	(Dow Chemical Project — Series B-1) 2.80% due 06/01/2014 (a)	8,500,000
5,000,000	(Sur-Flo Plastics Inc. Project) 2.35% due 08/01/2025 (a)	5,000,000
4,230,000	(Weller Trunk Parts Project) 2.35% due 10/01/2029 (a)	4,230,000

Michigan — (concluded)
$13,170,000	Michigan State Trunk Line (Merlots — Series B-02) VRDN 2.22% due 11/01/2021 (a)(b)	$13,170,000
	Michigan State VRDN:
11,435,000	(Merlots — Series C-87) 3.70% due 09/15/2020 (a)(b)	11,435,000
8,700,000	(Merlots — Series D-90) 2.22% due 09/15/2015 (a)(b)	8,700,000
10,700,000	(Putters — Series 2096) 3.75% due 03/15/2015 (a)(b)	10,700,000
35,000,000	Michigan State (Series A) BAN 4.00% due 09/30/2008	35,241,618
10,500,000	Municipal Securities Trust Certificates Class A (Detroit Michigan Sewer Disposal Rev — Series 2001-166) VRDN 4.75% due 12/15/2021 (a)(b)	10,500,000
2,635,000	Southfield, Michigan Library Bldg Auth (ROCS RR II R 7521) VRDN 2.53% due 05/01/2023 (a)(b)	2,635,000
6,565,000	Wayne County, Michigan Airport Auth Rev (Eagle 720053029 CL-A) VRDN 3.02% due 12/01/2034 (a)(b)	6,565,000

Minnesota — 1.9%
6,615,000	Alexandria, Minnesota Independent School District (Putters — Series 2424) VRDN 2.25% due 08/01/2015 (a)(b)	6,615,000
	Dakota County, Minnesota Community Development Agency M/F Housing Rev DDN:
10,000,000	(Brentwood Hills Apartments Project — Series A) 2.10% due 09/01/2038 (a)	10,000,000
21,755,000	(Regatta Commons Project — Series A) 2.10% due 01/01/2038 (a)	21,755,000
2,800,000	Hennepin County, Minnesota Housing & Redevelopment Auth M/F Rev (Stone Arch Apartments Project) VRDN 2.29% due 04/15/2035 (a)	2,800,000
3,702,500	Hennepin County, Minnesota Sales Tax Rev (Floaters — Series 1810) VRDN 2.25% due 12/15/2037 (a)(b)	3,702,500
2,417,000	Minneapolis, Minnesota Rev (Minnehaha Academy Project) DDN 2.10% due 05/01/2026 (a)	2,417,000
5,955,000	Minneapolis & Saint Paul, Minnesota Housing Finance Board S/F Mortgage Rev (ROCS RR II R 11210) VRDN 2.36% due 11/01/2038 (a)(b)	5,955,000
	Minnesota Rural Water Finance Auth BAN
18,000,000	4.50% due 07/01/2008	18,054,006
6,500,000	(Series B) 4.00% due 07/01/2008	6,517,042
10,000,000	Minnesota School District (Borrowing Program Certificates) TAN 4.50% due 08/28/2008	10,047,339
	Minnesota State Housing Finance Agency (Residential Housing Finance) BAN
7,200,000	(Series N) 3.30% due 12/18/2008	7,200,000
11,800,000	(Series O) 3.35% due 12/18/2008	11,800,000
	Minnesota State VRDN:
14,220,000	(Floaters — Series 1462) 2.25% due 06/01/2018 (a)(b)	14,220,000
6,120,000	(Putters — Series 1421) 2.25% due 06/01/2014 (a)(b)	6,120,000
2,140,000	(ROCS RR II R 4065) 2.28% due 08/01/2023 (a)(b)	2,140,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Minnesota — (concluded)
	Rochester, Minnesota Health Care Facilities (Mayo Foundation) CP:
$20,000,000	(Series 00-A) 2.95% due 02/08/2008	$20,000,000
19,000,000	(Series 00-B) 2.95% due 02/08/2008	19,000,000
34,000,000	(Series 00-C) 3.05% due 03/13/2008	34,000,000
31,400,000	(Series 01-A) 2.95% due 02/08/2008	31,400,000
23,150,000	(Series 01-B) 3.05% due 03/13/2008	23,150,000
5,000,000	(Series 01-D) 3.05% due 03/13/2008	5,000,000
6,100,000	(Series 92-B) 2.95% due 02/08/2008	6,100,000
31,300,000	(Series C) 2.95% due 02/08/2008	31,300,000
10,000,000	(Series C) 2.85% due 02/14/2008	10,000,000
4,785,000	St. Paul, Minnesota Housing & Redevelopment Auth Hospital Rev (ROCS RR II R 569 CE) VRDN 2.28% due 11/15/2030 (a)(b)	4,785,000
2,400,000	St. Paul, Minnesota Port Auth Distribution Cooling Rev (Series 2002-2-R) DDN 2.10% due 03/01/2022 (a)	2,400,000
31,295,000	St. Paul, Minnesota Port Auth Rev (Amherst H. Wilder Foundation — Series 06-3) VRDN 2.00% due 04/01/2036 (a)	31,295,000

Mississippi — 1.7%
25,270,000	Clipper Tax-Exempt Certificate Trust (Mississippi State — Series 2008-6) VRDN 2.28% due 01/01/2016 (a)(b)	25,270,000
6,250,000	Eclipse Funding Trust 2006-0153 (Solar Eclipse — Mississippi Development Bank) VRDN 3.60% due 03/01/2036 (a)(b)	6,250,000
50,500,000	Mississippi Business Finance Corp. Gulf Opportunity Zone IDR (Chevron USA Inc. Project — Series A) VRDN 2.15% due 12/01/2030 (a)	50,500,000
55,120,000	Mississippi Business Finance Corp. Gulf Opportunity Zone IDR (Floaters — Series 99-G) VRDN 2.25% due 12/01/2028 (a)(b)	55,120,000
7,000,000	Mississippi Business Finance Corp. Rev (Gulfport Promenade Project) VRDN 2.25% due 12/01/2032 (a)	7,000,000
8,520,000	Mississippi Business Finance Corp. Solid Waste Disposal Rev (Mississippi Power Co. Project) DDN 2.07% due 05/01/2028 (a)	8,520,000
19,095,000	Mississippi Development Bank Special Obligation (Merlots — Series 16-A) VRDN 3.70% due 07/01/2031 (a)(b)	19,095,000
51,066,000	Mississippi Development Bank Special Obligation (National Gas Project) VRDN 2.20% due 07/01/2015 (a)	51,066,000
57,791,500	Mississippi Home Corp. S/F Rev (Floaters — Series 1212) VRDN 2.32% due 12/01/2008 (a)(b)	57,791,500
29,210,000	Mississippi Hospital Equipment & Facilities Auth Rev (North Mississippi Health Service — Series 1) CP 2.40% due 02/12/2008	29,210,000

Missouri — 2.0%
9,380,000	Branson, Missouri School District (Putters — Series 1427) VRDN 2.25% due 03/01/2013 (a)(b)	9,380,000
3,100,000	Jackson County, Missouri IDA Health Facilities Rev (Kansas City Hospice) VRDN 2.40% due 01/01/2030 (a)	3,100,000

Missouri — (continued)
	Jackson County, Missouri Special Obligation VRDN:
$21,395,000	(ROCS RR II R 7060) 2.53% due 12/01/2026 (a)(b)	$21,395,000
3,475,000	(ROCS RR II R 9014) 2.53% due 12/01/2029 (a)(b)	3,475,000
9,600,000	Kansas City, Missouri IDA Rev (Ewing Marion Kauffman — Series A) DDN 2.00% due 04/01/2027 (a)	9,600,000
84,100,000	Missouri Higher Education Loan Auth (Student Loan Rev Senior — Series A) VRDN 3.45% due 02/15/2041 (a)	84,100,000
8,625,000	Missouri Municipal Electric Utility (Community Power Project Rev — Putters — Series 2160) VRDN 3.55% due 01/01/2015 (a)(b)	8,625,000
5,292,500	Missouri State Board Public Bldg Special Obligations (Floaters — Series 1433) VRDN 2.25% due 10/15/2027 (a)(b)	5,292,500
12,900,000	Missouri State Development Finance Board Lease Rev (Missouri Associate Municipal Utilities Lease) DDN 2.00% due 06/01/2033 (a)	12,900,000
	Missouri State Health & Educational Facilities Auth DDN:
3,500,000	(Bethesda Health Group) 2.05% due 08/01/2034 (a)	3,500,000
25,125,000	(Bethesda Health Group — Series A) 2.00% due 08/01/2031 (a)	25,125,000
6,500,000	(Bethesda Health Group — Series A) 2.05% due 08/01/2031 (a)	6,500,000
25,900,000	(Christian Brothers — Series A) 2.05% due 10/01/2032 (a)	25,900,000
5,400,000	(De Smet Jesuit High School) 2.05% due 11/01/2027 (a)	5,400,000
6,310,000	(Drury College) 2.05% due 08/15/2024 (a)	6,310,000
5,000,000	(Rockhurst High School) 2.25% due 09/01/2030 (a)	5,000,000
6,575,000	(Rockhurst University) 2.00% due 11/01/2032 (a)	6,575,000
2,645,000	(St. Louis University) 2.03% due 07/01/2032 (a)	2,645,000
9,150,000	(St. Louis University — Series A) 1.86% due 10/01/2016 (a)	9,150,000
31,055,000	(St. Louis University — Series B) 2.03% due 10/01/2024 (a)	31,055,000
8,470,000	Missouri State Health & Educational Facilities Auth Rev (Eagle 20060166 CL-A) VRDN 2.29% due 01/15/2037 (a)(b)	8,470,000
14,840,000	Missouri State Health & Educational Facilities Auth Rev (Municipal Trust Receipts — Series 157) VRDN 2.26% due 03/01/2030 (a)	14,840,000
	Missouri State Highways & Transportation Community State Road Rev VRDN:
6,940,000	(Putters — Series 1433) 2.25% due 05/01/2014 (a)(b)	6,940,000
22,315,000	(Putters — Series 1793) 2.25% due 02/01/2010 (a)(b)	22,315,000
8,000,000	Palmyra, Missouri IDA Solid Waste Disposal Rev (BASF Corp. Project) VRDN 2.36% due 12/01/2022 (a)	8,000,000
3,610,000	RBC Municipal Product Inc. Trust (Missouri Housing Development — Floaters — Series S-3) VRDN 2.33% due 09/01/2014 (a)(b)	3,610,000
4,290,000	Saint Louis County, Missouri IDA Rev (Private Activity Packaging) VRDN 2.29% due 07/01/2019 (a)	4,290,000
13,875,000	Saint Louis, Missouri Airport Rev (Merlots — Series A-18) VRDN 3.70% due 07/01/2015 (a)(b)	13,875,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Missouri — (concluded)
$8,000,000	Saint Louis, Missouri General Funding TRAN 4.50% due 06/30/2008	$8,023,703
4,050,000	Saint Louis, Missouri IDA M/F Housing Rev (Metro Lofts Apartments — Series C) VRDN 2.25% due 09/15/2036 (a)	4,050,000

Montana — 0.5%
14,000,000	Anaconda-Deer Lodge County, Montana EFR (Anaconda Smelter) DDN 1.87% due 10/01/2037 (a)	14,000,000
10,260,000	Helena, Montana Higher Educational Rev (Carroll College Campus Housing) DDN 2.05% due 10/01/2032 (a)	10,260,000
18,375,000	Montana State Board Investment Municipal Finance FXRDN 3.85% due 03/01/2008	18,375,000
44,500,000	Montana State Higher Education Student Assistance Corp. (Student Loan Rev — Series A) VRDN 2.21% due 12/01/2042 (a)	44,500,000

Nebraska — 0.5%
21,598,000	American Public Energy Agency Nebraska Gas Supply Rev (National Public Gas Agency Project — Series A) VRDN 2.20% due 02/01/2014 (a)	21,598,000
8,560,000	Central Plains Energy Project Nebraska (Floater — Series 91) VRDN 2.31% due 12/01/2021 (a)(b)	8,560,000
23,520,000	Eclipse Funding Trust 2007-0043 (Solar Eclipse — Lincoln, Nebraska Electric System Rev) VRDN 3.65% due 09/01/2034 (a)(b)	23,520,000
9,495,000	Municipal Securities Trust Certificates (Omaha, Nebraska - Series 2000-108) VRDN 2.15% due 12/05/2024 (a)(b)	9,495,000
8,070,000	Nebraska Educational & Finance Auth Rev (Creighton University Project B) DDN 2.05% due 12/15/2012 (a)	8,070,000
	Nebraska Public Power Rev VRDN:
3,335,000	(Eagle 20041016 CL-A) 2.29% due 01/01/2035 (a)(b)	3,335,000
3,455,000	(ROCS RR II R 12132) 2.34% due 01/01/2035 (a)(b)	3,455,000
10,535,000	Omaha, Nebraska (Merlots — Series C-88) VRDN 3.70% due 12/01/2030 (a)(b)	10,535,000

Nevada — 1.0%
5,900,000	Clark County, Nevada (ROCS RR II R 1035) VRDN 2.53% due 06/01/2021 (a)(b)	5,900,000
	Clark County, Nevada School District VRDN:
5,825,000	(Merlots — Series B-02) 2.22% due 06/15/2019 (a)(b)	5,825,000
13,035,000	(Merlots — Series D-09) 2.61% due 11/01/2027 (a)(b)	13,035,000
17,335,000	(Putters — Series 1157) 2.25% due 06/15/2013 (a)(b)	17,335,000
9,855,000	(Putters — Series 1159) 2.25% due 06/15/2013 (a)(b)	9,855,000
4,335,000	(Putters — Series 2444) 2.25% due 12/15/2015 (a)(b)	4,335,000
14,040,000	(ROCS RR II R 7018) 2.28% due 06/15/2020 (a)(b)	14,040,000
3,780,000	(ROCS RR II R 11297) 2.28% due 06/15/2027 (a)(b)	3,780,000
13,100,000	Director State Nevada Department of Business & Industry (Energy Partners LLC Project) VRDN 2.55% due 10/01/2035 (a)	13,100,000
7,150,000	Director State Nevada Department of Business & Industry Solid Waste Disposal Rev (Republic Service Inc. Project) VRDN 2.80% due 12/01/2034 (a)	7,150,000
8,260,000	Las Vegas, Nevada Convention & Visitors Auth Rev (Putters — Series 802) VRDN 2.60% due 01/01/2013 (a)(b)	8,260,000

Nevada — (concluded)
$9,945,000	Las Vegas Valley, Nevada Water Distribution (Merlots — Series B-10) VRDN 2.51% due 06/01/2024 (a)(b)	$9,945,000
12,555,000	Lehman Municipal Trust Receipts Various States (Clark County, Nevada) VRDN 2.16% due 06/15/2023 (a)(b)	12,555,000
9,970,000	Nevada System Higher Education University Rev (Putters — Series 1245) VRDN 2.60% due 01/01/2014 (a)(b)	9,970,000
5,135,000	North Las Vegas, Nevada (ROCS RR II R 4081) VRDN 3.78% due 05/01/2025 (a)(b)	5,135,000
6,665,000	Reno, Nevada Health Facilities Rev (ROCS RR II R 893) VRDN 2.28% due 07/01/2031 (a)(b)	6,665,000
	Truckee Meadows, Nevada Water Auth Rev Municipal Securities Trust Rcpts VRDN:
22,655,000	(Series — 137) 2.15% due 07/01/2030 (a)(b)	22,655,000
16,440,000	(ROCS RR II R 1084) 2.28% due 07/01/2024 (a)(b)	16,440,000
5,215,000	University of Nevada Rev (Putters — Series 929) VRDN 2.25% due 01/01/2013 (a)(b)	5,215,000

New Hampshire — 0.7%
3,300,000	Lehman Municipal Trust Receipts Various States (New Hampshire Housing Finance Auth) VRDN 2.23% due 07/01/2039 (a)(b)	3,300,000
8,450,000	New Hampshire Health & Educational Auth Rev (Healthcare — Series B) VRDN 2.18% due 01/01/2032 (a)	8,450,000
6,900,000	New Hampshire Health & Educational Auth Rev (New Hampshire Institute of Art) VRDN 2.18% due 10/01/2035 (a)	6,900,000
11,155,000	New Hampshire State Housing Finance Auth S/F Mortgage Rev (Floaters — Series 2029) VRDN 2.32% due 07/01/2039 (a)(b)	11,155,000
3,120,000	New Hampshire State Business Finance Auth Industrial Facilities Rev (Wiggins Airways Inc.) VRDN 2.27% due 12/01/2033 (a)	3,120,000
	New Hampshire State Business Finance Auth PCR (New England Power — Series 90-A) CP:
20,000,000	2.83% due 04/02/2008	20,000,000
61,850,000	2.86% due 04/03/2008	61,850,000
8,000,000	New Hampshire State Business Finance Auth Rev (Monadnock Community Hospital) DDN 1.93% due 10/01/2030 (a)	8,000,000

New Jersey — 0.2%
20,000,000	New Jersey State (Series — A) TRAN 4.50% due 06/24/2008	20,069,019
20,505,000	New Jersey State Transportation Trust Fund Auth (Putters — Series 2199) VRDN 3.15% due 06/15/2015 (a)(b)	20,505,000

New Mexico — 1.2%
5,160,000	Bernalillo County, New Mexico Gross Rcpts Tax Rev (Macon Trust) VRDN 2.55% due 04/01/2027 (a)(b)	5,160,000
10,420,000	Eclipse Funding Trust Various States 2006-0034 (Solar Eclipse — New Mexico) VRDN 4.00% due 12/15/2013 (a)(b)	10,420,000
31,946,071	New Mexico Mortgage Finance Auth (Floaters — Series 56) VRDN 2.29% due 03/01/2042 (a)(b)	31,946,071

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

New Mexico — (concluded)
$160,000,000	New Mexico State TRAN 3.75% due 06/30/2008	$160,458,507
15,000,000	RBC Municipal Product Inc. (Floaters — Series I-36 — New Mexico Education) VRDN 2.33% due 04/01/2037 (a)(b)	15,000,000

New York — 0.9%
25,000,000	Albany, New York City School District (Series A) BAN 4.25% due 06/27/2008	25,051,249
	New York City Municipal Water Finance Auth (Water & Sewer System Rev) VRDN:
10,000,000	(ROCS RR II R 12085) 2.32% due 06/15/2035 (a)(b)	10,000,000
31,430,000	(ROCS RR II R 12091) 2.32% due 06/15/2036 (a)(b)	31,430,000
21,495,000	(ROCS RR II R 12205) 2.33% due 06/15/2036 (a)(b)	21,495,000
10,095,000	New York City Transitional Finance Auth Rev (Merlots — Series B) VRDN 2.22% due 05/01/2025 (a)(b)	10,095,000
20,000,000	New York State Dorm Auth (Eagle 20070002 CL-A) VRDN 2.26% due 03/15/2036 (a)(b)	20,000,000
3,000,000	Port Auth New York (Putters — Series 2092) VRDN 2.25% due 08/15/2015 (a)(b)	3,000,000
16,005,000	Poughkeepsie, New York IDA (Senior Living Facilities Rev — Woodside Project) VRDN 2.24% due 04/01/2040 (a)	16,005,000
33,905,000	Sales Tax Asset Receivable Corp. New York (ROCS RR II R 12095) VRDN 2.57% due 10/15/2026 (a)(b)	33,905,000

North Carolina — 0.3%
3,300,000	Halifax County, North Carolina Industrial Facilities & PCR (Westmoreland) DDN 1.98% due 12/01/2019 (a)	3,300,000
	North Carolina Capital Facilities Finance Agency Rev VRDN:
16,000,000	(Eagle 20070016 CL-A) 2.27% due 10/01/2044 (a)(b)	16,000,000
6,998,000	(Floaters — Series 1895) 2.25% due 10/01/2044 (a)(b)	6,998,000
16,500,000	North Carolina Eastern Municipal Power Agency & System Rev VRDN 3.40% due 01/01/2024 (a)	16,500,000
4,875,000	North Carolina Eastern Municipal Power Agency & System Rev (Merlots — Series A-22) VRDN 2.22% due 01/01/2024 (a)(b)	4,875,000
3,090,000	University of North Carolina Chapel Hill Rev (ROCS RR II R 11292) VRDN 2.28% due 12/01/2036 (a)(b)	3,090,000

Ohio — 2.9%
8,000,000	ABN-AMRO Muni Tops — Cincinnati Ohio School District (Series 2003-34) VRDN 2.24% due 12/01/2011 (a)(b)	8,000,000
5,035,000	ABN-AMRO Muni Tops — University of Cincinnati Ohio General Rcpts (Series 2004-04) VRDN 3.10% due 06/01/2012 (a)(b)	5,035,000
3,000,000	American Municipal Power Ohio BAN 3.78% due 08/14/2008	3,000,000
22,500,000	American Municipal Power Ohio CP 2.15% due 03/04/2008	22,500,000
2,000,000	Avon, Ohio BAN 3.95% due 05/29/2008	2,001,487
1,900,000	Barberton, Ohio BAN 4.00% due 04/09/2008	1,901,087
1,525,000	Brecksville, Ohio BAN 4.00% due 07/03/2008	1,526,410

Ohio — (continued)
$16,400,000	Buckeye, Ohio Settlement Financing Auth (Floaters — Series 2125) VRDN 2.30% due 06/01/2047 (a)(b)	$16,400,000
5,000,000	Cleveland-Cuyahoga County, Ohio Port Auth Cultural Facilities Rev (Playhouse Square Foundation Project) VRDN 2.21% due 11/15/2034 (a)	5,000,000
2,000,000	Cleveland Heights, Ohio BAN 4.00% due 08/07/2008	2,002,668
10,685,000	Cleveland, Ohio Airport System Rev (Municipal Securities Trust Rcpts — Series 126) VRDN 2.15% due 01/01/2031 (a)(b)	10,685,000
	Clinton County, Ohio Hospital Rev VRDN:
8,200,000	(McCullough-Hyde Project — Series B-1) 2.20% due 11/01/2020 (a)	8,200,000
4,100,000	(Memorial Hospital Project — Series A-1) 2.23% due 08/01/2022 (a)	4,100,000
7,315,000	(Series D-1) 2.20% due 12/01/2015 (a)	7,315,000
5,165,000	Columbus, Ohio City School District (ROCS RR II R 2128) VRDN 2.28% due 12/01/2021 (a)(b)	5,165,000
995,000	Cuyahoga County, Ohio Civic Facilities Rev (Center For Families & Children) VRDN 2.24% due 06/01/2024 (a)	995,000
8,850,000	Cuyahoga County, Ohio Health Care Facilities Rev (Jennings Center Older Adults) VRDN 2.25% due 11/01/2023 (a)	8,850,000
	Cuyahoga County, Ohio Hospital Rev VRDN:
20,820,000	(Metrohealth System Project) 2.26% due 03/01/2033 (a)	20,820,000
4,560,000	(Sisters Charity Health Systems) 2.26% due 11/01/2030 (a)	4,560,000
1,880,000	Cuyahoga County, Ohio M/F Rev (State Vitus Village Apartments Project) VRDN 2.24% due 06/01/2022 (a)	1,880,000
7,700,000	Cuyahoga Falls, Ohio BAN 3.75% due 12/11/2008	7,726,828
2,175,000	Darke County, Ohio BAN 4.25% due 06/26/2008	2,179,176
29,000,000	Dayton-Montgomery County Port Auth Ohio (Special Airport Facilities Rev Project — Series B) VRDN 2.32% due 02/01/2037 (a)	29,000,000
5,230,000	Deerfield Township, Ohio BAN 3.45% due 11/18/2008	5,230,000
1,300,000	Delaware, Ohio BAN 3.75% due 05/08/2008	1,301,193
4,575,000	Dover, Ohio Municipal Electric System BAN 4.25% due 06/05/2008	4,582,975
15,000,000	Eagle Tax-Exempt Trust (Cleveland Water — Series 983501) VRDN 3.77% due 01/01/2025 (a)(b)	15,000,000
15,175,000	Eclipse Funding Trust 2007-0007 (Solar Eclipse — Olentangy Local School District) VRDN 2.26% due 12/01/2032 (a)(b)	15,175,000
2,500,000	Fairfield, Ohio (Wastewater System) BAN 4.00% due 08/29/2008	2,504,416
12,500,000	Franklin County, Ohio Health Care Facilities Rev (Presbyterian — Series A) VRDN 2.22% due 07/01/2036 (a)	12,500,000
3,705,000	Franklin County, Ohio M/F Rev Community Housing Network VRDN 2.31% due 03/01/2027 (a)	3,705,000
2,000,000	Geauga County, Ohio BAN 4.00% due 08/27/2008	2,002,728
5,710,000	Geauga County, Ohio Rev (Sisters Of Notre Dame Project) VRDN 2.26% due 08/01/2016 (a)	5,710,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Ohio — (continued)
$1,975,000	Green, Ohio BAN 4.25% due 08/13/2008	$1,983,181
2,075,000	Greene County, Ohio BAN 4.25% due 08/12/2008	2,080,589
1,835,000	Hamilton County, Ohio EDR (The General Protestant) VRDN 2.31% due 12/01/2017 (a)	1,835,000
13,550,000	Hamilton County, Ohio Sales Tax (Floaters — Series 2363) VRDN 2.30% due 12/01/2032 (a)(b)	13,550,000
	Hamilton County, Ohio Student Housing Rev VRDN:
11,405,000	(Block 3 Project) 2.18% due 08/01/2036 (a)	11,405,000
20,305,000	(Stratford Heights Project) 2.18% due 08/01/2036 (a)	20,305,000
2,300,000	Hilliard, Ohio BAN 3.60% due 10/03/2008	2,300,000
7,080,000	Huron County, Ohio Hospital Facilities Rev (Norwalk Area Health System) VRDN 2.22% due 12/01/2027 (a)	7,080,000
6,841,000	Licking County, Ohio BAN 4.00% due 08/27/2008	6,863,382
2,560,000	Licking County, Ohio IDR (Renosol Corp. Project) VRDN 2.35% due 06/01/2030 (a)	2,560,000
1,000,000	Lyndhurst, Ohio BAN 3.90% due 02/27/2008	1,000,151
751,000	Marion County, Ohio BAN 4.00% due 10/22/2008	753,873
4,300,000	Marysville, Ohio BAN 4.13% due 06/05/2008	4,306,303
2,250,000	Mason, Ohio School District BAN 4.50% due 02/07/2008	2,250,314
3,000,000	Mayfield Heights, Ohio BAN 4.25% due 08/21/2008	3,009,098
1,395,000	Mentor, Ohio IDR (Risch Investments/Roll-Kraft Project) VRDN 2.50% due 08/01/2017 (a)	1,395,000
12,275,000	Middleburg Heights, Ohio Hospital Rev (Southwest General Health) VRDN 2.21% due 08/15/2022 (a)	12,275,000
22,250,000	Montgomery County, Ohio Rev (Catholic Health — Series B-1) VRDN 2.30% due 04/01/2037 (a)	22,250,000
	Montgomery County, Ohio Health Rev (Miami Valley Hospital — Series 98-B) CP:
46,200,000	3.50% due 02/05/2008	46,200,000
50,000,000	3.52% due 02/05/2008	50,000,000
450,000	North Royalton, Ohio BAN 5.00% due 02/28/2008	450,489
2,100,000	Oakwood, Ohio (Land Acquisition) BAN 3.60% due 03/13/2008	2,100,227
1,300,000	Ohio State Air Quality Development Auth Rev (Cincinnati Gas & Electric — Series B) VRDN 2.50% due 09/01/2030 (a)	1,300,000
7,320,000	Ohio State EDR (Goodwill Industrial Miami Valley Project) VRDN 2.26% due 06/01/2023 (a)	7,320,000
	Ohio State Higher Educational Facilities Rev VRDN:
6,300,000	(Antioch University) 2.16% due 02/01/2029 (a)	6,300,000
3,650,000	(Ashland University Project) 2.32% due 09/01/2024 (a)	3,650,000
5,000,000	Ohio State Housing Finance Agency (Residential Mortgage Rev — Series I) VRDN 2.21% due 09/01/2036 (a)	5,000,000
2,640,000	Ohio State (ROCS RR II R 6075) VRDN 2.28% due 05/01/2014 (a)(b)	2,640,000
3,300,000	Ohio State Solid Waste Rev (Republic Services Inc. Project) VRDN 2.50% due 11/01/2035 (a)	3,300,000
5,860,000	Port Auth Columbiana County, Ohio IDR (Gei of Columbiana Inc. Project) VRDN 2.37% due 06/01/2022 (a)	5,860,000

Ohio — (concluded)
$2,370,000	Princeton, Ohio City School District Municipal Securities Trust Rcpts (Series 50-A) VRDN 2.52% due 12/01/2030 (a)(b)	$2,370,000
5,540,000	Richland County, Ohio Rev (Mansfield Area YMCA Project) VRDN 2.31% due 11/01/2019 (a)	5,540,000
5,700,000	Rickenbacker, Ohio Port Auth (ROCS RR II R 591 CE) VRDN 2.28% due 01/01/2032 (a)(b)	5,700,000
8,360,000	Salem, Ohio Civic Facilities Rev (Salem Community Center Inc. Project) VRDN 2.31% due 06/01/2027 (a)	8,360,000
5,725,000	Seven Hills, Ohio BAN 4.10% due 08/21/2008	5,737,165
1,060,000	Trumbull County, Ohio BAN 4.00% due 03/27/2008	1,060,784
12,250,000	University of Cincinnati Ohio (Series A) BAN 3.25% due 01/14/2009	12,308,936
950,000	Upper Valley, Ohio Vocational School District BAN 4.00% due 11/25/2008	954,258
6,400,000	Wapakoneta, Ohio City School District BAN 3.50% due 06/26/2008	6,415,154
2,995,000	Willoughby, Ohio IDR (Kennedy Group Inc. Project) VRDN 2.37% due 09/01/2018 (a)	2,995,000
	Wood County, Ohio IDR VRDN:
1,240,000	(GHT Property Management LLC Project) 2.31% due 08/01/2019 (a)	1,240,000
810,000	(TL INDS & AMPP Inc. Project) 2.42% due 05/01/2011 (a)	810,000

Oklahoma — 0.5%
10,635,000	Canadian County, Oklahoma Home Finance Auth S/F Mortgage Rev (ROCS RR II R 10235) VRDN 2.36% due 09/01/2041 (a)(b)	10,635,000
19,760,000	Morgan Keegan Municipal Products Inc. (Oklahoma Home Finance Auth S/F — Series E) VRDN 2.34% due 02/01/2010 (a)(b)	19,760,000
2,570,000	Oklahoma City, Oklahoma (Putters — Series 743) VRDN 2.50% due 03/01/2013 (a)(b)	2,570,000
5,480,000	Oklahoma County, Oklahoma Home Finance Auth S/F Mortgage Rev (Floaters — Series 2052) VRDN 2.32% due 10/01/2038 (a)(b)	5,480,000
10,000,000	Oklahoma Development Finance Auth Rev (Conoco Project) VRDN 2.10% due 06/01/2037 (a)	10,000,000
9,200,000	Oklahoma Development Finance Auth Rev (Conocophillips Co. Project) VRDN 2.10% due 12/01/2038 (a)	9,200,000
18,260,000	Oklahoma Housing Finance Agency S/F Mortgage Rev (Floaters — Series 2347) VRDN 2.32% due 09/01/2038 (a)(b)	18,260,000
18,245,000	Tulsa County, Oklahoma Home Finance Auth S/F Mortgage Rev (Floaters — Series 2048) VRDN 2.32% due 12/01/2038 (a)(b)	18,245,000

Oregon — 1.0%
10,000,000	ABN-AMRO Muni Tops — Portland Oregon (Series 2001-04) VRDN 2.55% due 06/01/2009 (a)(b)	10,000,000
9,580,000	Clackamas County, Oregon Hospital Facilities Auth Rev (Senior Living Facilities — Mary’s Woods) VRDN 2.15% due 11/01/2029 (a)	9,580,000
40,000,000	Klamath Falls, Oregon Electric Rev (Klamath Cogen) BAN 6.00% due 01/01/2025 (a)	41,949,906

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Oregon — (concluded)
$2,000,000	Multnomah County, Oregon Higher Educational Rev (Concordia University Portland Project) DDN 2.05% due 12/01/2029 (a)	$2,000,000
7,820,000	Multnomah County, Oregon Hospital Facilities Auth Rev (Holladay Park Plaza Project) DDN 1.93% due 11/15/2033 (a)	7,820,000
20,000,000	Oregon State Department of Transportation Highway User Tax Rev (Series B-1) VRDN 2.10% due 11/15/2027 (a)	20,000,000
	Oregon State EDR (Newsprint Co. Project — Series 202) DDN:
21,900,000	(Series 202) 1.85% due 08/01/2025 (a)	21,900,000
18,600,000	(Series 202) 1.85% due 04/01/2026 (a)	18,600,000
6,585,000	(Series 216) 2.24% due 02/01/2037 (a)	6,585,000
7,000,000	Oregon State Facilities Auth Rev (Childpeace Montessori — Series A) VRDN 2.18% due 10/01/2037 (a)	7,000,000
7,000,000	Oregon State Facilities Auth Rev (Oregon Episcopal School Projects — Series A) VRDN 2.18% due 10/01/2034 (a)	7,000,000
5,125,000	Oregon State Health Housing Educational & Cultural Facilities Auth (Assumption Village Project — Series A) VRDN 2.19% due 03/01/2033 (a)	5,125,000
	Portland, Oregon Sewer System Rev VRDN:
1,710,000	(Putters — Series 614) 2.25% due 10/01/2012 (a)(b)	1,710,000
10,565,000	(Putters — Series 1343) 2.50% due 12/15/2013 (a)(b)	10,565,000
8,395,000	Tri-City, Oregon Rev (Putters — Series 787) VRDN 2.25% due 03/01/2013 (a)(b)	8,395,000
	Yamhill County, Oregon Hospital Auth Rev (Friendsview Community) DDN:
7,000,000	2.00% due 12/01/2031 (a)	7,000,000
10,000,000	2.00% due 12/01/2034 (a)	10,000,000

Pennsylvania — 1.1%
17,260,000	ABN-AMRO Muni Tops — Radnor Pennsylvania School District VRDN 2.26% due 08/15/2013 (a)(b)	17,260,000
6,292,000	Allegheny County, Pennsylvania Hospital Development Auth Rev (University of Pittsburgh Medical Center — Series B-1) VRDN 2.34% due 12/01/2016 (a)	6,292,000
5,915,000	Butler County, Pennsylvania IDA Rev (Concordia Lutheran — Series A) VRDN 2.12% due 04/01/2030 (a)	5,915,000
7,385,000	Clipper Tax Exempt Certificate Trust 2007-29 — Pennsylvania VRDN 2.40% due 09/01/2016 (a)(b)	7,385,000
7,198,000	Erie County, Pennsylvania Auth Rev (Floaters — Series 820) VRDN 3.67% due 07/01/2022 (a)(b)	7,198,000
7,735,000	Floater Trust (Series 2006-KL-1) Delaware Valley Pennsylvania Regional Finance Auth VRDN 3.90% due 08/01/2028 (a)(b)	7,735,000
9,000,000	Lehman Municipal Trust Receipts Various States (Philadelphia, Pennsylvania — Floaters — Series F-2-W) VRDN 2.20% due 11/15/2023 (a)(b)	9,000,000
4,000,000	Montgomery County, Pennsylvania IDA PCR (Peco — Series B) VRDN 2.00% due 10/01/2034 (a)	4,000,000

Pennsylvania — (concluded)
$20,210,000	Municipal Securities Trust Certificates (Pennsylvania State Public School Bldg Auth — Series 7031) VRDN 4.00% due 06/01/2032 (a)(b)	$20,210,000
7,000,000	Pennsylvania EDF Auth Facilities Rev (Energy Supply LLC Project) DDN 3.20% due 12/01/2037 (a)	7,000,000
	Pennsylvania EDF Auth Facilities Rev VRDN:
13,000,000	(Evergreen Community Power Facility) 2.88% due 12/01/2037 (a)	13,000,000
13,000,000	(Merck & Co. Inc. West Point Project) 2.27% due 07/01/2031 (a)	13,000,000
8,100,000	(Wastewater Treatment Rev R&M Project — Series A) 3.01% due 10/01/2034 (a)	8,100,000
13,500,000	Pennsylvania EDF Auth (Solid Waste Disposal Rev — Series V) VRDN 2.32% due 11/01/2028 (a)(b)	13,500,000
	Pennsylvania State VRDN:
13,885,000	(Floaters — Series 2235) 2.25% due 08/01/2025 (a)(b)	13,885,000
10,030,000	(Putters — Series 1796) 2.25% due 11/01/2010 (a)(b)	10,030,000
10,565,000	Pennsylvania State Public School Bldg Auth Lease Rev (Putters — Series 1877) VRDN 2.25% due 12/01/2014 (a)(b)	10,565,000
8,580,000	Pennsylvania State Turnpike Community Rev (ROCS RR II R 10299) VRDN 2.53% due 12/01/2034 (a)(b)	8,580,000
10,703,000	Philadelphia, Pennsylvania School District (Floaters — Series 496) VRDN 2.27% due 04/01/2027 (a)(b)	10,703,000
19,750,000	Philadelphia, Pennsylvania School District TRAN 4.50% due 06/27/2008	19,809,854

Puerto Rico — 0.4%
65,500,000	Puerto Rico Commonwealth TRAN 4.25% due 07/30/2008	65,768,309

Rhode Island — 0.2%
5,000,000	East Providence, Rhode Island TAN 3.00% due 07/09/2008	5,003,214
1,730,000	Rhode Island State EDC Airport Rev (Putters — Series 971) VRDN 3.15% due 01/01/2013 (a)(b)	1,730,000
3,155,000	Rhode Island State EDC EDR (Immunex Rhode Island Corp. Sewer Project) VRDN 2.27% due 12/01/2023 (a)	3,155,000
	Rhode Island State IFC IDR VRDN:
4,325,000	(Eric Goetz Custom Sailboat) 2.30% due 12/01/2036 (a)	4,325,000
1,010,000	(Gardener Specialty — Series A) 2.32% due 05/01/2021 (a)	1,010,000
3,460,000	(Hall Real Estate LLC Project) 3.27% due 02/01/2021 (a)	3,460,000
2,240,000	Rhode Island State Housing & Mortgage Finance Corp. (Smith Bldg Development) VRDN 2.25% due 12/01/2028 (a)	2,240,000
7,770,000	Rhode Island State Providence Plantations Certificate Partnership (Putters — Series 978) VRDN 2.50% due 04/01/2013 (a)(b)	7,770,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

South Carolina — 1.3%
	Berkeley County, South Carolina IDR (Nucor Corp. Project) VRDN:
$9,400,000	2.17% due 04/01/2030 (a)	$9,400,000
15,000,000	(Series A) 2.17% due 03/01/2029 (a)	15,000,000
5,535,000	Columbia, South Carolina Certificate Partnership (Putters — Series 574) VRDN 3.73% due 02/01/2012 (a)(b)	5,535,000
4,100,000	Darlington County, South Carolina IDR (Nucor Corp. Project — Series A) VRDN 2.17% due 08/01/2029 (a)	4,100,000
5,000,000	Dorchester County, South Carolina School District BAN 4.50% due 03/15/2008	5,004,639
24,925,000	Eclipse Funding Trust 2006-0040 (Solar Eclipse — South Carolina State Public Service Auth Rev) VRDN 4.00% due 01/01/2014 (a)(b)	24,925,000
	Florence County, South Carolina Solid Waste Disposal & Wastewater Treatment Facilities Rev (Roche Carolina Inc. Project) DDN:
20,850,000	1.88% due 04/01/2026 (a)	20,850,000
11,700,000	1.88% due 04/01/2028 (a)	11,700,000
	Greenville County, South Carolina School District Rev VRDN:
9,615,000	(Floaters — Series 43) 3.20% due 12/01/2025 (a)(b)	9,615,000
7,440,000	(Floaters — Series 2056) 2.27% due 12/01/2020 (a)(b)	7,440,000
13,400,000	(ROCS RR II R 11309) 2.28% due 12/01/2025 (a)(b)	13,400,000
5,180,000	Greenville Hospital System, South Carolina (ROCS RR II R 2025) VRDN 2.53% due 05/01/2019 (a)(b)	5,180,000
13,500,000	Horry County, South Carolina School District (Series C) BAN 4.00% due 03/03/2008	13,506,529
10,200,000	Medical University South Carolina Hospital Auth (Hospital Facilities Rev Certificates — Series A-5) VRDN 2.55% due 08/15/2027 (a)(b)	10,200,000
	South Carolina Jobs EDA EDR VRDN:
3,675,000	(Corematerials Corp. Project) 2.31% due 04/01/2013 (a)	3,675,000
6,250,000	(Holcim US Inc. Project) 2.35% due 12/01/2033 (a)	6,250,000
2,800,000	(Printing Co. Project) 2.30% due 07/01/2012 (a)	2,800,000
12,435,000	South Carolina Jobs EDA Hospital Facilities Rev (Sisters of Charity Hospitals) VRDN 2.21% due 11/01/2032 (a)	12,435,000
4,090,000	South Carolina State (ROCS RR II R 692) VRDN 2.27% due 04/01/2026 (a)(b)	4,090,000
20,840,000	South Carolina State Port Auth Rev (Floaters — Series 2290) VRDN 2.30% due 07/01/2026 (a)(b)	20,840,000
4,500,000	South Carolina State Public Service Auth Rev (ROCS RR II R 6007) VRDN 2.53% due 01/01/2022 (a)(b)	4,500,000
19,465,000	South Carolina State Transportation Infrastructure Bank Rev Municipal Securities Trust Rcpts (SGA 116) DDN 4.25% due 10/01/2027 (a)(b)	19,465,000
5,420,000	York County, South Carolina School District BAN 4.00% due 03/03/2008	5,422,034

South Dakota — 0.3%
	South Dakota State Health & Educational Facilities Auth Rev DDN:
$18,800,000	(Rapid City Regional Hospital) 6.00% due 09/01/2027 (a)	$18,800,000
5,755,000	(University Sioux Falls) 2.05% due 10/01/2034 (a)	5,755,000
34,000,000	South Dakota State Housing Development Auth (Homeownership Mortgage - Series I) VRDN 2.21% due 05/01/2038 (a)	34,000,000

Tennessee — 4.0%
	Blount County, Tennessee Public Bldg Auth (Local Government Public Improvement) DDN:
10,000,000	(Series A-2-B) 6.00% due 06/01/2025 (a)(b)	10,000,000
10,000,000	(Series A-2-D) 6.00% due 06/01/2026 (a)(b)	10,000,000
8,000,000	(Series A-2-E) 6.00% due 06/01/2035 (a)(b)	8,000,000
600,000	(Series A-3-A) 6.00% due 06/01/2026 (a)(b)	600,000
9,000,000	Claiborne County, Tennessee IDB Rev (Lincoln Memorial University Project) VRDN 2.24% due 07/01/2036 (a)	9,000,000
7,000,000	Clarksville, Tennessee Public Bldg Auth Rev (Murfreesboro Loan) VRDN 2.12% due 07/01/2024 (a)	7,000,000
16,000,000	Franklin, Tennessee Public Bldg Auth (Series 101-A-1) VRDN 2.15% due 06/01/2019 (a)	16,000,000
	Knox County, Tennessee Health Educational & Housing Facilities Board Rev VRDN:
6,540,000	(Cookeville Regional Project — Series A-2) 2.23% due 10/01/2026 (a)	6,540,000
2,400,000	(Holston Long Term Care Project) 2.30% due 08/01/2015 (a)	2,400,000
	Metropolitan Government Nashville Davidson County, Tennessee Airport Auth Rev (Embraer Aircraft Services Project) VRDN:
1,000,000	2.93% due 04/01/2030 (a)	1,000,000
4,285,000	2.93% due 05/01/2030 (a)	4,285,000
1,965,000	Metropolitan Government Nashville Davidson County, Tennessee District Energy Systems Rev (ROCS RR II R 2072) VRDN 2.53% due 10/01/2022 (a)(b)	1,965,000
10,200,000	Metropolitan Government Nashville Davidson County, Tennessee Housing & Educational Facilities Board Rev (Putters — Series 1316) VRDN 3.70% due 12/01/2017 (a)(b)	10,200,000
	Metropolitan Government Nashville Davidson County, Tennessee IDB Educational Facilities Rev VRDN:
8,110,000	(David Lipscomb University Project) 2.12% due 02/01/2023 (a)	8,110,000
14,000,000	(Franklin Road Academy Project) 2.12% due 10/01/2030 (a)	14,000,000
4,035,000	Metropolitan Government Nashville Davidson County, Tennessee Sports Auth Rev (Putters — Series 543) VRDN 2.25% due 07/01/2012 (a)(b)	4,035,000
65,405,000	Morgan Keegan Municipals Products Inc. Various Trust Rcpts (Tennessee Housing Development Agency S/F Mortgage Rev) VRDN 2.34% due 08/12/2010 (a)	65,405,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Tennessee — (concluded)
	Municipal Energy Acquisition Corp. (Tennessee Gas Rev) VRDN:
$160,285,000	(Putters — Series 1578) 2.25% due 02/01/2013 (a)(b)	$160,285,000
29,340,000	(Putters — Series 1579) 2.25% due 06/01/2008 (a)(b)	29,340,000
	Sevier County, Tennessee Public Bldg Auth DDN:
14,940,000	(Series 6-A-1) 2.15% due 06/01/2029 (a)	14,940,000
37,300,000	(Series IV-1) 2.20% due 06/01/2023 (a)	37,300,000
9,800,000	(Series IV-2) 2.20% due 06/01/2020 (a)	9,800,000
12,035,000	(Series IV-A-2) 2.20% due 06/01/2025 (a)	12,035,000
8,595,000	(Series IV-A-3) 2.20% due 06/01/2020 (a)	8,595,000
20,350,000	(Series IV-B-1) 2.20% due 06/01/2020 (a)	20,350,000
9,665,000	(Series IV-B-2) 2.20% due 06/01/2019 (a)	9,665,000
7,200,000	(Series IV-B-3) 2.20% due 06/01/2013 (a)	7,200,000
7,900,000	(Series IV-B-4) 2.20% due 06/01/2025 (a)	7,900,000
10,000,000	(Series IV-B-5) 2.20% due 06/01/2022 (a)	10,000,000
7,365,000	(Series IV-B-6) 2.20% due 06/01/2020 (a)	7,365,000
4,075,000	(Series IV-B-10) 2.20% due 06/01/2023 (a)	4,075,000
9,100,000	(Series VI-D-3) 6.00% due 06/01/2033 (a)	9,100,000
26,800,000	(Series VI-K-1) 2.15% due 06/01/2034 (a)	26,800,000
17,700,000	Sevier County, Tennessee Public Bldg Auth Rev (Series IIIA) DDN 6.00% due 06/01/2028 (a)	17,700,000
21,800,000	Shelby County, Tennessee Health Educational & Housing Facilities Board Rev M/F Housing VRDN 2.21% due 07/01/2024 (a)	21,800,000
6,000,000	Shelby County, Tennessee Health Educational & Housing Facilities Board Rev (Trezevant Manor Project — Series B) VRDN 2.24% due 09/01/2017 (a)	6,000,000
	Tennergy Corp. Tennessee Gas Rev VRDN:
83,735,000	(Putters — Series 1258-Q) 2.25% due 11/01/2013 (a)(b)	83,735,000
13,665,000	(Putters — Series 1260-B) 2.25% due 05/01/2016 (a)(b)	13,665,000
	Tennessee Energy Acquisition Corp. Gas Rev VRDN:
27,600,000	(Floaters — Series 52) 2.31% due 09/01/2026 (a)(b)	27,600,000
17,880,000	(Floaters — Series 90) 2.31% due 02/01/2027 (a)(b)	17,880,000
16,000,000	Tennessee State School Board Auth (Series A) CP 3.42% due 02/12/2008	16,000,000

Texas — 21.0%
10,000,000	ABN-AMRO Muni Tops — Frisco, Texas Independent School District (Series 2006-56) VRDN 2.27% due 08/15/2014 (a)(b)	10,000,000
19,990,000	ABN-AMRO Muni Tops — Grand Prairie, Texas Independent School District (Series 2000-20) VRDN 2.25% due 02/15/2009 (a)(b)	19,990,000
7,525,000	ABN-AMRO Muni Tops — Houston, Texas (Series 2006-88) VRDN 2.27% due 03/01/2014 (a)(b)	7,525,000
9,510,000	ABN-AMRO Muni Tops — Keller, Texas Independent School District (Series 2001-26) VRDN 2.26% due 07/01/2009 (a)(b)	9,510,000
10,255,000	ABN-AMRO Muni Tops — Midland, Texas (Series 2007-13) VRDN 2.55% due 03/01/2015 (a)(b)	10,255,000
7,000,000	ABN-AMRO Muni Tops — Pearland, Texas Independent School District (Series 2007-01) VRDN 2.27% due 02/15/2027 (a)(b)	7,000,000
4,650,000	Alvin, Texas Independent School District (Putters — Series 1021) VRDN 2.25% due 02/15/2013 (a)(b)	4,650,000

Texas — (continued)
$11,350,000	Austin, Texas Electric Utility Systems Rev (ROCS RR II R 6080) VRDN 2.28% due 11/15/2026 (a)(b)	$11,350,000
3,035,000	Austin, Texas Water & Wastewater System Rev (Putters — Series 1319) VRDN 2.50% due 11/15/2013 (a)(b)	3,035,000
	Austin Trust Various States VRDN:
7,254,000	(Austin, Texas ISD 2007-167) 2.55% due 08/01/2031 (a)(b)	7,254,000
9,680,000	(Dallas, Texas 2007-189) 2.26% due 02/15/2021 (a)(b)	9,680,000
5,429,000	(Houston, Texas Utility 2007-164) 2.26% due 11/15/2033 (a)(b)	5,429,000
5,530,000	(Northwest Texas School District 2007-153) 3.76% due 02/15/2032 (a)(b)	5,530,000
11,730,000	(Sunnyvale, Texas School 2007-2016) 2.26% due 02/15/2032 (a)(b)	11,730,000
14,175,000	(Texas Municipal Gas 2007-185) 2.32% due 09/15/2017 (a)(b)	14,175,000
4,775,000	Bexar County, Texas (Putters — Series 537) VRDN 3.73% due 06/15/2011 (a)(b)	4,775,000
9,155,000	Bexar County, Texas Housing Finance Corp. M/F Housing Rev (ROCS RR II R 589) VRDN 2.28% due 06/01/2041 (a)(b)	9,155,000
11,000,000	Brazos River Auth Texas PCR (Series A) VRDN 2.38% due 10/01/2030 (a)	11,000,000
	Brazos River, Texas Harbor Navigator District Brazoria County EFR DDN:
6,600,000	(Dow Chemical — Series A-2) 1.19% due 05/15/2033 (a)	6,600,000
5,300,000	(Dow Chemical — Series A-2) 1.95% due 05/15/2033 (a)	5,300,000
12,200,000	(Merey Sweeny LP Project A) 1.87% due 04/01/2020 (a)	12,200,000
	Brazos River, Texas Harbor Navigator District Brazoria County Rev (BASF Corp. Project) VRDN:
15,000,000	2.07% due 04/01/2032 (a)	15,000,000
20,000,000	2.55% due 04/01/2037 (a)	20,000,000
7,000,000	Brazos River, Texas Harbor Navigator District Harbor Rev (BASF Corp. Project) DDN 2.07% due 04/01/2031 (a)	7,000,000
6,000,000	Brazos, Texas Harbor IDC EFR (ConocoPhillips Co. Project) VRDN 2.10% due 08/01/2008 (a)	6,000,000
6,590,000	Brownsville, Texas Independent School District (Putters — Series 1059) VRDN 2.25% due 08/15/2013 (a)(b)	6,590,000
25,000,000	Camp County, Texas IDC EFR (Pilgrims Pride Corp. Project) VRDN 2.08% due 07/01/2029 (a)	25,000,000
6,140,077	Central Texas Housing Finance Corp. S/F Mortgage Rev (Series A) VRDN 3.30% due 07/01/2008 (a)	6,140,077
10,360,000	Clipper Tax-Exempt Certificate Trust (Series 2007 — 46 Harris County Texas) VRDN 2.28% due 08/01/2019 (a)(b)	10,360,000
6,815,000	Corinth, Texas (Putters — Series 2061) VRDN 3.75% due 02/15/2015 (a)(b)	6,815,000
3,730,000	Corpus Christi, Texas Utility System Rev (ROCS RR II R 2149) VRDN 2.28% due 07/15/2024 (a)(b)	3,730,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Texas — (continued)
	Cypress-Fairbanks, Texas Independent School District VRDN:
$5,805,000	(Floaters — Series 86) 2.26% due 02/15/2030 (a)(b)	$5,805,000
11,995,000	(ROCS RR II R 7058) 2.28% due 02/15/2030 (a)(b)	11,995,000
14,850,000	(ROCS RR II R 12104) 2.32% due 02/15/2030 (a)(b)	14,850,000
	Dallas Fort Worth, Texas International Airport Rev VRDN:
8,400,000	(Eagle 20030020 CL-A) 2.41% due 11/01/2032 (a)(b)	8,400,000
10,500,000	(Putters — Series 2236) 3.55% due 05/01/2013 (a)(b)	10,500,000
15,000,000	Dallas, Texas Area Rapid Transit Auth CP 3.49% due 02/07/2008	15,000,000
	Dallas, Texas Independent School District VRDN:
8,885,000	(ROCS RR II R 6038) 2.28% due 08/15/2024 (a)(b)	8,885,000
3,460,000	(ROCS RR II R 6069) 2.28% due 08/15/2024 (a)(b)	3,460,000
22,290,000	Dallas, Texas Waterworks & Sewer System Rev (Eagle 20060109 CL-A) VRDN 2.34% due 10/01/2035 (a)(b)	22,290,000
8,930,000	Denton County, Texas Municipal Securities Trust Rcpts (Series 117) DDN 2.15% due 07/15/2026 (a)(b)	8,930,000
5,045,000	Denton County, Texas (Putters — Series 675) VRDN 2.50% due 07/15/2010 (a)(b)	5,045,000
4,067,500	Denton, Texas Independent School District (Floaters — Series 951) VRDN 2.27% due 08/15/2033 (a)(b)	4,067,500
	Deutsche Bank Spears/Lifers Trust Various States VRDN:
5,925,000	(Houston, Texas Water — Series 465) 2.26% due 12/01/2028 (a)(b)	5,925,000
19,085,000	(Fort Worth, Texas — Series 515) 2.26% due 02/15/2027 (a)(b)	19,085,000
13,350,000	Dickinson, Texas Independent School District Municipal Securities Trust Rcpts (Series SGA-94) DDN 2.15% due 02/15/2028 (a)(b)	13,350,000
	Eagle Mountain & Saginaw, Texas School District Municipal Securities Trust Rcpts (Series — SGA-141) VRDN:
6,000,000	2.15% due 08/01/2030 (a)(b)	6,000,000
6,000,000	2.15% due 08/15/2030 (a)(b)	6,000,000
23,665,000	Eagle Mountain & Saginaw, Texas School District (Putters — Series 1987) VRDN 2.25% due 02/15/2015 (a)(b)	23,665,000
14,500,000	Eclipse Funding Trust 2006-0020 (Solar Eclipse — Humble, Texas Independent School District) VRDN 2.26% due 02/15/2030 (a)(b)	14,500,000
10,485,000	Eclipse Funding Trust 2007-0040 (Solar Eclipse — Waco, Texas Health Facilities Development) VRDN 4.00% due 08/01/2031 (a)(b)	10,485,000
10,045,000	Eclipse Funding Trust 2007-0067 (Solar Eclipse — Grand Prairie Texas School District) VRDN 2.26% due 02/15/2037 (a)(b)	10,045,000
3,250,000	Fort Bend County, Texas IDC IDR (Aaton Rents Inc. Project) VRDN 2.30% due 01/01/2026 (a)	3,250,000
	Galena Park, Texas Independent School District VRDN:
6,705,000	(ROCS RR II R 2198) 2.28% due 08/15/2021 (a)(b)	6,705,000
6,700,000	(ROCS RR II R 7523) 2.28% due 08/15/2021 (a)(b)	6,700,000
11,065,000	(Series 154) 2.26% due 08/15/2026 (a)(b)	11,065,000
6,965,000	(Series 2007-121) 2.26% due 08/15/2024 (a)(b)	6,965,000

Texas — (continued)
$2,800,000	Gulf Coast Waste Disposal Auth Texas Environmental Facilities Rev (Air Products Project) VRDN 2.18% due 12/01/2039 (a)	$2,800,000
	Gulf Coast Waste Disposal Auth Texas Environmental Facilities Rev (North
	America Project) DDN:
24,980,000	1.87% due 12/01/2031 (a)	24,980,000
25,000,000	1.87% due 07/01/2034 (a)	25,000,000
37,400,000	1.87% due 07/01/2042 (a)	37,400,000
	Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev VRDN:
17,000,000	(Air Products Project) 2.18% due 06/01/2034 (a)	17,000,000
12,500,000	(Air Products Project) 2.18% due 03/01/2035 (a)	12,500,000
23,900,000	(Amoco Oil Co. Project) 1.87% due 08/01/2023 (a)	23,900,000
24,600,000	(Amoco Oil Co. Project) 1.87% due 07/01/2027 (a)	24,600,000
9,400,000	Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev (Waste Management Texas — Series A) VRDN 2.25% due 04/01/2019 (a)	9,400,000
	Harris County-Houston, Texas Sports Auth Special Rev (Series Z-3) VRDN:
1,245,000	4.81% due 09/28/2025 (a)(b)	1,245,000
14,495,000	4.81% due 11/15/2025 (a)(b)	14,495,000
70,000,000	Harris County, Texas Health Facilities Development Corp. (Methodist Hospital System — Series A) DDN 2.15% due 12/01/2032 (a)	70,000,000
	Harris County, Texas IDC Solid Waste Disposal Rev (Deer Park Refining Project) DDN:
50,000,000	1.95% due 06/01/2017 (a)	50,000,000
103,050,000	1.95% due 02/01/2023 (a)	103,050,000
	Harris County, Texas VRDN:
5,575,000	(Eagle 2002600002 CL-A) 2.34% due 08/15/2033 (a)(b)	5,575,000
4,000,000	(Eagle 20026012 CL-A) 2.29% due 08/15/2030 (a)(b)	4,000,000
16,255,000	(Eagle 20060154 CL-A) 2.34% due 10/01/2031 (a)(b)	16,255,000
9,570,000	(Floaters — Series 2068) 2.27% due 08/15/2030 (a)(b)	9,570,000
4,570,000	(Floaters — Series 2069) 2.27% due 08/15/2030 (a)(b)	4,570,000
14,000,000	(Putters — Series 1696) 2.25% due 10/01/2014 (a)(b)	14,000,000
17,500,000	Houston, Texas Airports System Rev (Floaters — Series 149) VRDN 2.26% due 07/01/2028 (a)(b)	17,500,000
5,392,000	Houston, Texas Higher Educational Finance Corp. Rev (Floater — Series 1915) VRDN 2.25% due 05/15/2047 (a)(b)	5,392,000
5,305,000	Houston, Texas Independent School District (Putters — Series 1060) VRDN 2.25% due 08/15/2014 (a)(b)	5,305,000
34,000,000	Houston, Texas Independent School District (Schoolhouse) FXRDN 3.75% due 06/15/2008	34,000,000
	Houston, Texas Utility System Rev VRDN:
13,365,000	(Eagle 20070132 CL-A) 2.33% due 11/15/2033 (a)(b)	13,365,000
7,700,000	(Floaters — Series 2343) 2.30% due 05/15/2028 (a)(b)	7,700,000
5,020,000	(Putters — Series 489) 2.50% due 03/01/2012 (a)(b)	5,020,000
16,365,000	(Putters — Series 1610) 2.25% due 03/01/2014 (a)(b)	16,365,000
4,950,000	(ROCS RR II R 10282) 2.28% due 11/15/2036 (a)(b)	4,950,000
7,400,000	Hutto, Texas Independent School District (Floaters — Series 07-1001) VRDN 2.26% due 02/01/2014 (a)(b)	7,400,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Texas — (continued)
$5,010,000	Irving, Texas Independent School District (Putters — Series 782) VRDN 2.25% due 02/15/2013 (a)(b)	$5,010,000
6,200,000	Jewett, Texas EDC IDR (Nucor Corp. Project) VRDN 2.17% due 08/01/2038 (a)	6,200,000
33,700,000	Keller, Texas Independent School District Municipal Securities Trust Rcpts (SGA 111) VRDN 2.15% due 08/15/2030 (a)(b)	33,700,000
7,120,000	Killeen, Texas Waterworks & Sewer Rev (Putters — Series 542) VRDN 2.50% due 08/15/2011 (a)(b)	7,120,000
10,570,000	Lake Travis, Texas Independent School District (Putters — Series 1882) VRDN 2.25% due 02/15/2014 (a)(b)	10,570,000
10,435,000	Lehman Municipal Trust Receipts Various States (Northwest Texas - Series 94) VRDN 2.14% due 02/15/2028 (a)(b)	10,435,000
	Lower Colorado River Auth Texas CP:
30,000,000	3.78% due 02/04/2008	30,000,000
10,000,000	3.78% due 02/06/2008	10,000,000
15,000,000	2.75% due 03/06/2008	15,000,000
22,000,000	2.85% due 03/06/2008	22,000,000
49,000,000	(Series A) 3.65% due 02/06/2008	49,000,000
25,000,000	(Series A) 3.78% due 02/06/2008	25,000,000
4,300,000	Macon Trust Various States (Series 2007-326 — Dallas, Texas Area Rapid Transit) VRDN 2.55% due 12/01/2032 (a)(b)	4,300,000
9,000,000	Manor, Texas Independent School District School Bldg VRDN 3.78% due 08/01/2036 (a)	9,000,000
1,980,000	Mansfield, Texas Independent School District (Putters — Series 704) VRDN 2.25% due 02/15/2013 (a)(b)	1,980,000
1,800,000	Mesquite, Texas Independent Development Corp. Rev (Morrison Products) VRDN 2.24% due 01/10/2010 (a)	1,800,000
20,000,000	Metropolitan Trust Auth (Harris County, Texas Sales Tax Rev) CP 1.95% due 04/30/2008	20,000,000
10,885,000	Midland, Texas (ROCS RR II R 810) VRDN 2.53% due 03/01/2037 (a)(b)	10,885,000
545,000	Montgomery County, Texas IDC IDR (Sawyer Research Products Inc.) VRDN 2.42% due 02/04/2015 (a)	545,000
	Montgomery County, Texas VRDN:
4,235,000	(ROCS RR II R 6092) 2.28% due 03/01/2026 (a)(b)	4,235,000
3,860,000	(ROCS RR II R 7037) 2.28% due 03/01/2027 (a)(b)	3,860,000
	Municipal Securities Trust Certificate Class A VRDN:
13,460,000	(Austin, Texas — Series 105) 4.25% due 06/08/2020 (a)(b)	13,460,000
47,835,000	(Rockwall, Texas School District — Series 2001-123) 2.15% due 02/24/2009 (a)(b)	47,835,000
9,725,000	(Pearland, Texas Independent School District — Series 2001-141) 2.15% due 03/08/2017 (a)(b)	9,725,000
	North East Independent School District Texas VRDN:
10,610,000	(Floaters — Series 2279) 2.27% due 08/01/2025 (a)(b)	10,610,000
1,295,000	(Putters — Series 390) 2.25% due 02/01/2012 (a)(b)	1,295,000
7,315,000	North Texas Municipal Water System Rev (ROCS RR II R 6074) VRDN 2.53% due 09/01/2026 (a)(b)	7,315,000

Texas — (continued)
	North Texas Turnway Auth Dallas (North Turnways System Rev) VRDN:
$9,900,000	(Eagle 20060028 CL-A) 2.28% due 01/01/2040 (a)(b)	$9,900,000
11,800,000	(Eagle 7200500025 CL-A) 2.34% due 01/01/2035 (a)(b)	11,800,000
822,770,000	North Texas Turnway Auth Rev BAN 4.13% due 11/19/2008	822,794,703
	Northside, Texas Independent School District VRDN:
2,425,000	(ROCS RR II R 6071) 2.28% due 02/15/2025 (a)(b)	2,425,000
4,000,000	(Series A) 3.75% due 08/01/2033 (a)	4,000,000
5,850,000	Pflugerville, Texas (Putters — Series 594) VRDN 3.93% due 08/01/2023 (a)(b)	5,850,000
	Port Arthur, Texas Naval District IDC Exempt Facilities Rev (Air Products & Chemicals Project) VRDN:
20,000,000	2.18% due 04/01/2035 (a)	20,000,000
22,500,000	2.18% due 04/01/2037 (a)	22,500,000
8,300,000	1.91% due 05/01/2040 (a)	8,300,000
53,000,000	1.91% due 02/01/2041 (a)	53,000,000
22,035,000	Port Arthur, Texas Naval District EFR (Motiva Enterprises Project) VRDN 2.42% due 12/01/2027 (a)	22,035,000
15,000,000	Port Arthur, Texas Naval District Rev (BASF Corp. Project — Series A) VRDN 2.36% due 05/01/2038 (a)	15,000,000
10,000,000	Port Arthur, Texas Naval District Rev (Atofina Project — Series B) VRDN 2.30% due 05/01/2038 (a)	10,000,000
10,250,000	Port Corpus Christi Auth Texas (Nueces County Solid Waste Disposal Rev - Flint Hills Resources — Series A) VRDN 2.50% due 07/01/2029 (a)	10,250,000
44,000,000	Port Corpus Christi Auth Texas IDC EFR (Citgo Petroleum Corp. Project) DDN 1.87% due 05/01/2037 (a)	44,000,000
4,510,000	Richardson, Texas (Putters — Series 872) VRDN 2.50% due 02/15/2013 (a)(b)	4,510,000
	San Antonio, Texas Electric & Gas Rev VRDN:
6,560,000	(Merlots — Series D-74) 2.41% due 07/01/2023 (a)(b)	6,560,000
6,965,000	(Putters — Series 1451) 2.25% due 02/01/2014 (a)(b)	6,965,000
28,125,000	(Putters — Series 1871) 2.25% due 02/01/2015 (a)(b)	28,125,000
5,800,000	(ROCS RR II R 6064) 2.28% due 02/01/2023 (a)(b)	5,800,000
10,000,000	San Antonio, Texas Gas & Electric (Series A) CP 3.10% due 04/01/2008	10,000,000
5,120,000	San Antonio, Texas Municipal Drain Utility System Rev (ROCS RR II R 553) VRDN 3.78% due 02/01/2026 (a)(b)	5,120,000
	San Antonio, Texas Water Rev VRDN:
7,500,000	(Eagle 20060005 CL-A) 2.54% due 05/15/2040 (a)(b)	7,500,000
34,550,000	(Eagle 720053010 CL-A) 2.54% due 05/15/2036 (a)(b)	34,550,000
22,500,000	(Floaters — Series 159) 2.26% due 05/15/2028 (a)(b)	22,500,000
	San Antonio, Texas Water Systems CP:
10,000,000	3.10% due 04/01/2008	10,000,000
10,000,000	(Series A) 2.65% due 06/05/2008	10,000,000
10,000,000	Schertz/Seguin Local Government Corp. Texas Contract Rev (Floaters — Series 151) VRDN 1.85% due 02/01/2030 (a)(b)	10,000,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Texas — (continued)
$9,910,000	Southeast, Texas Housing Finance Corp. S/F Mortgage Rev (Floaters — Series 1641) VRDN 2.32% due 02/01/2011 (a)(b)	$9,910,000
5,095,000	Spring Branch, Texas Independent School District (Putters — Series 1899) VRDN 2.25% due 02/01/2014 (a)(b)	5,095,000
55,000,000	Tarrant County, Texas Health Facilities Development Corp. Rev (Cumberland Rest Project) DDN 1.93% due 08/15/2036 (a)	55,000,000
4,600,000	Texas A&M University System Board (ROCS RR II R 11085) VRDN 2.28% due 07/01/2036 (a)(b)	4,600,000
10,000,000	Texas State Department of Housing & Community Affairs S/F Rev (ROCS RR II R 11215) VRDN 2.35% due 09/01/2039 (a)(b)	10,000,000
	Texas State Municipal Gas Acquisition & Supply Corp. VRDN:
31,665,000	(Floaters — Series 85) 2.32% due 09/15/2027 (a)(b)	31,665,000
19,995,000	(Putters — Series 1989) 2.25% due 03/15/2023 (a)(b)	19,995,000
24,990,000	(Putters — Series 1990) 2.25% due 03/15/2023 (a)(b)	24,990,000
63,650,000	(Putters — Series 1993-B) 2.25% due 09/15/2018 (a)(b)	63,650,000
17,500,000	(ROCS RR II R 10014) 2.35% due 09/15/2027 (a)(b)	17,500,000
12,700,000	(ROCS RR II R 10015) 2.35% due 09/15/2027 (a)(b)	12,700,000
9,000,000	Texas State Municipal Power Agency CP 3.50% due 02/11/2008	9,000,000
4,570,000	Texas State Municipal Power Agency Rev (Putters — Series 1322) VRDN 3.05% due 03/01/2014 (a)(b)	4,570,000
11,435,000	Texas State Municipal Securities Trust Rcpts (Series SGA-92) DDN 4.00% due 08/01/2029 (a)(b)	11,435,000
680,000,000	Texas State TRAN 4.50% due 08/28/2008	683,060,452
6,000,000	Texas State Veterans Housing (Funding II — Series A) VRDN 2.15% due 06/01/2033 (a)	6,000,000
	Texas State VRDN:
22,000,000	(College Student Loan) 3.93% due 02/01/2009 (a)	22,000,000
20,520,000	(College Student Loan) 3.22% due 02/01/2011 (a)	20,520,000
16,000,000	(College Student Loan) 3.75% due 02/01/2013 (a)	16,000,000
20,000,000	(Eagle 20070090 CL-A) 2.27% due 04/01/2037 (a)(b)	20,000,000
9,970,000	(Floaters — Series 152) 1.85% due 08/01/2022 (a)(b)	9,970,000
3,280,000	(Putters — Series 1016) 2.25% due 04/01/2013 (a)(b)	3,280,000
17,290,000	(Putters — Series 1909) 2.25% due 04/01/2015 (a)(b)	17,290,000
4,250,000	(Putters — Series 2492) 2.25% due 04/01/2015 (a)(b)	4,250,000
6,005,000	(ROCS RR II R 4020) 2.28% due 10/01/2022 (a)(b)	6,005,000
7,570,000	(ROCS RR II R 11082) 2.28% due 04/01/2033 (a)(b)	7,570,000
5,080,000	(ROCS RR II R 12208) 2.34% due 04/01/2030 (a)(b)	5,080,000
	Texas Transportation Community State Highway Rev VRDN:
26,010,000	(Putters — Series 1297) 2.25% due 04/01/2014 (a)(b)	26,010,000
7,145,000	(Putters — Series 2295) 2.20% due 04/01/2023 (a)(b)	7,145,000
10,000,000	Texas Water Development Board Rev (Floaters — Series 2288) VRDN 2.25% due 07/15/2027 (a)(b)	10,000,000
11,050,000	Travis County, Texas (Floaters — Series 27-TP) VRDN 3.20% due 03/01/2026 (a)(b)	11,050,000
5,670,000	Trinity River Auth Texas Solid Waste Disposal Rev (Community Waste Disposal Project) VRDN 2.27% due 05/01/2021 (a)	5,670,000
7,000,000	University of North Texas Rev VRDN 2.15% due 04/15/2034 (a)(b)	7,000,000

Texas — (concluded)
	University of Texas VRDN:
$11,225,000	(Merlots — Series B-14) 2.22% due 08/15/2022 (a)(b)	$11,225,000
14,375,000	(ROCS RR II R 752) 2.28% due 07/01/2030 (a)(b)	14,375,000
5,280,000	Victoria County, Texas Hospital Rev (Putters — Series 1947) VRDN 2.25% due 02/15/2015 (a)(b)	5,280,000
10,100,000	West Central Texas Regional Housing Finance Corp. S/F Mortgage Rev (ROCS RR II R 10233) VRDN 2.36% due 06/01/2039 (a)(b)	10,100,000

Utah — 0.6%
18,000,000	Davis County, Utah School District TAN 4.50% due 06/30/2008	18,054,000
7,500,000	Lehman Municipal Trust Receipts Various States (Utah Housing S/F Corp.) VRDN 2.26% due 01/01/2039 (a)(b)	7,500,000
1,805,000	Logan City, Utah Rev (Integrated System Inc. — Series A) VRDN 2.30% due 06/01/2014 (a)	1,805,000
12,570,000	Municipal Securities Trust Certificates (Series 2007-340 — Utah Transit Auth Sales Tax Rev) VRDN 4.00% due 06/16/2015 (a)(b)	12,570,000
16,530,000	Murray City, Utah Hospital Rev (Health Services Inc. — Series B) DDN 1.90% due 05/15/2037 (a)	16,530,000
	Utah Transportation Auth Sales Tax Rev VRDN:
2,125,000	(Floaters — Series 63-Z) 2.45% due 06/15/2028 (a)(b)	2,125,000
5,685,000	(Putters — Series 1107-B) 2.25% due 12/15/2013 (a)(b)	5,685,000
4,825,000	(ROCS RR II R 609) 2.28% due 06/15/2032 (a)(b)	4,825,000
	Utah Water Finance Agency Rev VRDN:
12,000,000	(Series A-8) 6.00% due 07/01/2032 (a)	12,000,000
24,000,000	(Series A-9) 6.00% due 07/01/2034 (a)	24,000,000
12,400,000	(Series A-11) 6.00% due 07/01/2031 (a)	12,400,000

Vermont — 0.1%
6,856,500	Vermont Educational & Health Bldgs Finance Agency Rev (Floaters — Series 1913) VRDN 2.25% due 10/31/2046 (a)(b)	6,856,500
12,300,000	Vermont Educational & Health Bldgs Finance Agency Rev (Middlebury College Project — Series B) FXRDN 3.40% due 11/03/2008	12,300,000
6,705,000	Vermont Educational & Health Bldgs Finance Agency Rev (Stratton Mountain School & Ski — Series A) VRDN 2.18% due 10/01/2034 (a)	6,705,000

Virginia — 1.5%
1,900,000	Albemarie County, Virginia IDA Rev (Jefferson Scholars Foundation Project) VRDN 2.12% due 10/01/2037 (a)	1,900,000
10,000,000	Caroline County, Virginia IDA EDR (Meadow Event Park — Series H) VRDN 2.25% due 12/01/2037 (a)	10,000,000
7,000,000	Charles City County, Virginia EDA Solid Waste Disposal Rev (Waste Management Inc. Project — Series A) VRDN 2.25% due 02/01/2029 (a)	7,000,000
3,500,000	Fairfax County, Virginia IDA Rev (Inova Health System Project — Series A-1) VRDN 2.09% due 05/15/2035 (a)	3,500,000
3,395,000	Hampton, Virginia IDA Exempt Facilities Rev (USA Waste of Virginia Landfills) VRDN 2.25% due 04/01/2013 (a)	3,395,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Virginia — (concluded)
	Henrico County, Virginia EDA Rev (Bon Secours Health System) VRDN:
$3,800,000	(Series B-1) 2.13% due 11/01/2042 (a)	$3,800,000
8,800,000	(Series B-2) 2.13% due 11/01/2042 (a)	8,800,000
	Louisa Virginia IDA PCR (Virginia Electric & Power) CP:
4,000,000	3.20% due 02/01/2008	4,000,000
2,000,000	3.20% due 02/04/2008	2,000,000
2,000,000	3.20% due 02/05/2008	2,000,000
3,600,000	3.20% due 02/06/2008	3,600,000
2,900,000	3.20% due 02/07/2008	2,900,000
4,000,000	3.20% due 02/11/2008	4,000,000
4,000,000	3.20% due 02/12/2008	4,000,000
4,000,000	3.18% due 02/13/2008	4,000,000
4,000,000	3.18% due 02/14/2008	4,000,000
21,400,000	2.95% due 02/20/2008	21,400,000
3,900,000	2.75% due 02/22/2008	3,900,000
17,455,000	Lexington, Virginia IDA Hospital Facilities Rev (Merlots — Series E-01) VRDN 2.24% due 07/01/2030 (a)(b)	17,455,000
8,700,000	Loudoun County, Virginia IDA Rev (Howard Hughes Medical — Series A) VRDN 2.06% due 02/15/2038 (a)	8,700,000
2,235,000	Loudoun County, Virginia Water & Sewer Rev (ROCS RR II R 6511) VRDN 2.53% due 01/01/2024 (a)(b)	2,235,000
15,060,000	Montgomery County, Virginia IDA Rev (Tech Foundation) DDN 2.00% due 06/01/2035 (a)	15,060,000
21,495,000	Municipal Securities Trust Certificate Class A (Upper Occoquan, Virginia Sewer Auth — Series 2001-159) VRDN 4.00% due 03/19/2015 (a)(b)	21,495,000
10,495,000	Municipal Securities Trust Certificate (Virginia Port Auth — Series 2007-41) VRDN 2.26% due 07/01/2014 (a)(b)	10,495,000
55,000,000	Norfolk, Virginia IDA Pooled Finance (Sentara Health System Group) CP 3.35% due 02/08/2008	55,000,000
3,150,000	Portsmouth, Virginia (ROCS RR II R 6054) VRDN 2.53% due 04/01/2021 (a)(b)	3,150,000
2,100,000	Richmond, Virginia IDA Rev Educational Facilities (Church Schools) VRDN 2.00% due 12/01/2031 (a)	2,100,000
2,000,000	Sussex County, Virginia IDA IDR (McGill Environmental System Project) VRDN 2.38% due 03/01/2021 (a)	2,000,000
	Virginia College Bldg Auth Educational Facilities Rev DDN:
1,700,000	1.87% due 02/01/2026 (a)	1,700,000
2,800,000	(Shenandoah University Project) 2.00% due 11/01/2036 (a)	2,800,000
4,100,000	(University Richmond Project) 2.00% due 11/01/2036 (a)	4,100,000
	Virginia State Housing Development Auth VRDN:
5,325,000	(Merlots — Series B-16) 2.27% due 01/01/2031 (a)(b)	5,325,000
13,000,000	(Merlots — Series B-18) 2.29% due 07/01/2018 (a)(b)	13,000,000
3,240,000	(Merlots — Series B-19) 2.29% due 04/01/2033 (a)(b)	3,240,000
7,360,000	(Merlots — Series C-03) 2.27% due 01/01/2017 (a)(b)	7,360,000
4,800,000	(Merlots — Series C-42) 2.29% due 07/01/2023 (a)(b)	4,800,000
10,975,000	Virginia State Public School Auth (ROCS RR II R 10047) VRDN 2.28% due 08/01/2023 (a)(b)	10,975,000

Washington — 4.4%
$3,050,000	Bellevue, Washington (Eagle 20041011 CL-A) VRDN 2.53% due 12/01/2043 (a)(b)	$3,050,000
	Central Puget Sound Washington Regional Transportation Auth Sales & Use Tax Rev VRDN:
17,700,000	(Floaters — Series 2270) 2.27% due 11/01/2034 (a)(b)	17,700,000
10,500,000	(Floaters — Series 2281) 2.27% due 11/01/2032 (a)(b)	10,500,000
4,455,000	(Putters — Series 755) 2.60% due 11/01/2012 (a)(b)	4,455,000
	Clark County, Washington Public Utility District VRDN:
10,740,000	(Merlots — Series A-03) 3.70% due 01/01/2010 (a)(b)	10,740,000
4,995,000	(Merlots — Series A-116) 3.70% due 01/01/2020 (a)(b)	4,995,000
5,470,000	Clark County, Washington (Putters — Series 540) VRDN 2.50% due 06/01/2012 (a)(b)	5,470,000
11,510,000	Eclipse Funding Trust 2007-0047 (Solar Eclipse — Chelan County Washington Public Utility) VRDN 2.26% due 07/01/2033 (a)(b)	11,510,000
6,000,000	Everett, Washington Public Facilities District Project Rev VRDN 2.05% due 04/01/2036 (a)	6,000,000
	Goat Hill Property, Washington Lease Rev VRDN:
4,750,000	(Putters — Series 705) 2.50% due 12/01/2012 (a)(b)	4,750,000
1,325,000	(ROCS RR II R 2173) 2.53% due 12/01/2023 (a)(b)	1,325,000
	Grant County, Washington Public Utility District Rev VRDN:
3,455,000	(ROCS RR II R 2039) 2.28% due 01/01/2019 (a)(b)	3,455,000
5,710,000	(ROCS RR II R 9113) 2.53% due 01/01/2037 (a)(b)	5,710,000
25,650,000	King County, Washington Sewer Rev (ROCS RR II R 11098) VRDN 2.28% due 01/01/2036 (a)(b)	25,650,000
15,000,000	King County, Washington Sewer (Series A-98) CP 3.10% due 04/01/2008	15,000,000
	King County, Washington VRDN:
5,595,000	(Putters — Series 1015) 2.50% due 06/01/2013 (a)(b)	5,595,000
6,160,000	(ROCS RR II R 2119) 2.53% due 06/01/2021 (a)(b)	6,160,000
9,700,000	Lehman Municipal Trust Receipts Various States (Washington State - Series 7) VRDN 2.16% due 01/01/2033 (a)(b)	9,700,000
23,600,000	Municipal Securities Trust Certificate Class A (Washington State Motor Vehicle Fuel Sales Tax Rev — Series 2001-112) DDN 2.15% due 01/07/2021 (a)(b)	23,600,000
2,200,000	Pierce County, Washington EDC Rev VRDN 2.31% due 05/01/2027 (a)	2,200,000
	Pierce County, Washington School District VRDN:
5,165,000	(Merlots — Series D-09) 2.51% due 12/01/2024 (a)(b)	5,165,000
6,355,000	(Putters — Series 950) 2.25% due 06/01/2013 (a)(b)	6,355,000
	Port Bellingham, Washington IDC EFR (West Coast Products LLC Project) DDN:
20,800,000	1.87% due 07/01/2040 (a)	20,800,000
15,000,000	1.87% due 07/01/2041 (a)	15,000,000
3,305,000	Port Bellingham, Washington IDC Rev (Wood Stone Corp. Project) VRDN 2.31% due 02/01/2027 (a)	3,305,000
	Port Seattle, Washington Rev CP:
29,450,000	(Series A-1) 3.38% due 02/06/2008	29,450,000
13,460,000	(Series A-2) 2.85% due 02/11/2008	13,460,000
	Port Seattle, Washington Rev VRDN:
5,040,000	(Merlots — C-13) 2.56% due 07/01/2023 (a)(b)	5,040,000
10,895,000	(ROCS RR II R 7015) 3.78% due 03/01/2022 (a)(b)	10,895,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Washington — (continued)
	Port Tacoma, Washington Rev VRDN:
$8,740,000	(Floaters — Series 2321) 2.20% due 12/01/2029 (a)(b)	$8,740,000
8,835,000	(Floaters — Series 2324) 2.20% due 12/01/2038 (a)(b)	8,835,000
5,560,000	(Merlots — Series 123) 2.27% due 12/01/2008 (a)(b)	5,560,000
2,910,000	Seattle, Washington Housing Auth Rev (Wedgewood Estate Project) VRDN 2.24% due 09/01/2036 (a)	2,910,000
7,000,000	Seattle, Washington Housing Auth Rev (High Point Project Phase II) VRDN 2.31% due 03/01/2039 (a)	7,000,000
26,280,000	Seattle, Washington Municipal Light & Power Rev (Municipal Securities Trust Rcpts — Series SGA-85) DDN 4.25% due 10/01/2023 (a)(b)	26,280,000
	Seattle, Washington Municipal Light & Power Rev VRDN:
28,125,000	(Merlots — Series A-56) 2.22% due 03/01/2015 (a)(b)	28,125,000
6,680,000	(Putters — Series 668) 2.25% due 08/01/2012 (a)(b)	6,680,000
18,500,000	Snohomish County, Washington Public Utility District (Electric Rev Municipal Securities Trust Rcpts — SGA-124) DDN 2.15% due 12/01/2024 (a)(b)	18,500,000
	Snohomish County, Washington Public Utility District VRDN:
5,165,000	(ROCS RR II R 6031) 2.28% due 12/01/2023 (a)(b)	5,165,000
7,375,000	(ROCS RR II R 6055) 2.28% due 12/01/2022 (a)(b)	7,375,000
10,205,000	Tacoma, Washington (Putters — Series 1220) VRDN 2.50% due 12/01/2012 (a)(b)	10,205,000
6,200,000	UBS Municipal Services (Washington State — Floaters 2007-33) VRDN 2.31% due 03/12/2010 (a)(b)	6,200,000
	Washington State VRDN:
15,985,000	(Floaters — Series 389) 2.27% due 07/01/2018 (a)(b)	15,985,000
2,770,000	(Floaters — Series 1519) 2.28% due 06/01/2028 (a)(b)	2,770,000
10,460,000	(Floaters — Series 2278) 2.25% due 07/01/2032 (a)(b)	10,460,000
12,420,000	(Merlots — Series B-09) 2.24% due 07/01/2023 (a)(b)	12,420,000
9,995,000	(Merlots — Series B-23) 2.51% due 12/01/2025 (a)(b)	9,995,000
6,705,000	(Putters — Series 748) 2.25% due 01/01/2013 (a)(b)	6,705,000
27,610,000	(Putters — Series 1379) 2.60% due 01/01/2013 (a)(b)	27,610,000
6,200,000	(Putters — Series 2438) 2.25% due 01/01/2016 (a)(b)	6,200,000
8,550,000	(ROCS RR II R 4077) 2.28% due 07/01/2024 (a)(b)	8,550,000
7,745,000	(ROCS RR II R 6090) 2.28% due 07/01/2022 (a)(b)	7,745,000
22,700,000	(ROCS RR II R 12100) 2.32% due 01/01/2031 (a)(b)	22,700,000
4,000,000	Washington State EDR Auth Solid Waste Disposal Rev (Waste Management Inc. Project — Series D) VRDN 2.25% due 07/01/2027 (a)	4,000,000
5,715,000	Washington State EDR EDR (Northwest Center Project — Series A) VRDN 2.20% due 03/01/2030 (a)	5,715,000
8,750,000	Washington State EDR (Mount Ainstar Resort — Series C) DDN 2.10% due 10/01/2023 (a)	8,750,000
9,000,000	Washington State Health Care Facilities Auth Rev (ROCS RR II R 510 CE) VRDN 2.28% due 07/01/2038 (a)(b)	9,000,000
38,000,000	Washington State Health Care Facilities Auth Rev (Swedish Health Services) VRDN 2.23% due 11/15/2026 (a)	38,000,000

Washington — (concluded)
$8,850,000	Washington State Higher Education Facilities Auth Rev (St. Martins University Project) VRDN 2.18% due 02/01/2037 (a)	$8,850,000
	Washington State Housing Finance Community M/F Housing Rev DDN:
14,800,000	(Arbors On The Park Project) 2.21% due 10/01/2024 (a)	14,800,000
10,620,000	(Country Club Apartments — Series A) 2.25% due 08/01/2032 (a)	10,620,000
10,625,000	(Heatherwood Apartments Project — Series A) 2.29% due 06/01/2037 (a)	10,625,000
9,225,000	(Mill Pointe Apartments Project — Series A) 2.29% due 06/01/2037 (a)	9,225,000
11,050,000	(Springfield Meadows Apartments — Series A) 2.29% due 06/01/2037 (a)	11,050,000
	Washington State Housing Finance Community Nonprofit Rev (Eastside Catholic School) VRDN:
2,000,000	(Series A) 2.24% due 07/01/2038 (a)	2,000,000
5,000,000	(Series B) 2.11% due 07/01/2038 (a)	5,000,000
10,395,000	Washington State Housing Finance Community M/F Housing Rev (Merrill Gardens Renton — Series A) VRDN 2.16% due 12/01/2040 (a)	10,395,000
98,570,000	Washington State Housing Finance Community Nonprofit Housing Rev (Mirabella Project — Series A) DDN 1.93% due 03/01/2036 (a)	98,570,000
4,345,000	Washington State Housing Finance Community (Putters — Series 1335) VRDN 2.30% due 12/01/2009 (a)(b)	4,345,000
5,715,000	Washington State Macon Trust (Series D) VRDN 2.26% due 07/01/2023 (a)	5,715,000

West Virginia — 0.3%
3,970,000	Berkeley County, West Virginia IDR (Mack Industry Inc. Project) VRDN 2.31% due 12/01/2026 (a)	3,970,000
2,055,000	Cabell County, West Virginia Bldg Community Rev (Pressley Ridge School Project) VRDN 2.31% due 08/01/2022 (a)	2,055,000
5,020,000	Lehman Municipal Trust Receipts Various States (West Virginia Housing) VRDN 2.26% due 05/01/2037 (a)(b)	5,020,000
10,425,000	West Virginia State Hospital Finance Auth Rev (Pallottine Health — Series A-1) VRDN 2.21% due 10/01/2033 (a)	10,425,000
29,335,000	West Virginia State Housing Development Fund (Floaters — Series 2344) VRDN 2.32% due 11/01/2037 (a)(b)	29,335,000
3,850,000	West Virginia University Rev (Merlots — Series A-15) VRDN 2.56% due 04/01/2028 (a)(b)	3,850,000

Wisconsin — 3.3%
18,985,000	ABN-AMRO Muni Tops 2001-32 — Wisconsin State VRDN 2.27% due 05/01/2022 (a)(b)	18,985,000
3,350,000	Menomonee Falls, Wisconsin IDR (AJ Die-Namics Project) DDN 2.29% due 11/01/2036 (a)	3,350,000
9,880,000	Milwaukee, Wisconsin Redevelopment Auth Lease Rev (University Wisconsin - Kenilworth Project) VRDN 2.12% due 09/01/2040 (a)	9,880,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Wisconsin — (continued)
	Milwaukee, Wisconsin Redevelopment Auth Rev VRDN:
$17,565,000	(Cathedral Place Package Facilities Project) 2.20% due 05/01/2025 (a)	$17,565,000
3,300,000	(Wisconsin Humane Society Inc. Project) 2.35% due 03/01/2019 (a)	3,300,000
14,670,000	Milwaukee, Wisconsin Redevelopment Auth Rev (YMCA — Milwaukee Project) DDN 2.05% due 07/01/2034 (a)	14,670,000
1,030,000	New Richmond, Wisconsin School District BAN 4.13% due 06/06/2008	1,032,142
7,500,000	Rothschild, Wisconsin IDR (Schuette Inc. Project) VRDN 2.29% due 08/01/2037 (a)	7,500,000
11,600,000	Wisconsin Rural Water Construction Loan BAN 4.50% due 08/01/2008	11,641,835
	Wisconsin State GO ECN CP:
28,620,000	(Series 2000-A) 3.11% due 02/14/2008	28,620,000
25,540,000	(Series 2000-C) 3.05% due 03/07/2008	25,540,000
4,989,000	(Series 2000-E) 2.68% due 04/01/2008	4,989,000
12,735,000	(Series 2002-A) 2.90% due 04/01/2008	12,735,000
37,650,000	(Series 2004-A) 3.05% due 03/07/2008	37,650,000
25,000,000	(Series 2004-A) 2.68% due 04/01/2008	25,000,000
13,000,000	(Series 2006-A) 3.40% due 02/01/2008	13,000,000
25,000,000	(Series 2006-A) 3.43% due 02/01/2008	25,000,000
14,735,000	(Series 2006-A) 3.35% due 02/05/2008	14,735,000
33,215,000	(Series 2006-A) 3.44% due 02/06/2008	33,215,000
20,000,000	(Series 2006-A) 2.80% due 02/19/2008	20,000,000
15,860,000	(Series 2006-B) 3.35% due 02/05/2008	15,860,000
6,000,000	(Series 2006-B) 3.11% due 02/14/2008	6,000,000
	Wisconsin State Health & Educational Facilities Auth Rev DDN:
11,000,000	(Gundersen Lutheran — Series B) 2.03% due 12/01/2029 (a)	11,000,000
7,100,000	(Healthcare Inc. — Series A) 2.03% due 05/01/2037 (a)	7,100,000
18,170,000	(Lutheran College Project) 2.05% due 06/01/2033 (a)	18,170,000
1,865,000	(Riverview Hospital Assn) 2.05% due 10/01/2030 (a)	1,865,000
	Wisconsin State Health & Educational Facilities Auth Rev VRDN:
7,000,000	(Lutheran College Project) 2.00% due 09/01/2031 (a)	7,000,000
11,500,000	(Maranatha Baptist) 2.25% due 08/01/2026 (a)	11,500,000
18,450,000	(Meriter Hospital Inc. Project) 2.05% due 12/01/2032 (a)	18,450,000

Wisconsin — (concluded)
$4,900,000	Wisconsin Housing & Economic Development Auth (Home Ownership Rev - ROCS RR II R 11136) VRDN 2.36% due 03/01/2028 (a)(b)	$4,900,000
	Wisconsin School District Cash Flow Management Program BAN:
11,915,000	(Series A-1) 4.50% due 09/18/2008	11,977,865
15,600,000	(Series B) 4.00% due 10/30/2008	15,705,006
44,300,000	Wisconsin State Operating Notes BAN 4.50% due 06/16/2008	44,420,668
	Wisconsin State Petroleum Inspection Fee Rev Bonds CP:
30,000,000	3.00% due 02/04/2008	30,000,000
16,000,000	3.11% due 02/14/2008	16,000,000
30,000,000	2.85% due 02/12/2008	30,000,000
30,000,000	3.05% due 03/07/2008	30,000,000
7,559,000	Wisconsin State Transportation (Floaters — Series 1864) VRDN 2.26% due 07/01/2020 (a)(b)	7,559,000
9,800,000	Wisconsin State (Merlots — Series D-18) VRDN 2.51% due 05/01/2018 (a)(b)	9,800,000

Wyoming — 0.5%
65,500,000	Campbell County, Wyoming IDR (Two Elk Partners Project) FXRDN 3.65% due 11/28/2008	65,500,000
24,225,000	Uinta County, Wyoming PCR (Chevron USA Inc. Project) DDN 2.00% due 08/15/2020 (a)	24,225,000

Total Investments (Cost $18,483,920,310) — 98.5%	18,483,920,310
Other Assets Less Liabilities — 1.5%	279,223,147
Net Assets	$18,763,143,457

(a)	The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at January 31, 2008. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

This information is authorized for distribution only when it is accompanied or preceded by a current prospectus for the Merrill Lynch Funds For Institutions Series, which contains more complete information, including fees and expenses. Please read the prospectus carefully prior to investing or sending money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and subject to change. Portfolio holdings should not be deemed as a recommendation to purchase any of the securities listed above.

Prepared by BlackRock Investments, Inc.
© 2008 BlackRock, Inc. Member FINRA. All Rights Reserved.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (concluded)

Portfolio Abbreviations for Merrill Lynch Institutional Tax-Exempt Portfolio

Assn	Association
Auth	Authority
BAN	Bond Anticipation Notes
Bldg	Building
CP	Commercial Paper
DDN	Daily Demand Notes
ECN	Economic Commercial Notes
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
EDF	Economic Development Financing
EFR	Environmental Facilities Revenue
FXRDN	Fixed Rate Demand Notes
GO	General Obligation
IBR	Industrial Building Revenue
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
IFA	Industrial Finance Agency
IFC	Industrial Facilities Corporation
M/F	Multi-Family
Merlots	Municipal Extendible Receipts
Liquidity Option Tender Securities
Muni	Municipal
PCR	Pollution Control Revenue
Putters	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
Rcpts	Receipts
Rev	Revenue
ROCS	Reset Option Certificates
S/F	Single Family
TAN	Tax Anticipation Notes
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

By:	______________________________

Donald C. Burke

Chief Executive Officer (principal executive officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	_______________________________

Donald C. Burke

Chief Executive Officer (principal executive officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: March 24, 2008

By:	_______________________________

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: March 24, 2008